Schedule of Investments (unaudited)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$3,410	$3,532,888
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,590,094
5.00%, 09/01/27 (PR 09/01/24)	1,710	1,924,832
5.00%, 09/01/30 (PR 09/01/24)	2,025	2,279,406
Series 2007-2, Class A4, 5.00%, 09/01/28 (PR 09/01/24)	3,500	3,939,714
Series A, 4.00%, 06/01/37 (PR 09/01/27)	5,290	6,267,330
Series A, 5.00%, 09/01/35 (PR 09/01/26)	8,575	10,338,695
Series A, 5.00%, 09/01/36 (PR 09/01/26)	7,000	8,439,751
Series B, 5.00%, 09/01/23	3,105	3,361,398
Series B, 5.00%, 09/01/24	3,940	4,440,778
Series B, 5.00%, 09/01/26	2,640	3,184,368
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	3,525	3,869,031
Alabama Public School and College Authority RB
Series A, 4.00%, 11/01/36 (Call 11/01/30)	1,000	1,209,500
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,925,730
Series A, 5.00%, 11/01/22	1,810	1,890,119
Series A, 5.00%, 11/01/23	11,000	11,993,380
Series A, 5.00%, 11/01/26	1,000	1,210,699
Series A, 5.00%, 11/01/27	7,850	9,753,453
Series A, 5.00%, 11/01/29	1,500	1,951,590
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,600,930
Series A, 5.00%, 11/01/33 (Call 11/01/30)	6,300	8,303,117
Series A, 5.00%, 11/01/34 (Call 11/01/30)	9,000	11,836,229
Series A, 5.00%, 11/01/35 (Call 11/01/30)	6,000	7,880,045
Series A, 5.00%, 11/01/39 (Call 11/01/30)	13,805	17,991,040
Series B, 5.00%, 01/01/23	3,450	3,629,255
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,130	6,847,596
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,783,162
Series A, 5.00%, 06/01/48 (Call 06/01/28)	4,000	4,940,866
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,227,797
		157,142,793
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,215,234

Arizona — 1.3%
Arizona Board of Regents COP, Series C, 5.00%, 06/01/31( 06/01/22)	7,025	7,194,013
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,110	1,242,074
5.00%, 07/01/25 (Call 07/01/24)	1,885	2,107,216
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,223,183
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,218,085
Series A, 5.00%, 07/01/29 (PR 07/01/22)	3,205	3,294,142
Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,000	2,055,585
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	750	811,491
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,028,212
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,768,592
Arizona Transportation Board RB
5.00%, 07/01/22	2,810	2,890,014
	Par
Security	(000)	Value

Arizona (continued)
5.00%, 07/01/23	$10,795	$11,604,490
5.00%, 07/01/24	2,320	2,596,047
Series A, 5.00%, 07/01/24	6,045	6,764,269
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	895	930,966
Series A, 5.00%, 10/01/22 (ETM)	555	576,623
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,129,212
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,890	8,904,704
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,702,419
City of Phoenix AZ GO
4.00%, 07/01/24	1,055	1,152,600
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,184,570
5.00%, 07/01/25	3,800	4,405,829
5.00%, 07/01/26	1,155	1,383,114
5.00%, 07/01/27 (Call 07/01/26)	9,120	10,912,079
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	5,565,295
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,345,530
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,592,269
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,863,273
5.00%, 07/01/49 (Call 07/01/29)	5,000	6,174,110
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,295,019
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,287,391
Series A, 5.00%, 07/01/44 (Call 07/01/30)	11,750	15,076,333
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,289,676
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,431,220
Series B, 4.00%, 07/01/28 (Call 07/01/24)	1,100	1,193,754
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,674,772
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,493,970
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	5,100,720
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23	2,615	2,810,660
5.00%, 07/01/24	6,200	6,939,417
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	2,500	2,509,808
5.00%, 01/01/23	4,085	4,296,790
5.00%, 01/01/24	1,150	1,261,479
5.00%, 01/01/25	17,015	19,403,991
5.00%, 01/01/27	1,900	2,309,425
5.00%, 01/01/28	6,145	7,672,233
5.00%, 01/01/29	6,250	8,000,488
5.00%, 01/01/31 (Call 01/01/28)	3,600	4,467,512
5.00%, 01/01/37 ( 01/01/30)	2,175	2,799,498
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,916,199
5.00%, 01/01/39 (Call 01/01/28)	8,000	9,849,240
5.00%, 01/01/47 (Call 01/01/30)	10,500	13,321,910
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,267,071
Series A, 5.00%, 01/01/22	2,395	2,404,396
Series A, 5.00%, 01/01/26	3,280	3,870,572
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,030,000
Series A, 5.00%, 01/01/27	2,005	2,437,052
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,075,000
Series A, 5.00%, 12/01/29 (Call 06/01/22)	1,635	1,674,336
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,560,147
Series A, 5.00%, 12/01/31 (Call 06/01/22)	15,115	15,477,112
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	12,027,062
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,867,838
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,408,373

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Arizona (continued)
Series A, 5.00%, 01/01/38 (Call 01/01/27)	$5,100	$6,100,525
Series A, 5.00%, 01/01/45 (Call 01/01/31)	19,900	25,833,388
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,818,124
State of Arizona COP, Series A, 5.00%, 10/01/28	3,050	3,879,691
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,739,840
		321,492,038
Arkansas — 0.0%
State of Arkansas GO
5.00%, 06/15/22	2,000	2,051,850
5.00%, 04/01/26 (Call 10/01/24)	1,815	2,045,813
		4,097,663
California — 19.7%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,505,828
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,352,526
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,271,286
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,187,727
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,804,070
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	504,801
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	6,770,332
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	5,608,108
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,367,992
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,726,137
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,508,316
Bay Area Toll Authority RB
4.00%, 04/01/33 (Call 04/01/27)	1,800	2,088,650
4.00%, 04/01/38 (Call 04/01/27)	5,005	5,791,807
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,883,957
4.00%, 04/01/47 (Call 04/01/27)	13,500	15,482,484
5.00%, 04/01/28	1,600	2,000,616
VRDN,2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	2,085,806
Series A, VRDN,2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,078,856
Series B, VRDN,2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,270,379
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,981,604
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,925	1,955,984
Series F-1, 5.00%, 04/01/26 (PR 04/01/22)	1,045	1,061,820
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,860	1,889,938
Series F-1, 5.00%, 04/01/30 (PR 04/01/22)	2,000	2,032,191
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,315	1,336,166
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,328,152
Series H, 5.00%, 04/01/44 (Call 04/01/29)	2,000	2,494,356
Series H, 5.00%, 04/01/49 (Call 04/01/29)	2,000	2,479,974
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,159,652
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,127,802
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,861,826
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,401,248
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	394,867
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	8,267,386
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	9,000	11,241,283
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	4,765,140
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	833,419
	Par
Security	(000)	Value

California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$2,000	$2,260,385
5.00%, 10/01/49 (Call 04/01/26)	500	579,440
5.00%, 04/01/51	5,000	8,024,238
5.25%, 04/01/40	6,000	9,090,574
Series T-1, 5.00%, 03/15/39	1,015	1,487,297
Series U-2, 5.00%, 10/01/32	5,000	6,998,748
Series U-3, 5.00%, 06/01/43	9,730	14,773,613
Series U-6, 5.00%, 05/01/45	4,400	6,751,660
Series U-7, 5.00%, 06/01/46	13,250	20,523,884
Series V-1, 5.00%, 05/01/49	12,000	18,999,638
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	5,180	5,630,279
5.00%, 10/01/26	1,325	1,606,508
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,850,673
5.00%, 10/01/43 (Call 04/01/28)	3,620	4,484,373
5.00%, 08/01/44 (Call 08/01/29)	3,800	4,735,981
5.00%, 08/01/49 (Call 08/01/29)	4,375	5,416,437
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,749,603
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	3,059,753
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,499,760
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	624,940
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,226,198
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	6,898,662
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,250,082
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,571,551
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	4,490	1,502,309
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	3,345,873
4.00%, 11/01/36 ( 11/01/31)	1,000	1,230,294
4.00%, 11/01/39 ( 11/01/31)	1,500	1,831,276
4.00%, 11/01/46 ( 11/01/31)	3,600	4,317,381
5.00%, 11/01/33 ( 11/01/31)	2,000	2,698,599
5.00%, 11/01/46 ( 11/01/31)	2,000	2,615,409
Series A, 5.00%, 04/01/22	1,845	1,874,478
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,441,879
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,917,507
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,587,595
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,724,914
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,737,234
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,398,090
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,113,969
Series B, 4.00%, 05/01/46 (Call 05/01/31)	3,500	4,165,159
Series B, 5.00%, 10/01/22	1,900	1,976,027
Series B, 5.00%, 10/01/25	1,960	2,289,897
Series B, 5.00%, 10/01/29 (Call 10/01/27)	4,000	4,936,166
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,073,069
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	203,810
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	5,071,319
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,197,827
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,500,000
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	750,000
Series D, 5.25%, 12/01/25 (Call 12/01/21)	1,345	1,345,000
Series F, 5.00%, 05/01/23	3,475	3,707,450
Series F, 5.00%, 05/01/25	6,595	7,598,137
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,694,575
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,905,904

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series G, 5.00%, 11/01/37 (Call 11/01/22)	$3,175	$3,315,240
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,083,127
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,397,406
Series I, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,278,925
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	1,700	1,759,571
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,251,680
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,134,662
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,671,397
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	4,103,030
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,532,869
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	9,307,964
Series A, 5.00%, 11/01/23	1,075	1,172,080
Series A, 5.00%, 11/01/24	1,000	1,134,965
Series A, 5.00%, 11/01/24 (PR 11/01/23)	2,445	2,666,788
Series A, 5.00%, 11/01/25 (PR 11/01/23)	1,425	1,554,263
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,190	1,242,563
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,515,759
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	593,497
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,836,654
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,372,071
Series A, 5.00%, 11/01/32 (PR 11/01/24)	8,000	9,084,223
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,754,065
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,838,819
Series A, 5.00%, 11/01/34 ( 11/01/24)	2,890	3,281,856
Series A, 5.00%, 11/01/34 (PR 11/01/24)	60	67,948
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,505,590
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,394,070
Series A, 5.00%, 11/01/37 (PR 11/01/22)	5,370	5,607,194
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,667,573
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	1,021,844
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,181,902
Series A, 5.00%, 11/01/42 (Call 05/01/27)	3,450	4,195,670
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,743,308
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,743,684
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,560,788
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	794,757
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	9,483,618
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	22,884,785
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	13,484,280
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(b)(c)	5,440	5,718,433
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	4,233,413
Series C, 4.00%, 11/01/45 (Call 11/01/30)	4,940	5,813,998
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	593,304
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,159,669
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	1,022,374
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,895,105
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,729,869
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,297,510
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,264,429
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,225	1,321,089
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	1,200	1,294,128
Series B, 5.00%, 08/01/22	6,940	7,163,433
Series B, 5.00%, 08/01/23	7,285	7,864,069
Series B, 5.00%, 08/01/24	3,250	3,656,808
	Par
Security	(000)	Value

California (continued)
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	$2,300	$2,829,697
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,182,763
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,180	9,226,531
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22 (Call 12/15/21)	1,100	1,101,948
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	5,261,776
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,202,582
City of Los Angeles CA GO
Series B, 4.00%, 09/01/24	4,245	4,668,584
Series B, 5.00%, 09/01/23	4,000	4,329,570
City of Los Angeles CA RB, 4.00%, 06/23/22	31,500	32,186,870
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,071,171
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,066,180
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,318,616
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,851,395
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,839,156
Series B, 5.00%, 06/01/22	2,625	2,688,422
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,015	3,085,238
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	409,278
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,141,915
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,866,131
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	5,242,585
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,955,889
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,942,605
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,940,030
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,580,614
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,287,680
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	4,651,891
Series B, 5.00%, 05/15/24	2,000	2,226,794
Series B, 5.00%, 05/15/25	2,000	2,310,998
Series B, 5.00%, 05/15/29	2,000	2,585,088
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,622,502
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	510,752
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	5,353,149
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	9,038,344
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,541,866
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,498,656
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,936,388
City of Sacramento CA Water Revenue RB, Series WTR REV, 5.00%, 09/01/42 (PR 09/01/23)	9,750	10,560,489
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,450,573
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,611,119
5.00%, 11/01/32 (Call 11/01/26)	4,250	5,083,974
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,193,572
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,289,691
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,390,331
Series A, 5.00%, 11/01/35 (PR 05/01/22)	4,000	4,079,670
Series A, 5.00%, 11/01/37 (PR 05/01/22)	2,500	2,550,332
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,000	1,020,133
Series A, 5.00%, 11/01/50 (Call 11/01/30)	9,325	12,020,584
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,244,916

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series C, 4.00%, 11/01/50 (Call 11/01/30)	$14,000	$16,703,882
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,461,557
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	3,610	4,165,746
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,298,336
Series REF, 5.00%, 11/01/32 (Call 05/01/25)	2,000	2,297,603
Series REF, 5.00%, 11/01/36 (Call 05/01/25)	1,255	1,439,448
City of San Jose CA GO
Series A, 5.00%, 09/01/43 (Call 03/01/31)	3,880	5,096,738
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	5,262,375
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,256,293
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	450	507,773
Series D, 4.00%, 08/01/40 (Call 08/01/25)	550	614,967
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,330,106
4.00%, 08/01/32 (Call 08/15/25)	4,705	5,315,399
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,332,807
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,125,429
Series A, 5.00%, 08/01/38 (PR 08/01/23)	7,080	7,641,537
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	6,111,561
Series B, 0.00%, 08/01/28 (AGM)(a)	5,000	4,621,877
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,298,482
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	591,174
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	569,226
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	12,655	13,658,707
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	26,965	29,283,874
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	3,200	4,178,199
County of Riverside CA RB, 2.00%, 06/30/22	2,500	2,526,642
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,125,655
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,299,624
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,492,559
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	4,050,835
East Bay Municipal Utility District Water System
Revenue RB
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	15,986,172
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,633,667
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,214,002
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,610,279
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	8,832,435
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	6,002,826
Series B, 5.00%, 06/01/23	1,000	1,071,171
Series B, 5.00%, 06/01/25	3,605	4,181,551
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,457,992
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,437,799
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,583,215
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	8,755,502
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,829,247
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,263,068
Series C, 0.00%, 08/01/32(a)	200	168,483
Series C, 0.00%, 08/01/34(a)	8,415	6,769,842
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	553,005
	Par
Security	(000)	Value

California (continued)
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	$3,000	$3,376,005
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	1,003,188
Series C, 0.00%, 08/01/51(a)	2,850	1,370,685
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,516,790
Series A, 0.00%, 08/01/34(a)	2,500	2,039,220
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	3,523,196
0.00%, 01/15/35 (AGM)(a)	1,700	1,294,657
Series A, 0.00%, 01/01/23 (ETM)(a)	500	498,252
Series A, 0.00%, 01/01/25 (ETM)(a)	200	196,834
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,459,413
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,192,255
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	906,811
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,478,290
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	718,060
Series A, 4.00%, 01/15/46 (Call 01/15/31)	33,000	38,456,814
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,175,224
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,678,411
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,734,571
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,984,349
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,172,381
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	4,190,387
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,660	1,923,961
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,440,347
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,869,212
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	10,219,771
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,843,943
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,931,174
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,548,293
Series C, 4.00%, 08/01/22	5,000	5,127,811
Series C, 4.00%, 08/01/49 (Call 08/01/28)	6,600	7,639,462
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	411,832
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	5,031,388
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	8,815	10,146,292
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,580,632
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,096,687
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	3,246,194
Series A, 5.00%, 08/01/22	1,000	1,032,263
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,818,805
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	11,798,985
Series A, 5.00%, 08/01/30 (PR 08/01/24)	9,435	10,597,184
Series A, 5.00%, 08/01/31 (PR 08/01/24)	2,000	2,246,356
Series C, 5.00%, 08/01/22	1,265	1,305,813
Series C, 5.00%, 06/01/26	1,000	1,198,856
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	2,304,039
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	2,015,708
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,540	1,766,906
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,500	2,865,013

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	$2,305	$2,674,304
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,247,729
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/36 (Call 06/01/31)	2,000	2,482,551
Series A, 4.00%, 06/01/37 (Call 06/01/31)	8,980	11,119,190
Series A, 4.00%, 06/01/38 ( 06/01/31)	4,305	5,315,701
Series A, 4.00%, 06/01/39 (Call 06/01/31)	9,250	11,396,642
Series A, 5.00%, 06/01/22	2,225	2,278,757
Series A, 5.00%, 06/01/23	2,365	2,534,430
Series A, 5.00%, 06/01/24	3,170	3,543,245
Series A, 5.00%, 07/01/25	4,085	4,755,276
Series A, 5.00%, 06/01/26	1,500	1,801,247
Series A, 5.00%, 06/01/28	4,000	5,082,931
Series A, 5.00%, 06/01/30	1,250	1,666,488
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	5,306,192
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,787,959
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,307,895
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,380	2,912,070
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,035	5,329,452
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,709,150
Series A, 5.00%, 06/01/35 (Call 06/01/30)	1,500	1,972,826
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,216,741
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,025	10,532,775
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,775	6,253,470
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,516,578
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	12,201,067
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,751,122
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,141,420
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,986,126
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,032,195
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,199,149
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,536,839
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,274,203
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,133,809
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,981,436
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	8,176,778
Series A, 5.00%, 07/01/49 (Call 01/01/29)	5,070	6,301,311
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	3,158,789
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,815	1,984,954
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,609,753
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	5,097,884
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,251,726
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,228,392
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,415,401
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,275,265
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,535,980
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,938,144
Series B-8, VRDN,0.02%, 07/01/34 (Put 12/07/21)(b)(c)	8,000	8,000,000
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,365	1,528,167
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	558,806
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,435,350
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,573,914
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,154,174
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,325,438
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	2,138,987
	Par
Security	(000)	Value

California (continued)
Series D, 5.00%, 07/01/44 (Call 07/01/24)	$9,455	$10,492,067
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,339,279
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,876,599
5.00%, 07/01/26 (Call 06/01/26)	3,500	4,189,096
5.00%, 07/01/38 ( 07/01/31)	1,600	2,138,966
5.00%, 07/01/39 ( 07/01/31)	2,295	3,061,482
5.00%, 07/01/40 (Call 07/01/31)	6,495	8,627,722
5.00%, 07/01/45 ( 07/01/31)	5,000	6,551,608
5.00%, 07/01/51 ( 07/01/31)	12,500	16,270,024
Series A, 5.00%, 07/01/25	3,500	4,064,777
Series A, 5.00%, 07/01/26	3,075	3,685,397
Series A, 5.00%, 07/01/27	2,500	3,087,037
Series A, 5.00%, 07/01/28	4,000	5,067,491
Series A-1, VRDN,0.00%, 07/01/50 (Put 12/07/21)(b)(c)	20,000	20,000,000
Series B, 5.00%, 07/01/40 (Call 07/01/30)	5,690	7,395,739
Series B, 5.00%, 07/01/45 (Call 07/01/30)	4,000	5,142,188
Series B, 5.00%, 07/01/50 (Call 07/01/30)	13,000	16,638,362
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	16,466,593
Series D, 5.00%, 07/01/49 (Call 07/01/29)	16,500	20,775,663
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,580,010
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,334,507
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,404,349
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,950,968
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,031,619
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,620,943
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,658,093
Series A, 5.00%, 07/01/50 (Call 07/01/30)	8,570	11,000,304
Series A-1, VRDN,0.02%, 07/01/49 (Put 12/01/21)(b)(c)	20,000	20,000,000
Series B, 4.00%, 07/01/29	2,000	2,451,330
Series B, 4.00%, 07/01/30	2,000	2,495,596
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,445	4,773,173
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,683,335
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,287,803
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,027,938
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,502,090
Series B, 5.00%, 07/01/41 (Call 01/01/31)	1,000	1,313,161
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,663,325
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	3,108,927
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,771,393
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	5,838,316
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	3,091,696
Series B, 5.00%, 07/01/49 (Call 01/01/31)	5,900	7,631,309
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,955,363
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	3,997,332
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,308,291
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	6,843,663
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,601,290
Los Angeles Unified School District/CA GO
4.00%, 07/01/36 ( 01/01/32)	5,250	6,466,847
4.00%, 07/01/37 ( 01/01/32)	4,000	4,918,571
4.00%, 07/01/40 ( 01/01/32)	3,250	3,971,125
4.00%, 07/01/41 ( 01/01/32)	5,500	6,702,757
4.00%, 07/01/46 (Call 01/01/32)	3,500	4,211,734
5.00%, 07/01/23	1,000	1,075,153
5.00%, 07/01/28	1,500	1,900,309
5.00%, 07/01/31	500	676,945
5.00%, 07/01/34 ( 01/01/32)	1,500	2,040,893

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 4.00%, 07/01/33 (Call 07/01/25)	$1,000	$1,112,480
Series A, 5.00%, 07/01/22	1,670	1,717,055
Series A, 5.00%, 07/01/23	8,780	9,439,844
Series A, 5.00%, 07/01/24	10,175	11,396,878
Series A, 5.00%, 07/01/25	6,765	7,854,012
Series A, 5.00%, 07/01/26	9,525	11,430,078
Series A, 5.00%, 07/01/28	5,000	6,334,364
Series A, 5.00%, 07/01/29	5,000	6,481,001
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,608,424
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,062,235
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,960	7,152,049
Series B-1, 5.00%, 07/01/26	5,350	6,420,044
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,945,172
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,463,857
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	13,315,916
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,900	2,348,502
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	10,663,612
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	6,150,905
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,832,820
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	6,594,851
Series C, 4.00%, 07/01/39 (Call 07/01/30)	10,000	11,984,402
Series C, 4.00%, 07/01/40 (Call 07/01/30)	10,000	11,955,136
Series C, 4.00%, 07/01/44 (Call 07/01/30)	1,425	1,686,227
Series C, 5.00%, 07/01/22	8,020	8,245,976
Series C, 5.00%, 07/01/23	4,295	4,617,783
Series C, 5.00%, 07/01/24	2,105	2,357,782
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,290,542
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	222,974
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	834,922
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,731,022
Series RYQ, 4.00%, 07/01/36 (Call 07/01/30)	3,000	3,627,946
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	2,201,512
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	2,565	3,073,999
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	15,200	17,986,417
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,607,781
Series E, 3.00%, 08/01/25	2,000	2,186,485
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	750	322,569
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/24	2,000	2,239,622
Series A, 5.00%, 07/01/26	1,000	1,201,515
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,034,270
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,850	1,879,214
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	10,192,916
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,831,813
Series A, 5.00%, 10/01/46 (Call 04/01/31)	2,000	2,616,154
Series A, 5.00%, 10/01/51 (Call 04/01/31)	27,000	35,136,253
Series A-2, VRDN,0.02%, 07/01/37 (Put 11/30/21)(b)(c)	7,870	7,870,000
Series B, 5.00%, 08/01/22 (Call 07/01/22)	12,150	12,492,821
Series C, 5.00%, 10/01/27	1,000	1,249,528
Series C, 5.00%, 07/01/38 (Call 07/01/30)	9,700	12,718,096
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	3,266,691
Series C, 5.00%, 07/01/40 (Call 07/01/30)	19,505	25,388,976
Series E, 5.00%, 07/01/23	1,015	1,091,785
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	575,679
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	17,405	20,835,611
	Par
Security	(000)	Value

California (continued)
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	$2,530	$2,867,605
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,132,620
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,181,040
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	14,765,930
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,177,424
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	914,696
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,400,990
Newport Mesa Unified School District GO
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	723,806
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	520,080
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,107,030
Series 2005, 0.00%, 08/01/34(a)	1,500	1,211,300
Series 2005, 0.00%, 08/01/36(a)	1,400	1,073,013
Series 2005, 0.00%, 08/01/38(a)	3,500	2,538,447
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,201,043
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,313,193
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,687,266
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	24,894,400
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,881,846
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	2,160,418
Series C, 4.00%, 08/01/40 (PR 08/01/25)	1,000	1,131,271
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,238,886
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	774,389
Series D, 0.00%, 08/01/46(a)	2,500	1,352,742
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,693,998
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	816,244
0.00%, 08/01/36(a)	13,250	10,023,385
0.00%, 08/01/41(a)	1,500	975,966
0.00%, 08/01/46(a)	5,500	2,795,538
0.00%, 08/01/51(a)	1,250	545,399
Series B, 0.00%, 08/01/34(a)	4,630	3,687,602
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	11,057,216
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	1,000	1,184,149
Riverside County Transportation Commission RB
4.00%, 06/01/38 ( 06/01/31)	2,125	2,550,549
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,613,064
Series A, 5.75%, 06/01/48 (PR 06/01/23)	2,000	2,160,970
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,241,808
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,355	2,921,347
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,662,086
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	2,114,132
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	4,092	4,925,092
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	1,000	1,195,708
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	18,940	22,297,554
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,348,599

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	$440	$568,059
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/27	1,000	1,251,770
5.00%, 12/01/29	1,000	1,313,155
5.00%, 12/01/30	400	536,013
5.00%, 12/01/33 (Call 12/01/31)	4,000	5,452,343
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,206,425
Series A, 5.00%, 12/01/45 (Call 12/01/30)	8,540	11,089,575
Series A, 5.00%, 12/01/50 (Call 12/01/30)	12,500	16,145,079
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	19,255,228
Series A, VRDN,5.00%, 08/15/49 (Put 10/17/23)(b)(c)	6,500	6,910,689
Series B, VRDN,5.00%, 08/15/49 (Put 10/15/25)(b)(c)	2,500	2,873,019
Series D, 5.00%, 08/15/23	2,740	2,963,664
Series E, 5.00%, 08/15/24	1,590	1,790,381
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,915,123
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,549,624
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	3,024,670
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	5,459,998
Series H, 5.00%, 08/15/50 (Call 08/15/30)	32,230	41,400,582
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,025	6,829,216
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	12,044,382
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,202,602
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,201,952
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,596,298
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	1,250	1,349,141
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,505	4,862,306
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	520	609,690
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	6,132,312
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,827,473
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,250	1,343,321
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,984,912
Series A, 5.00%, 07/01/46 ( 07/01/31)	5,000	6,442,283
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	739,933
Series A, 5.00%, 07/01/56 (Call 07/01/31)	5,000	6,358,153
San Diego County Regional Transportation Commission RB
Series A, 5.00%, 10/01/22	2,640	2,746,317
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	12,001,823
Series A, 5.00%, 04/01/42 (PR 04/01/22)	2,000	2,032,191
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,653,677
Series A, 5.00%, 04/01/48 (PR 04/01/22)	5,860	5,954,321
Series B, 5.00%, 04/01/48 (Call 04/01/31)	2,140	2,776,242
Series C, VRDN,0.04%, 04/01/38 (Put 12/07/21)(b)(c)	10,000	10,000,000
San Diego County Water Authority RB
5.00%, 05/01/31 (PR 11/01/22)	1,735	1,812,144
5.00%, 05/01/34 (PR 11/01/22)	1,000	1,044,463
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	4,372,396
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,717,884
Series B, 4.00%, 05/01/37 (Call 05/01/31)	3,500	4,312,932
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	5,177,170
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	1,120	1,144,655
	Par
Security	(000)	Value

California (continued)
5.00%, 05/15/23	$2,805	$2,999,746
5.00%, 05/15/25	2,525	2,921,404
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,646,219
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,737,457
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	596,765
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,979,480
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,861,103
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,070,151
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,002,671
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,550	1,389,072
Series C, 0.00%, 07/01/35(a)	2,380	1,877,255
Series C, 0.00%, 07/01/36(a)	1,500	1,146,417
Series C, 0.00%, 07/01/37(a)	700	517,946
Series C, 0.00%, 07/01/38(a)	3,000	2,154,406
Series C, 0.00%, 07/01/43(a)	4,140	2,567,313
Series C, 0.00%, 07/01/44(a)	2,165	1,301,852
Series C, 0.00%, 07/01/45(a)	4,590	2,671,286
Series C, 0.00%, 07/01/46(a)	275	155,364
Series C, 0.00%, 07/01/47(a)	1,405	770,654
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,812,188
Series C, 5.00%, 07/01/35 (PR 07/01/23)	1,940	2,084,834
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	4,840	5,721,016
Series D-2, 5.00%, 07/01/22	1,085	1,115,507
Series E, 0.00%, 07/01/42(a)	5,850	5,771,291
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,933,691
Series E, 0.00%, 07/01/49(a)	7,640	3,949,337
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,289,517
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,786,033
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	13,110,244
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,864,192
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	7,859,863
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	15,262,625
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	15,500	16,464,641
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	22,710	26,843,860
Series M-2, 5.00%, 07/01/22	13,325	13,699,658
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	3,226,015
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	5,000	5,989,973
Series R-1, 0.00%, 07/01/31(a)	2,000	1,753,405
Series R-2, 0.00%, 07/01/40(a)	3,475	4,208,825
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,808,763
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,397,006
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,146,928
San Diego Unified School District/CA RB, Series A, 4.00%, 06/30/22	6,500	6,645,827
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,062,957
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	887,438
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,738,990
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,621,919
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	6,011,850
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	9,088,571
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	3,167,080
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	3,226,725
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	9,811,207
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,901,879
Series A, 5.00%, 07/01/36 (PR 07/01/22)	1,000	1,028,033

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	$1,000	$1,019,879
Series B, 5.00%, 05/01/32 (Call 05/01/31)	3,150	4,190,125
Series B, 5.00%, 05/01/35 ( 05/01/31)	3,000	3,958,071
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,124,665
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,205,013
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,215,167
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	9,605,866
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,065	4,783,343
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	3,070,374
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	27,868,814
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,552,240
Series A, 4.00%, 10/01/47 ( 10/01/31)	5,000	6,066,434
Series A, 5.00%, 10/01/46 (Call 10/01/31)	4,000	5,285,163
Series B, 4.00%, 10/01/34 ( 10/01/22)	16,045	16,546,588
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,606,619
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,743,012
Series C, VRDN,2.13%, 10/01/48 (Put 10/01/23)(b)(c)	3,000	3,072,686
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,302,408
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	1,000	1,130,121
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	2,075,028
0.00%, 01/01/27 (ETM)(a)	1,075	1,029,771
Series A, 5.00%, 01/15/29 (Call 01/15/25)	1,000	1,130,409
Series A, 5.00%, 01/15/34 (Call 01/15/25)	2,680	3,011,102
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,942,240
Series A, 5.00%, 01/15/50 (Call 01/15/25)	7,500	8,367,507
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	8,257,070
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	8,165	8,743,556
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	5,313,845
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	914,266
Series B, 0.00%, 08/01/51(a)	1,500	715,100
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,169,993
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	3,000,880
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	10,920,176
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,833,400
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	1,570	1,862,471
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,794,327
Series B, 5.00%, 08/01/25	16,925	19,705,337
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	6,293,716
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	519,285
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	4,520,569
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	4,430,692
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,734,033
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	15,000	17,050,911
	Par
Security	(000)	Value

California (continued)
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	$1,000	$1,152,362
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	6,963,661
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,329,947
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,647,134
Santa Monica-Malibu Unified School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/29)	4,000	4,680,326
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,330	3,483,851
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,485,334
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,000	5,489,087
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,500	1,709,615
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,649,588
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	986,799
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,333,318
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	13,250	13,517,825
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,061,912
Series AS, 5.00%, 12/01/24 (ETM)	10	11,371
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,025	1,168,778
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,040	1,185,883
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,214,390
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,839,452
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,218,104
Series AX, 5.00%, 12/01/27	1,000	1,252,437
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	8,608,240
Series BB, 5.00%, 12/01/22	1,045	1,095,310
Series BB, 5.00%, 12/01/23	10,000	10,940,598
Series BB, 5.00%, 12/01/25	4,040	4,764,936
Series BB, 5.00%, 12/01/27	3,000	3,757,311
Series BB, 5.00%, 12/01/28	2,000	2,570,860
Series BB, 5.00%, 12/01/30	2,000	2,690,240
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	7,225	9,665,471
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	1,250	1,668,775
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	3,075	3,112,045
3.00%, 03/01/28	2,500	2,821,333
3.00%, 10/01/34 (Call 10/01/29)	2,305	2,555,914
3.00%, 10/01/35 (Call 10/01/29)	3,000	3,312,748
3.00%, 10/01/36 (Call 10/01/29)	1,500	1,650,217
3.00%, 10/01/37 (Call 10/01/29)	2,635	2,888,644
3.00%, 10/01/49 (Call 10/01/29)	1,000	1,069,373
3.00%, 11/01/50 (Call 11/01/30)	10,860	11,668,996
4.00%, 12/01/22	3,410	3,540,207
4.00%, 05/01/23	1,475	1,553,510
4.00%, 10/01/23	2,025	2,162,132
4.00%, 03/01/24	1,505	1,629,076
4.00%, 10/01/24	6,870	7,572,731
4.00%, 11/01/25	6,465	7,334,571
4.00%, 04/01/26	3,735	4,278,465
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,441,499
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,737,956
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,161,495

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
4.00%, 08/01/32 (Call 08/01/26)	$2,000	$2,291,948
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,445,252
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,629,114
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,525,188
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,845,899
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,597,017
4.00%, 09/01/35 (Call 09/01/26)	9,575	10,966,740
4.00%, 11/01/35 (Call 11/01/27)	7,440	8,727,572
4.00%, 03/01/36 (Call 03/01/30)	3,000	3,620,468
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,653,382
4.00%, 11/01/36 (Call 11/01/27)	8,000	9,373,665
4.00%, 03/01/37 (Call 03/01/30)	11,550	13,888,487
4.00%, 10/01/37 (Call 10/01/29)	2,000	2,395,408
4.00%, 03/01/38 (Call 03/01/30)	14,875	17,829,925
4.00%, 03/01/40 (Call 03/01/30)	21,210	25,332,420
4.00%, 10/01/41 ( 04/01/31)	1,375	1,669,548
4.00%, 11/01/41 (Call 11/01/25)	2,000	2,233,994
4.00%, 10/01/44 (Call 10/01/29)	11,655	13,738,433
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,640,004
4.00%, 03/01/45 (Call 03/01/25)	6,500	7,106,386
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,933,806
4.00%, 11/01/45 (Call 11/01/25)	1,000	1,112,055
4.00%, 03/01/46 (Call 03/01/30)	6,850	8,082,559
4.00%, 11/01/47 (Call 11/01/27)	15,750	18,171,175
4.00%, 03/01/50 (Call 03/01/30)	4,415	5,189,532
4.00%, 11/01/50 (Call 11/01/25)	6,575	7,295,432
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,643,219
5.00%, 02/01/22	10,440	10,523,617
5.00%, 03/01/22	6,350	6,426,658
5.00%, 08/01/22	5,605	5,785,836
5.00%, 09/01/22	1,870	1,937,823
5.00%, 10/01/22	15,120	15,728,907
5.00%, 11/01/22	2,560	2,673,075
5.00%, 12/01/22	1,085	1,137,236
5.00%, 02/01/23	6,180	6,525,220
5.00%, 04/01/23	9,805	10,428,825
5.00%, 08/01/23	1,555	1,676,974
5.00%, 09/01/23	9,680	10,475,782
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,176,022
5.00%, 10/01/23	2,595	2,818,073
5.00%, 10/01/23 (Call 12/31/21)	10	10,038
5.00%, 11/01/23	10,040	10,940,611
5.00%, 12/01/23	2,770	3,029,378
5.00%, 03/01/24	2,310	2,552,127
5.00%, 04/01/24	18,190	20,141,445
5.00%, 05/01/24	2,575	2,863,929
5.00%, 08/01/24	6,355	7,137,797
5.00%, 09/01/24 (Call 09/01/22)	4,970	5,150,256
5.00%, 10/01/24	6,895	7,794,270
5.00%, 11/01/24	5,790	6,566,015
5.00%, 12/01/24 (Call 12/01/23)	20,960	22,905,006
5.00%, 04/01/25	21,500	24,729,977
5.00%, 08/01/25	8,340	9,703,426
5.00%, 09/01/25	2,000	2,333,476
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,080,742
5.00%, 10/01/25	30,685	35,900,710
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,388,283
5.00%, 11/01/25	15,885	18,636,187
5.00%, 11/01/25 (Call 11/01/23)	5,765	6,275,165
5.00%, 12/01/25 (Call 12/01/23)	1,020	1,116,371
	Par
Security	(000)	Value

California (continued)
5.00%, 03/01/26 (Call 03/01/25)	$3,810	$4,366,894
5.00%, 04/01/26	13,170	15,648,560
5.00%, 08/01/26	4,520	5,426,521
5.00%, 10/01/26	7,125	8,597,146
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,878,195
5.00%, 11/01/26	2,280	2,757,933
5.00%, 12/01/26	5,000	6,063,012
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,055,015
5.00%, 03/01/27 (Call 03/01/25)	2,840	3,251,147
5.00%, 08/01/27	2,300	2,840,673
5.00%, 09/01/27 (Call 09/01/26)	6,205	7,465,090
5.00%, 10/01/27	4,935	6,121,703
5.00%, 10/01/27 (Call 10/01/24)	2,015	2,273,532
5.00%, 11/01/27	7,650	9,509,959
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,508,171
5.00%, 04/01/28	8,800	11,021,835
5.00%, 08/01/28 (Call 08/01/25)	1,220	1,416,546
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,400,191
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,082,576
5.00%, 09/01/28 (Call 09/01/26)	3,640	4,379,198
5.00%, 10/01/28	14,980	18,993,654
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,256,003
5.00%, 11/01/28	4,000	5,081,789
5.00%, 11/01/28 (Call 11/01/27)	3,600	4,463,521
5.00%, 03/01/29	1,000	1,280,929
5.00%, 04/01/29	11,345	14,559,014
5.00%, 08/01/29 (Call 08/01/28)	2,635	3,324,178
5.00%, 09/01/29 (Call 09/01/26)	6,755	8,123,271
5.00%, 10/01/29	9,330	12,101,644
5.00%, 10/01/29 (Call 04/01/23)	2,155	2,290,016
5.00%, 10/01/29 (Call 10/01/24)	4,675	5,271,994
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,636,662
5.00%, 10/01/29 (Call 10/01/28)	15,000	18,997,354
5.00%, 11/01/29	4,500	5,846,833
5.00%, 11/01/29 (Call 11/01/23)	2,855	3,111,676
5.00%, 11/01/29 (Call 11/01/27)	5,455	6,759,919
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,283,271
5.00%, 04/01/30	4,650	6,118,770
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,751,734
5.00%, 08/01/30 (Call 08/01/27)	7,785	9,581,055
5.00%, 08/01/30 (Call 08/01/28)	4,000	5,035,443
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,202,557
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,254,794
5.00%, 11/01/30 (Call 11/01/27)	8,780	10,880,309
5.00%, 12/01/30	2,000	2,669,933
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,015,817
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,580,349
5.00%, 04/01/31	1,000	1,341,017
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,769,184
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,451,623
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,798,010
5.00%, 09/01/31 (Call 09/01/26)	4,515	5,429,544
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,860,521
5.00%, 11/01/31 (Call 11/01/23)	4,550	4,947,154
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,794,458
5.00%, 12/01/31	1,000	1,360,760
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,636,356
5.00%, 12/01/31 (Call 06/01/26)	2,500	2,979,932
5.00%, 02/01/32 (Call 02/01/22)	5,175	5,215,926
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,268,211

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 04/01/32 (Call 04/01/29)	$4,000	$5,100,417
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,938,198
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,995,137
5.00%, 08/01/32 (Call 08/01/27)	5,000	6,141,095
5.00%, 09/01/32 (Call 09/01/26)	20,920	25,157,489
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,125,586
5.00%, 10/01/32 (Call 10/01/29)	1,630	2,105,804
5.00%, 10/01/32 (Call 04/01/31)	2,855	3,819,105
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,689,907
5.00%, 11/01/32 (Call 11/01/28)	3,700	4,674,601
5.00%, 11/01/32 (Call 11/01/30)	2,000	2,658,268
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,503,143
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,047,451
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,845,411
5.00%, 03/01/33 (Call 03/01/30)	5,500	7,182,021
5.00%, 04/01/33 (Call 04/01/24)	4,815	5,311,379
5.00%, 04/01/33 (Call 04/01/29)	11,190	14,245,352
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,235,012
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,998,303
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,060,438
5.00%, 10/01/33 (Call 04/01/24)	13,165	14,518,945
5.00%, 10/01/33 (Call 10/01/24)	2,820	3,172,452
5.00%, 09/01/34 (Call 09/01/26)	18,780	22,535,298
5.00%, 11/01/34 (Call 11/01/28)	4,035	5,085,229
5.00%, 12/01/34 (Call 06/01/26)	2,650	3,152,244
5.00%, 12/01/34 (Call 12/01/30)	3,730	4,956,042
5.00%, 03/01/35 (Call 03/01/30)	11,000	14,323,721
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,756,496
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,211,543
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,154,399
5.00%, 08/01/35 (Call 08/01/26)	5,070	6,061,013
5.00%, 08/01/35 (Call 08/01/27)	6,415	7,855,155
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,798,390
5.00%, 10/01/35 (Call 04/01/26)	4,375	5,169,534
5.00%, 03/01/36 (Call 03/01/30)	4,745	6,164,405
5.00%, 04/01/36 (Call 04/01/29)	7,500	9,516,853
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,447,401
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,708,153
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,097,221
5.00%, 09/01/36 (Call 09/01/26)	3,415	4,090,801
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,464,144
5.00%, 11/01/36 (Call 11/01/28)	3,590	4,513,575
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,649,890
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,853,078
5.00%, 04/01/37 (Call 04/01/29)	2,500	3,168,193
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,270,985
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,245,150
5.00%, 11/01/37 (Call 11/01/28)	5,000	6,274,830
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,033,106
5.00%, 02/01/38 (Call 02/01/23)	2,100	2,210,716
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,265,328
5.00%, 08/01/38 (Call 08/01/26)	6,500	7,744,171
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,765,391
5.00%, 10/01/39 (Call 10/01/29)	2,885	3,693,568
5.00%, 11/01/39 (Call 11/01/28)	5,000	6,263,015
5.00%, 10/01/41 ( 04/01/31)	7,715	10,153,884
5.00%, 04/01/42 (Call 04/01/22)	4,175	4,239,374
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,244,719
5.00%, 04/01/43 (Call 04/01/23)	13,000	13,778,517
5.00%, 11/01/43 (Call 11/01/23)	22,075	23,970,812
	Par
Security	(000)	Value

California (continued)
5.00%, 05/01/44 (Call 05/01/24)	$1,000	$1,100,225
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,531,091
5.00%, 09/01/45 (Call 09/01/26)	16,275	19,278,297
5.00%, 09/01/46 (Call 09/01/26)	3,495	4,136,382
5.00%, 12/01/46 (Call 12/01/30)	9,240	11,991,615
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,750,754
5.00%, 11/01/47 (Call 11/01/27)	4,250	5,203,419
5.25%, 09/01/22	9,505	9,867,474
5.25%, 02/01/23	250	264,691
5.25%, 02/01/30 (Call 02/01/22)	5,000	5,041,589
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,674,276
5.25%, 08/01/32 (AGM)	6,455	8,948,594
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,032,962
5.50%, 02/01/25	250	289,794
Series A, 5.00%, 09/01/22	1,800	1,865,284
Series A, 5.00%, 10/01/23	3,320	3,605,397
Series A, 5.00%, 10/01/24	15,270	17,261,567
Series A, 5.00%, 10/01/48 (Call 10/01/28)	15,050	18,575,125
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	5,009,408
Series B, 5.00%, 09/01/22	1,000	1,036,269
Series B, 5.00%, 09/01/23	9,570	10,356,739
Series B, 5.00%, 08/01/24	4,775	5,363,175
Series B, 5.00%, 09/01/24	10,285	11,589,213
Series B, 5.00%, 08/01/25	4,070	4,735,365
Series B, 5.00%, 09/01/26	3,485	4,194,533
Series B, 5.00%, 11/01/27	5,000	6,215,659
Series B, 5.00%, 11/01/28	8,300	10,544,713
Series B, 5.00%, 11/01/29	4,500	5,846,833
Series B, 5.00%, 11/01/31 (Call 11/01/30)	9,000	11,987,888
Series B, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,645,670
Series B, 5.00%, 11/01/35 (Call 11/01/30)	5,000	6,621,103
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,140,762
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,750,107
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,708,600
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,740	2,088,082
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	5,187,999
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,845,128
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	7,959,260
Series C, 5.00%, 08/01/30 (Call 08/01/26)	2,325	2,787,739
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,794,384
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,268,675
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,076,822
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,414,021
University of California GO, VRDN,0.00%, 05/15/48 (Put 11/30/21)(b)(c)	2,300	2,300,000
University of California RB
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	977,139
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	656,896
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	6,916,444
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	571,446
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	2,927,195
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	11,260	11,992,331
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	24,948,564
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,778,541
Series AL-2, VRDN,0.02%, 05/15/48 (Put 11/30/21)(b)(c)	9,000	9,000,000
Series AO, 5.00%, 05/15/22	1,525	1,558,711
Series AO, 5.00%, 05/15/23	1,625	1,737,821

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	$5,000	$5,783,091
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	9,906,583
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,908,222
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	15,085,914
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	12,102,335
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	22,367,473
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,434,930
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	571,071
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,680,724
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	19,426,202
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	13,864,914
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,298,056
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	14,655	18,116,697
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	6,185,984
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,496,851
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,278,968
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	2,800	3,337,376
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	10,000	11,742,210
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	12,880,230
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,962,617
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,953,752
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	7,525,568
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	1,000	1,283,165
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	7,515	8,970,259
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	4,250	5,045,975
Series G, 5.00%, 05/15/22	2,590	2,646,654
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,261,971
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,026,990
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,410,138
Series G, 5.00%, 05/15/37 (PR 05/15/22)	5,860	5,988,221
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,106,513
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,530,262
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,222,847
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,200,056
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	11,151,041
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,678,022
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,529,190
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	1,000	1,219,302
Series Q, 4.00%, 05/15/51 (Call 05/15/31)	2,725	3,224,979
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	1,810	1,889,948
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,941,939
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,871,964
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	744,427
Series C, 4.00%, 08/01/38 (PR 08/01/23)	1,635	1,737,538
		4,816,197,435
Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,357,352
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	505,998
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	10,596,194
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,146,010
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,876,339
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,748,209
Series B, 5.00%, 09/15/30.ࢮ	5,495	7,340,825
	Par
Security	(000)	Value

Colorado (continued)
City & County of Denver CO Airport System Revenue RB
Series B, 5.00%, 11/15/32 (PR 11/15/22)	$2,335	$2,440,914
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	260,744
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,253,405
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,459,906
City & County of Denver CO RB
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	11,043,650
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,168,405
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/24	1,050	1,189,822
Series B, 4.00%, 11/15/31 (Call 11/15/22)	2,310	2,391,622
Series D, VRDN,5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,566,231
City & County of Denver Co. GO
Series B, 5.00%, 08/01/29	11,000	14,302,894
Series B, 5.00%, 08/01/30	24,375	32,428,398
City & County of Denver Co. RB, Series A, 4.00%, 08/01/46 (Call 08/01/26)	10,000	11,055,583
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (PR 08/01/26)	19,380	23,316,332
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,404,234
Series A-1, 5.00%, 11/15/25	5,920	6,954,075
Series A-3, 5.00%, 11/15/22	11,195	11,711,340
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/22	21,500	21,985,120
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	760,720
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,500	3,668,141
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,433,318
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	2,185,232
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,180,159
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,021,425
Series B, 4.00%, 12/01/27 (SAW)	5,765	6,852,397
Series B, 4.00%, 12/01/28 (SAW)	5,000	6,053,454
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	6,000	6,227,873
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,095,874
E-470 Public Highway Authority RB
0.00%, 09/01/35(a)	1,000	760,879
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	17,292,810
Series A, 0.00%, 09/01/40(a)	2,745	1,808,968
Series A, 0.00%, 09/01/41(a)	3,495	2,230,316
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,783,292
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	163,653
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,144,817
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,228,312
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	9,820	10,309,713
Regional Transportation District Sales Tax Revenue RB
5.00%, 11/01/28	7,000	8,898,499
Series A, 5.00%, 11/01/27	1,500	1,861,758
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,265	1,320,636
Series A, 5.00%, 11/01/28	1,650	2,097,503
Series A, 5.00%, 11/01/31 (PR 11/01/22)	1,910	1,994,004
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,255,097
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	11,976,213
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	2,021,508

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colorado (continued)
State of Colorado COP
Series N, 4.00%, 03/15/43 (Call 03/15/28)	$3,500	$4,007,930
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	1,157,323
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,071,171
Series A-2, 4.00%, 06/01/35 (PR 06/01/28)	3,000	3,605,265
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,314,267
		300,286,129
Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)(c)	11,215	11,324,018
Series 2015-A, VRDN,0.38%, 07/01/35 (Put 07/12/24)(b)(c)	3,735	3,729,100
Series 2017 B-1, 5.00%, 07/01/29	5,000	6,485,242
Series A-4, VRDN,2.00%, 07/01/49 (Put 02/08/22)(b)(c)	1,000	1,003,368
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)(c)	2,475	2,612,358
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,117,889
Series V-1, VRDN,0.00%, 07/01/36 (Put 11/30/21)(b)(c)	15,000	15,000,000
Series V-2, VRDN,0.00%, 07/01/36 (Put 11/30/21)(b)(c)	15,000	15,000,000
State of Connecticut GO
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	4,454,238
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	2,000	2,235,546
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	4,466,407
Series 2021 A, 3.00%, 01/15/35 (Call 01/15/31)	2,000	2,228,244
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	3,332,897
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	1,096,620
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	5,473,000
Series 2021 A, 4.00%, 01/15/25	3,500	3,884,005
Series 2021 A, 4.00%, 01/15/27	3,000	3,498,129
Series 2021 A, 4.00%, 01/15/29	5,000	6,023,913
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	2,179,900
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,612,888
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	6,571,949
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,377,053
Series A, 5.00%, 01/15/22	5,395	5,426,438
Series A, 5.00%, 03/15/22	10,000	10,139,369
Series A, 5.00%, 04/15/22	3,095	3,150,649
Series A, 5.00%, 03/15/23	190	201,594
Series A, 5.00%, 04/15/23	360	383,346
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,929,438
Series A, 5.00%, 10/15/25 (Call 10/15/23)	3,000	3,258,631
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,259,896
Series A, 5.00%, 01/15/28	2,000	2,492,835
Series A, 5.00%, 01/15/29	4,535	5,774,439
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,735,725
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,586,612
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	2,004,150
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	8,445,226
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	283,920
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,892,064
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	5,074,493
Series B, 3.00%, 04/15/22	1,825	1,844,338
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	29,910,991
Series B, 5.00%, 02/15/22	2,175	2,196,499
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	2,859,217
Series B, 5.00%, 01/15/24	5,260	5,775,455
Series B, 5.00%, 05/15/24	1,700	1,891,003
	Par
Security	(000)	Value

Connecticut (continued)
Series B, 5.00%, 04/15/25	$2,500	$2,876,734
Series B, 5.00%, 05/15/25	1,890	2,181,077
Series B, 5.00%, 05/15/26	3,580	4,268,355
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,150	2,481,600
Series B, 5.00%, 06/01/41 ( 06/01/31)	2,150	2,803,225
Series C, 5.00%, 06/01/22	2,220	2,273,637
Series C, 5.00%, 07/15/22	2,500	2,575,131
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,020	1,043,981
Series C, 5.00%, 06/01/24 (Call 06/01/22)	5,220	5,341,641
Series C, 5.00%, 07/15/24	5,000	5,597,792
Series C, 5.00%, 06/15/28	1,000	1,259,629
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,405,400
Series E, 5.00%, 10/15/23	5,605	6,093,290
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,705,642
Series E, 5.00%, 10/15/25	3,000	3,510,640
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,036,924
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	6,018,224
Series F, 5.00%, 11/15/22	1,250	1,307,407
Series F, 5.00%, 09/15/23	2,150	2,329,701
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,433,425
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,761,036
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,331,076
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,331,827
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/23	1,785	1,879,227
Series A, 4.00%, 05/01/24	6,270	6,810,222
Series A, 4.00%, 01/01/32 ( 01/01/23)	7,700	8,012,350
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	2,325,103
Series A, 4.00%, 05/01/36 (Call 05/01/31)	3,245	3,950,832
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	11,287,063
Series A, 4.00%, 05/01/39 (Call 05/01/30)	4,000	4,761,913
Series A, 4.00%, 05/01/39 (Call 05/01/31)	2,500	3,021,441
Series A, 5.00%, 01/01/24	5,055	5,538,361
Series A, 5.00%, 09/01/24	2,000	2,248,919
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,277,177
Series A, 5.00%, 05/01/25	880	1,012,236
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,623,764
Series A, 5.00%, 05/01/26	3,000	3,563,862
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,159,127
Series A, 5.00%, 01/01/27	2,000	2,423,173
Series A, 5.00%, 05/01/27	2,000	2,445,304
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	5,787,742
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,770,563
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,156,366
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,123,874
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,101,676
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,775,053
Series A, 5.00%, 05/01/30	5,000	6,544,585
Series A, 5.00%, 10/01/30 (Call 10/01/23)	1,930	2,089,602
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,121,534
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	7,675,867
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,383,394
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	8,564,055
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	19,059,545
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	5,193,350
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,152,044
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,192,219
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	6,475,471
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	5,291,580
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	11,321,198

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Connecticut (continued)
Series A, 5.00%, 05/01/35 (Call 05/01/30)	$5,565	$7,189,674
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,451,912
Series A, 5.00%, 05/01/37 (Call 05/01/30)	8,350	10,726,003
Series A, 5.00%, 05/01/38 (Call 05/01/30)	12,460	15,977,846
Series A, 5.00%, 05/01/41 (Call 05/01/31)	8,100	10,540,816
Series B, 5.00%, 10/01/22	625	650,116
Series B, 5.00%, 10/01/25	1,500	1,749,364
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,260,416
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	6,307,791
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,885,114
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,878,648
Series D, 4.00%, 11/01/38 ( 11/01/31)	1,000	1,222,597
Series D, 5.00%, 11/01/27	2,045	2,532,863
Series D, 5.00%, 11/01/28	3,525	4,475,626
		516,159,064
Delaware — 0.4%
Delaware Transportation Authority RB
5.00%, 07/01/22	1,515	1,557,778
5.00%, 07/01/30	5,000	6,625,321
5.00%, 06/01/55 (Call 06/01/25)	14,360	16,275,641
State of Delaware GO
4.00%, 02/01/32 ( 02/01/31)	3,750	4,676,629
5.00%, 02/01/24	15,500	17,081,317
5.00%, 02/01/27	7,470	9,122,320
Series A, 5.00%, 01/01/22	2,000	2,007,863
Series A, 5.00%, 01/01/26	8,940	10,573,528
Series A, 5.00%, 01/01/27	1,160	1,413,207
Series A, 5.00%, 01/01/28	4,150	5,184,205
Series B, 5.00%, 07/01/23	5,420	5,829,125
University of Delaware RB, VRDN,0.03%, 11/01/37 (Put 11/30/21)(b)(c)	15,000	15,000,000
		95,346,934
District of Columbia — 1.6%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,570	1,607,932
Series A, 5.00%, 06/01/25	2,970	3,436,008
Series A, 5.00%, 10/15/26	1,830	2,212,617
Series A, 5.00%, 10/15/27	2,000	2,485,999
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,208,355
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	4,499,598
Series A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,604,177
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	10,967,013
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,437,638
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,315,225
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	3,047,001
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,528,969
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	6,359,359
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	4,447,500
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,872,565
Series A, 5.00%, 10/15/44 (Call 04/15/29)	14,090	17,736,171
Series B, 5.00%, 06/01/22	4,000	4,096,642
Series B, 5.00%, 06/01/24	2,040	2,274,770
Series B, 5.00%, 06/01/25	2,175	2,516,268
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	16,686,477
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,134,309
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,213,777
Series D, 4.00%, 02/01/37 ( 02/01/31)	2,500	3,056,535
Series D, 5.00%, 02/01/32 ( 02/01/31)	4,000	5,343,542
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,315,869
	Par
Security	(000)	Value

District of Columbia (continued)
District of Columbia RB
5.00%, 12/01/33 (Call 12/01/29)	$6,000	$7,678,008
5.00%, 12/01/34 (Call 12/01/29)	2,450	3,131,107
5.00%, 12/01/36 (Call 12/01/21)	2,085	2,085,000
5.00%, 12/01/36 (PR 12/01/21)	1,195	1,195,000
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,386,538
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,357,128
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	3,546,827
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,332,088
Series A, 5.00%, 03/01/29	2,000	2,569,926
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	3,234,238
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,938,012
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,005	5,169,006
Series A, 5.00%, 03/01/34 (Call 09/01/29)	1,000	1,289,445
Series A, 5.00%, 03/01/35 (Call 03/01/30)	3,065	3,971,549
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,572,172
Series A, 5.00%, 03/01/39 (Call 03/01/30)	2,400	3,084,942
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	3,251,369
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	5,198,844
Series B, 5.00%, 10/01/22	5,390	5,606,139
Series B, 5.00%, 10/01/26	2,745	3,313,618
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,750	4,972,805
Series B-1, 5.00%, 02/01/31 (Call 12/31/21) (NPFGC)	80	80,262
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,108,804
Series C, 4.00%, 05/01/45 (Call 05/01/30)	5,250	6,225,044
Series C, 5.00%, 10/01/24	7,950	8,977,233
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,040	1,089,426
Series C, 5.00%, 10/01/25	1,010	1,181,256
Series C, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,236,077
Series C, 5.00%, 10/01/27	2,050	2,544,278
Series C, 5.00%, 10/01/29	5,155	6,713,415
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,093,400
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,045,466
Series G, 5.00%, 12/01/36 (Call 12/01/21)	10,050	10,050,000
Series G, 5.00%, 12/01/36 (PR 12/01/21)	4,925	4,925,000
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	100	107,031
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,520	10,011,522
Series A, 5.00%, 10/01/44 (PR 10/01/23)	2,480	2,695,195
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,315	9,036,510
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,574,425
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	17,622,024
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,338,121
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	13,444,038
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
0.00%, 10/01/35(a)	13,940	10,371,848
Series A, 0.00%, 10/01/37(a)	4,000	2,385,241
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,236,261
Series A, 5.00%, 10/01/53 (Call 04/01/22)	6,000	6,095,449
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	5,972,667
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	5,935,576
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	5,616,105
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	3,418,137
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,222,785
Washington Metropolitan Area Transit Authority RB
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,844,434
Series A, 4.00%, 07/15/39 (Call 07/15/31)	1,000	1,212,787
Series A, 4.00%, 07/15/40 (Call 07/15/30)	750	895,919
Series A, 4.00%, 07/15/43 (Call 07/15/31)	2,305	2,769,856

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

District of Columbia (continued)
Series A, 4.00%, 07/15/46 (Call 07/15/31)	$2,500	$2,984,613
Series A, 5.00%, 07/15/25	1,000	1,162,903
Series A, 5.00%, 07/15/27	500	617,427
Series A, 5.00%, 07/15/32 (Call 07/15/31)	2,000	2,692,065
Series A, 5.00%, 07/15/37 (Call 07/15/31)	2,750	3,651,833
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,585,129
Series A, 5.00%, 07/15/41 (Call 07/15/31)	2,000	2,623,219
Series A, 5.00%, 07/15/45 (Call 07/15/30)	7,000	8,877,523
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,914,038
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	2,060,742
		391,533,161
Florida — 2.4%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	5,225	6,661,214
Central Florida Expressway Authority RB
2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	1,017,658
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	613,412
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,215,659
4.00%, 07/01/41 (Call 07/01/27)	2,775	3,159,757
5.00%, 07/01/26 (AGM)	450	539,326
5.00%, 07/01/27 (AGM)	10,450	12,890,924
5.00%, 07/01/28 (AGM)	1,000	1,266,140
5.00%, 07/01/30 (AGM)	1,000	1,319,295
5.00%, 07/01/32 (Call 07/01/31) (AGM)	500	667,076
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,430,662
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,441,748
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,192,287
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,241,987
Series B, 5.00%, 07/01/26	4,000	4,783,999
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,168,539
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,181,600
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	3,113,535
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	3,091,064
City of Cape Coral FL Water & Sewer Revenue RB, 4.00%, 10/01/42 (Call 10/01/27)	5,000	5,611,688
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,222,019
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,885,820
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,090,601
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,153,252
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	2,750	3,320,303
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	15,279,235
Series A, 5.00%, 10/01/54 (Call 10/01/30)	8,780	11,160,315
County of Broward FL Airport System Revenue RB
Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	11,400	11,858,803
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	9,096,950
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	13,290	15,799,120
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,512,775
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	5,974,449
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,222,356
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,358,276
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,518,294
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,383,687
	Par
Security	(000)	Value
Florida (continued)
Series A, 5.00%, 10/01/29 (PR 10/01/22)	1,000	$1,040,014
Series B, 5.00%, 10/01/35 (PR 10/01/22) (AGM)	1,450	1,508,021
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,359,515
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,427,240
5.00%, 07/01/37 (PR 07/01/22)	12,625	12,979,223
5.00%, 07/01/42 (PR 07/01/22)	20,975	21,563,502
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,431,947
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	4,068,295
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	5,806,205
County of Miami-Dade FL Water & Sewer System Revenue RB
4.00%, 10/01/39 (Call 04/01/31)	1,000	1,208,783
4.00%, 10/01/41 (Call 04/01/31)	1,000	1,202,655
4.00%, 10/01/46 (Call 04/01/31)	8,050	9,559,757
4.00%, 10/01/48 (Call 04/01/31)	2,000	2,371,996
4.00%, 10/01/51 (Call 04/01/31)	2,000	2,356,965
5.00%, 10/01/24	4,000	4,513,216
5.00%, 10/01/25	2,500	2,920,787
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,676,082
Series A, 5.00%, 10/01/42 (PR 10/01/22)	19,065	19,827,873
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,883,801
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	4,094,824
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,741,591
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	5,781,458
Series B, 5.00%, 10/01/27	1,000	1,238,535
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,329,176
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,321,750
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,512,746
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (PR 10/01/23)	1,050	1,159,212
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	2,220,602
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,421,825
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,992,555
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	991,838
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,115,986
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,440,849
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,713,515
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	8,655,014
Hillsborough County School Board COP
5.00%, 07/01/28 (PR 07/01/22)	5,000	5,140,287
Series A, 5.00%, 07/01/29 (PR 07/01/22)	2,500	2,570,531
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,088,369
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,780,598
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,499,094
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 12/31/21) (AGM)	975	995,269
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,125,049
Series A, 5.00%, 07/01/40 (Call 12/31/21)	2,105	2,112,094
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,099,940
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,220	1,360,810
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,136,052
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,131,024
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,376,636

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	$1,285	$1,445,603
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,357,678
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,958,373
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	3,325	3,458,047
Series A, 5.00%, 10/01/25	1,550	1,814,751
Series A, 5.00%, 10/01/26	9,305	11,247,303
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	513,909
5.00%, 07/01/35 (PR 07/01/23)	4,055	4,352,369
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	3,167,585
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,306,442
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (PR 06/01/23)	4,200	4,498,918
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,022,073
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,140,772
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,861,033
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,347,547
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,324,310
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (PR 03/15/23)	2,000	2,120,274
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	2,137,318
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,583,515
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,572,228
Series C, 5.00%, 07/01/26	2,000	2,383,018
South Florida Water Management District COP
5.00%, 10/01/33 (Call 04/01/26)	1,000	1,171,340
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,849,737
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 12/31/21)	10,000	10,026,090
State of Florida Department of Transportation RB, Series A, 5.00%, 07/01/30	4,005	5,234,114
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,593,819
Series C, 5.00%, 07/01/24	3,640	4,072,107
State of Florida GO
Series A, 5.00%, 06/01/22	24,868	25,468,826
Series A, 5.00%, 06/01/23	8,510	9,116,996
Series A, 5.00%, 06/01/24	5,300	5,915,575
Series A, 5.00%, 06/01/30	10,000	13,264,688
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,735,597
Series B, 5.00%, 06/01/24	3,000	3,348,439
Series B, 5.00%, 06/01/25	17,460	20,225,957
Series C, 5.00%, 06/01/22	16,000	16,386,570
Series C, 5.00%, 06/01/24	5,110	5,703,508
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,100	1,275,797
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,442,344
Series A, 4.00%, 07/01/29 ( 07/01/22)	1,035	1,057,889
Series A, 5.00%, 07/01/37 (PR 07/01/22)	7,000	7,195,400
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,674,782
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,135,139
		574,804,711
	Par
Security	(000)	Value

Georgia — 2.2%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/29 (Call 01/01/24)	$1,000	$1,096,059
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,167,275
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	3,150,472
Series F, 5.00%, 07/01/23	1,335	1,435,108
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 07/01/25	1,735	2,010,938
Series A, 5.00%, 07/01/26	2,000	2,391,999
Series A, 5.00%, 07/01/28	2,000	2,522,055
Series A, 5.00%, 07/01/30	2,000	2,630,929
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,350,210
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,003,874
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,301,376
5.00%, 11/01/31 (Call 05/01/25)	1,755	2,021,159
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,567,495
5.00%, 11/01/33 (PR 05/01/25)	11,680	13,486,703
5.00%, 11/01/34 (PR 05/01/25)	3,050	3,521,785
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,719,564
5.00%, 11/01/43 (PR 05/01/25)	7,000	8,082,784
Series A, 5.50%, 11/01/22 (NPFGC)	700	734,114
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,870,164
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	5,337,882
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 12/31/21)	3,370	3,383,899
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,661,401
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	4,289,264
Georgia Ports Authority RB
4.00%, 07/01/39 ( 07/01/31)	1,000	1,222,923
4.00%, 07/01/40 ( 07/01/31)	1,000	1,218,641
4.00%, 07/01/42 ( 07/01/31)	1,000	1,212,257
4.00%, 07/01/51 ( 07/01/31)	1,750	2,088,584
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	4,000	4,283,432
5.00%, 06/01/26	1,305	1,557,444
5.00%, 06/01/27	2,200	2,701,127
5.00%, 06/01/29	2,910	3,752,889
5.00%, 06/01/31 (Call 06/01/30)	2,500	3,275,967
5.00%, 06/01/32 (Call 06/01/30)	6,105	7,973,767
Series A, 4.00%, 07/15/46 ( 07/15/31)	10,170	12,371,847
Gwinnett County School District GO
4.00%, 02/01/37 (Call 02/01/31)	2,000	2,470,386
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,791,810
5.00%, 02/01/39 (Call 02/01/29)	6,165	7,766,578
5.00%, 02/01/40 (Call 02/01/29)	1,800	2,267,197
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/22	1,175	1,194,406
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	3,061,656
Series A, 4.00%, 07/01/24	1,000	1,093,596
Series A, 4.00%, 07/01/40 (PR 07/01/22)	4,040	4,129,344
Series A, 4.00%, 07/01/44 (Call 07/01/23)	20,000	21,043,556
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	9,382,328
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	5,965,456
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	2,973,182
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	2,078,412
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,718,814
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	2,279,171
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,652,544

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Georgia (continued)
5.00%, 01/01/56 (Call 07/01/28)	$3,000	$3,636,113
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,818,057
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	562,656
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,363,822
Series A, 5.00%, 01/01/34 ( 01/01/32)	1,575	2,070,275
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	9,786,044
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	6,076,268
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,132,292
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	4,085,577
Series A-R, 5.00%, 01/01/23	1,000	1,050,279
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,132,900
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,415	2,588,476
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	7,722,836
Series B, 5.00%, 09/01/25	8,300	9,673,818
State of Georgia GO
Series A, 4.00%, 08/01/34 (Call 08/01/30)	2,720	3,346,097
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	8,302,327
Series A, 4.00%, 07/01/38 (Call 07/01/31)	5,000	6,188,533
Series A, 5.00%, 07/01/22	8,180	8,411,460
Series A, 5.00%, 08/01/22	10,000	10,322,634
Series A, 5.00%, 08/01/23	5,000	5,394,819
Series A, 5.00%, 07/01/25	2,000	2,325,057
Series A, 5.00%, 07/01/26	10,480	12,581,348
Series A, 5.00%, 08/01/26	3,000	3,610,875
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,095	1,292,903
Series A, 5.00%, 07/01/27	10,000	12,360,497
Series A, 5.00%, 08/01/27	1,815	2,248,484
Series A, 5.00%, 07/01/28	5,165	6,562,350
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,027,640
Series A, 5.00%, 07/01/29	1,500	1,951,948
Series A, 5.00%, 08/01/29	5,000	6,518,518
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,213,735
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	8,543,754
Series A, 5.00%, 07/01/31	15,570	21,164,464
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	2,080,605
Series A, 5.00%, 08/01/31 (Call 08/01/30)	9,500	12,607,253
Series A, 5.00%, 07/01/32 ( 07/01/31)	8,455	11,461,713
Series A-1, 5.00%, 02/01/22	11,725	11,819,106
Series A-1, 5.00%, 02/01/23	2,925	3,089,101
Series A-1, 5.00%, 02/01/24	7,700	8,483,792
Series A-1, 5.00%, 02/01/25	3,405	3,900,506
Series A-1, 5.00%, 02/01/26	1,010	1,197,385
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	10,081,275
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,200,335
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	13,886,381
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	6,071,227
Series C, 5.00%, 07/01/22	8,200	8,432,026
Series C, 5.00%, 07/01/26	2,000	2,401,021
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	6,760,914
Series C-1, 5.00%, 07/01/26	3,000	3,601,531
Series E, 5.00%, 12/01/21	2,235	2,235,000
Series E, 5.00%, 12/01/22	2,500	2,620,617
Series E, 5.00%, 12/01/23	3,140	3,435,348
Series E, 5.00%, 12/01/24	13,370	15,222,803
Series E, 5.00%, 12/01/25	5,745	6,773,377
Series E, 5.00%, 12/01/26	12,125	14,742,783
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,200	1,457,236
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,390,146
		533,282,160
	Par
Security	(000)	Value

Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/38 (Call 01/01/28)	$3,300	$3,824,102
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	5,275,530
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	10,802,328
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,159,429
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,028,057
Series A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	4,260,901
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	5,099,372
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,448,204
Series B, 5.00%, 03/01/25	1,000	1,146,865
Series B, 5.00%, 03/01/27	2,050	2,503,448
Series B, 5.00%, 03/01/28	2,120	2,654,047
Series B, 5.00%, 03/01/30	1,500	1,963,203
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	3,261,239
Series C, 5.00%, 10/01/30	5,000	6,626,583
State of Hawaii Airports System Revenue RB
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,402,041
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	2,380,410
State of Hawaii GO
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,000,000
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	885,000
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	880,000
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,000,000
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	750,000
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,500,000
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	665	665,000
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,115,000
Series DZ-2017, 5.00%, 12/01/28 (PR 12/01/21)	955	955,000
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	1,565	1,565,000
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	6,775	6,775,000
Series EE, 4.00%, 11/01/31 (PR 11/01/22)	10,000	10,348,544
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,546,539
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	15,660
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,717,349
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	1,285	1,341,516
Series EF, 5.00%, 11/01/22	1,315	1,373,332
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	6,000	6,263,888
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	1,000	1,043,981
Series EH, 5.00%, 08/01/23 (ETM)	980	1,056,358
Series EH, 5.00%, 08/01/24 (PR 08/01/23)	3,370	3,635,520
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	500	539,064
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	264,090
Series EO, 5.00%, 08/01/23 (ETM)	665	716,815
Series EO, 5.00%, 08/01/24	1,000	1,122,894
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,556,897
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,552,431
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	246,849
Series EO, 5.00%, 08/01/29 ( 08/01/24)	1,000	1,118,775
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	2,118,210
Series EY, 5.00%, 10/01/23	1,030	1,118,145
Series EZ, 5.00%, 10/01/27 (PR 10/01/25)	2,000	2,342,447
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,846,108
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,630	7,542,667
Series FH, 5.00%, 10/01/26	3,875	4,679,748
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,700	5,673,590
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	4,153,705
Series FK, 4.00%, 05/01/22	3,770	3,830,625
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,295,815

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Hawaii (continued)
Series FK, 5.00%, 05/01/26	$1,310	$1,561,893
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,800,100
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,229,228
Series FT, 5.00%, 01/01/24	3,570	3,916,853
Series FT, 5.00%, 01/01/26	3,410	4,022,464
Series FT, 5.00%, 01/01/28	1,000	1,246,515
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,727,355
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,729,132
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,479,394
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	6,008,058
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,516,517
State of Hawaii State Highway Fund RB, 5.00%, 01/01/41( 01/01/31)	5,000	6,476,606
		198,701,436
Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,000	1,192,373
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,591,972
State of Idaho GO, 3.00%, 06/30/22	10,000	10,166,928
		13,951,273
Illinois — 3.2%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	2,214,640
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,180,304
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,627,893
Chicago O’Hare International Airport RB
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,050,865
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,749,492
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	10,195,435
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	12,648,569
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,729,840
Series B, 5.00%, 01/01/22	5,525	5,546,744
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,837,812
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	11,321,676
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,110	6,913,536
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,654,281
Series B, 5.00%, 01/01/33 (Call 01/01/25)	4,630	5,235,865
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,328,756
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	16,873,992
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,800,462
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,610,172
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,747,311
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,652,633
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	5,750,992
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	539,101
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,765,018
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,126,933
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	5,029,128
Series D, 5.00%, 01/01/52 (Call 01/01/27)	12,635	14,965,037
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,201,693
Series E, 5.00%, 01/01/24	2,285	2,502,991
Series E, 5.00%, 01/01/27	2,000	2,417,619
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	780	972,103
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,125,467
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,827,375
	Par
Security	(000)	Value

Illinois (continued)
City of Chicago IL GO
Series A, 5.00%, 01/01/29	$3,000	$3,724,348
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	3,032,627
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	6,219,186
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,171,605
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,007,926
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,146,998
County of Cook IL GO
Series A, 5.25%, 11/15/28 (Call 12/31/21)	500	501,265
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,305,072
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	1,200	1,408,849
Illinois Finance Authority RB
4.00%, 07/01/37 (Call 01/01/31)	9,345	11,310,182
5.00%, 07/01/34 (Call 01/01/31)	1,750	2,298,894
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	10,830,960
Series A, 5.00%, 10/01/32	4,000	5,495,909
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,236,753
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,298,827
Series A, 5.25%, 10/01/52 (PR 04/01/23)	1,000	1,066,109
Series D, VRDN,0.04%, 12/01/46 (Put 12/07/21)(b)(c)	10,000	10,000,000
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,655,132
5.00%, 01/01/26	1,000	1,174,295
5.00%, 01/01/27	1,320	1,594,896
5.00%, 01/01/28	2,500	3,096,205
5.00%, 01/01/30	3,000	3,868,930
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,562,981
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,672,674
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,743,781
Series A, 5.00%, 12/01/22	1,050	1,099,793
Series A, 5.00%, 01/01/25	900	1,023,391
Series A, 5.00%, 01/01/27	1,000	1,207,701
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,796,200
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,425,153
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,493,877
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,048,827
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,282,070
Series A, 5.00%, 01/01/41 (Call 01/01/31)	10,185	13,063,426
Series A, 5.00%, 01/01/42 (Call 01/01/28)	14,500	17,465,520
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	10,414,024
Series A, 5.00%, 01/01/45 (Call 01/01/31)	4,000	5,060,600
Series B, 5.00%, 01/01/26	2,500	2,936,841
Series B, 5.00%, 01/01/27	2,130	2,575,946
Series B, 5.00%, 01/01/29	2,000	2,525,713
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,922,235
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,161,133
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,729,745
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,740,393
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	11,144,643
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	8,706,384
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,253,214
Series D, 5.00%, 01/01/22	4,100	4,115,915
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	108,970
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,886,235
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	922,294

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	$3,180	$3,854,332
Series A, 5.00%, 12/01/44 (PR 12/01/24)	10,000	11,363,273
Series B, 5.00%, 12/01/33 ( 12/01/31)	5,000	6,695,966
Series B, 5.25%, 12/01/34	2,500	3,590,602
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/31/21)	710	711,423
Series B, 5.00%, 12/01/32 (Call 12/31/21)	1,000	1,002,004
Series C, 5.25%, 12/01/32	1,340	1,866,846
Regional Transportation Authority RB, 5.75%, 06/01/23 (AGM)	1,000	1,046,331
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,179,000
Series A, 5.00%, 01/01/25	770	871,516
Series A, 5.00%, 01/01/30	2,500	3,219,667
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,288,900
State of Illinois GO
5.00%, 02/01/22	7,755	7,816,517
5.00%, 05/01/22	3,300	3,365,066
5.00%, 08/01/22	580	598,104
5.00%, 02/01/23	11,955	12,594,610
5.00%, 02/01/24	15,070	16,510,944
5.00%, 05/01/24	11,880	13,130,073
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,658,598
5.00%, 02/01/25	2,000	2,266,801
5.00%, 02/01/26	5,000	5,829,872
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,185,714
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,367,465
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,188,769
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,091,352
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,650,308
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,097,677
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,913,705
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,737,889
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,075,179
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,150,027
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,383,978
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,287,154
5.38%, 05/01/23	4,500	4,812,653
5.50%, 05/01/24	2,500	2,792,972
5.50%, 07/01/27 (Call 07/01/23)	660	712,541
5.50%, 05/01/30	2,000	2,611,700
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,381,502
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,075,476
5.50%, 05/01/39 (Call 05/01/30)	7,075	9,033,959
5.75%, 05/01/45 (Call 05/01/30)	3,125	4,000,625
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,806,954
Series A, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,337,619
Series A, 4.00%, 03/01/41 (Call 03/01/31)	4,750	5,513,483
Series A, 5.00%, 03/01/22	1,500	1,517,864
Series A, 5.00%, 10/01/23	5,400	5,842,208
Series A, 5.00%, 03/01/25	2,120	2,409,215
Series A, 5.00%, 10/01/26	4,750	5,625,852
Series A, 5.00%, 11/01/26	5,000	5,932,870
Series A, 5.00%, 03/01/27	2,640	3,155,254
Series A, 5.00%, 03/01/28	1,425	1,735,371
Series A, 5.00%, 03/01/31	1,500	1,926,779
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,390,787
	Par
Security	(000)	Value

Illinois (continued)
Series A, 5.00%, 12/01/32 (Call 12/01/27)	$2,270	$2,709,160
Series A, 5.00%, 03/01/33 (Call 03/01/31)	2,500	3,193,301
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,505,045
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	3,153,089
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,907,746
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,804,799
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,363,508
Series A, 5.00%, 03/01/46 (Call 03/01/31)	10,500	13,030,134
Series B, 5.00%, 10/01/22	1,250	1,298,470
Series B, 5.00%, 03/01/24	3,000	3,296,555
Series B, 5.00%, 10/01/28	2,000	2,463,771
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	5,034,140
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,665,074
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,496,543
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,431,251
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	7,148,738
Series C, 4.00%, 03/01/22	2,965	2,992,987
Series C, 4.00%, 03/01/23	5,000	5,223,311
Series C, 4.00%, 03/01/24	6,160	6,631,579
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,904,629
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	5,783,773
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	20,558,635
Series C, 5.00%, 11/01/29 (Call 11/01/27)	14,495	17,410,249
Series D, 5.00%, 11/01/22	17,770	18,525,552
Series D, 5.00%, 11/01/23	8,300	9,008,842
Series D, 5.00%, 11/01/24	6,850	7,697,446
Series D, 5.00%, 11/01/25	17,485	20,257,701
Series D, 5.00%, 11/01/26	13,570	16,101,811
Series D, 5.00%, 11/01/27	15,530	18,783,577
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	7,250,122
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,597,275
		778,112,541
Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,249,174
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,248,533
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	16,768,577
Indiana Finance Authority RB
Series 1, 4.00%, 10/01/35 (Call 10/01/31)	750	923,910
Series 1, 4.00%, 10/01/39 (Call 10/01/31)	4,200	5,128,887
Series 1, 5.00%, 10/01/29	1,000	1,295,326
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,600	3,487,854
Series 1, 5.00%, 10/01/37 (Call 10/01/31)	1,600	2,133,730
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,565,410
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,477,580
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	4,179,485
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	9,775,705
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	11,209,915
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,378,636
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,117,745
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	8,708,374
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,163,988
Series B, 4.00%, 02/01/23	2,000	2,085,845
Series B, 5.00%, 02/01/23	5,330	5,627,739
Series B, 5.00%, 02/01/24	6,500	7,154,776
Series B, 5.00%, 02/01/25	4,915	5,625,221
Series B, 5.00%, 02/01/34 ( 02/01/31)	3,000	3,986,255
Series C, 5.00%, 12/01/23	1,470	1,608,578
Series C, 5.00%, 12/01/24	5,070	5,772,596

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Indiana (continued)
Series C, 5.00%, 06/01/27 (Call 12/01/26)	$7,110	$8,608,352
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,246,886
Series C, 5.00%, 06/01/29	3,120	4,031,541
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,055,740
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	3,986,775
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	18,345	21,684,331
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,629,089
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,363,253
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	12,153,410
		177,433,216
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/23	2,500	2,697,846
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,717,722
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,463,242
5.00%, 08/01/31 (Call 08/01/27)	3,415	4,198,753
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,434,344
Series A, 5.00%, 08/01/40 ( 08/01/31)	6,680	8,862,828
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,191,452
		24,566,187
Kansas — 0.2%
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	5,826,324
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,486,763
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,159,939
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,793,851
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,478,644
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,317,678
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,249,739
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,123,775
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,236,361
Series B, 5.00%, 09/01/22	2,090	2,165,319
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	10,120,721
		36,959,114
Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,119,151
Kentucky Public Transportation Infrastructure Authority RB, Series A, 5.75%, 07/01/49 (PR 07/01/23)	1,000	1,086,811
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,650	1,795,682
		4,001,644
Louisiana — 0.4%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,113,492
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	1,000	1,135,781
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	3,490,121
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,289,001
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,202,665
Series A, 4.00%, 02/01/48 (PR 02/01/23)	1,000	1,044,121
	Par
Security	(000)	Value

Louisiana (continued)
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	$1,500	$1,778,244
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,118,107
Series A, 5.00%, 05/01/41 (Call 05/01/25)	8,500	9,669,706
Series A-1, 4.00%, 05/01/32 (Call 05/01/22)	6,000	6,092,812
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,015,240
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	800	815,801
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	255,032
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	775,011
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	244,831
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,112,462
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,441,950
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	10,000	10,673,349
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,267,966
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,750,047
Series A, 4.00%, 08/01/31 (PR 08/01/22)	1,000	1,025,426
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,225,869
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,096,673
Series A, 5.00%, 03/01/31 (Call 03/01/30)	3,920	5,095,702
Series B, 5.00%, 08/01/25	8,595	9,993,297
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,050	3,650,340
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,405,033
Series C, 5.00%, 07/15/23 (PR 07/15/22)	1,975	2,034,123
Series C, 5.00%, 08/01/23	1,000	1,077,742
Series C, 5.00%, 07/15/24 (PR 07/15/22)	1,000	1,029,935
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,242,839
Series D, 5.00%, 09/01/24	3,075	3,464,029
State of Louisiana RB
5.00%, 09/01/22	2,425	2,512,391
5.00%, 09/01/23	5,105	5,526,551
		105,665,689
Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	1,175,150
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,834,791
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,209,358
		5,219,299
Maryland — 2.6%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	7,581,526
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	2,318,634
Series A, 5.00%, 07/01/43 (PR 01/01/24)	1,000	1,097,597
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,611,705
County of Anne Arundel MD GOL
5.00%, 04/01/22	14,985	15,225,686
5.00%, 10/01/25	5,225	6,121,817
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,456,879
County of Montgomery MD GO
Series A, 4.00%, 08/01/32 ( 08/01/31)	12,445	15,648,288
Series A, 5.00%, 11/01/22	3,100	3,237,221
Series A, 5.00%, 11/01/23	2,500	2,725,264
Series A, 5.00%, 08/01/24	3,030	3,405,817
Series A, 5.00%, 11/01/24	8,125	9,221,588
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	595,528
Series B, 5.00%, 06/01/22	4,990	5,110,815
Series B, 5.00%, 11/01/24	2,200	2,496,922
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,945	4,472,211

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maryland (continued)
Series B, 5.00%, 11/01/26 (Call 11/01/24)	$1,000	$1,133,509
Series C, 5.00%, 10/01/22	6,000	6,241,630
Series C, 5.00%, 10/01/25	6,365	7,460,136
Series C, 5.00%, 10/01/26	5,000	6,046,342
Series C, 5.00%, 10/01/27	1,500	1,865,541
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,449,141
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/27	1,505	1,861,261
Series A, 5.00%, 07/15/28	3,215	4,081,684
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,526,275
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,546,595
Series B, 5.00%, 07/15/23	12,500	13,461,636
Maryland State Transportation Authority RB
4.00%, 07/01/45 (Call 07/01/30)	2,000	2,362,505
4.00%, 07/01/50 (Call 07/01/30)	1,000	1,175,052
Series A, 3.00%, 07/01/47 (Call 07/01/31)	2,000	2,153,376
Series A, 5.00%, 07/01/46 (Call 07/01/31)	20,265	26,453,335
Series A, 5.00%, 07/01/51 (Call 07/01/31)	3,000	3,895,526
State of Maryland Department of Transportation RB
4.00%, 11/01/25 (Call 11/01/24)	3,025	3,339,834
5.00%, 02/01/22	5,805	5,851,396
5.00%, 11/01/22	11,515	12,023,620
5.00%, 02/15/23	5,275	5,579,210
5.00%, 09/01/23	1,130	1,223,518
5.00%, 09/01/24	1,275	1,436,679
5.00%, 11/01/24	4,505	5,108,791
5.00%, 09/01/25	6,105	7,130,378
5.00%, 09/01/26	10,955	13,213,919
5.00%, 09/01/27	7,030	8,719,477
5.00%, 10/01/27	1,000	1,243,048
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,753,824
5.00%, 10/01/28 (Call 10/01/27)	7,000	8,648,704
5.00%, 10/01/29 (Call 10/01/26)	1,800	2,162,264
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,223,222
5.00%, 10/01/33 (Call 10/01/30)	3,000	3,975,428
5.00%, 10/01/34 (Call 10/01/30)	17,090	22,599,555
5.00%, 10/01/35 (Call 10/01/30)	3,415	4,506,131
Series A, 5.00%, 10/01/27	3,000	3,729,143
Series B, 5.00%, 12/01/23	4,995	5,465,881
Series B, 5.00%, 12/01/25	5,000	5,888,490
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,636,233
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,441,140
First Series, 5.00%, 03/15/26	3,000	3,566,566
First Series, 5.00%, 03/15/27	4,080	4,999,701
First Series, 5.00%, 03/15/29	5,000	6,450,757
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	3,835,019
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	6,380,036
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,778,942
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	1,905	2,408,871
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,886,746
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	7,400	9,234,452
Second Series A, 5.00%, 08/01/24	10,310	11,588,769
Second Series A, 5.00%, 08/01/28	3,000	3,813,020
Second Series A, 5.00%, 08/01/29	4,500	5,855,050
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,345,472
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,122,291
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,118,196
Series A, 5.00%, 03/01/22	1,500	1,518,070
	Par
Security	(000)	Value

Maryland (continued)
Series A, 5.00%, 03/15/22	$3,525	$3,574,128
Series A, 5.00%, 03/15/23	6,810	7,228,291
Series A, 5.00%, 08/01/23	18,240	19,677,115
Series A, 5.00%, 08/01/24	24,090	27,077,929
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,225	2,400,306
Series A, 5.00%, 03/15/25	11,025	12,680,998
Series A, 5.00%, 03/15/26	10,015	11,906,386
Series A, 5.00%, 03/01/27	10,845	13,275,206
Series A, 5.00%, 03/15/27	3,550	4,350,230
Series A, 5.00%, 03/15/28	1,160	1,460,125
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,168,808
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	9,639,992
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,536,935
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,744,769
Series A, 5.00%, 08/01/31 (Call 08/01/30)	5,000	6,630,531
Series A, 5.00%, 03/15/33 (Call 03/15/30)	5,000	6,544,813
Series A, 5.00%, 08/01/33 (Call 08/01/30)	2,115	2,795,165
Series A, 5.00%, 08/01/34 (Call 08/01/30)	5,000	6,594,984
Series A, 5.00%, 03/01/36 (Call 03/01/31)	11,760	15,645,268
Series B, 4.00%, 08/01/25	3,945	4,454,548
Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,476,196
Series B, 5.00%, 08/01/22	5,360	5,532,565
Series B, 5.00%, 08/01/24	2,630	2,956,204
Series B, 5.00%, 08/01/25	21,190	24,696,216
Series B, 5.00%, 08/01/26	13,850	16,663,116
Series C, 5.00%, 08/01/22	5,855	6,043,502
Series C, 5.00%, 08/01/23	10,400	11,219,408
Series C, 5.00%, 08/01/24	9,280	10,431,016
Series C-2, 5.00%, 08/01/24	3,290	3,698,065
		636,945,700
Massachusetts — 5.2%
City of Boston MA GO
Series D, 5.00%, 03/01/22	3,835	3,881,491
Series D, 5.00%, 03/01/23	4,140	4,388,438
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,214,979
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	7,065,074
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,257,270
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,579,931
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,099,889
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,573,719
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,097,216
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,530,905
5.00%, 07/01/30	1,500	1,983,264
5.00%, 07/01/31 (Call 07/01/30)	10,000	13,129,253
5.00%, 07/01/37 (Call 07/01/30)	5,650	7,319,441
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,586,395
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,931,389
5.00%, 07/01/45 (Call 07/01/30)	5,000	6,367,590
5.00%, 07/01/48 (Call 07/01/30)	3,000	3,808,401
Series A, 4.25%, 12/01/39 (PR 12/01/21)	4,220	4,220,000
Series A, 4.50%, 12/01/43 (PR 12/01/21)	2,500	2,500,000
Series A, 5.00%, 03/01/23	2,410	2,554,309
Series A, 5.00%, 01/01/24	2,100	2,305,417
Series A, 5.00%, 07/01/25	1,340	1,556,229
Series A, 5.00%, 07/01/26	2,695	3,232,669
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,788,383
Series A, 5.00%, 03/01/29	5,000	6,420,776

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 01/01/34 (Call 01/01/28)	$2,500	$3,092,118
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,889,819
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,232,282
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	6,291,056
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,688,814
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,822,787
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,652,840
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,450,082
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,437,093
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,730,009
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,773,912
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	3,105,250
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,578,360
Series A, VRDN,5.00%, 06/01/44 (Put 06/01/23)(b)(c)	5,000	5,354,290
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	20,129,964
Series B, 5.00%, 07/01/22	1,275	1,310,925
Series B, 5.00%, 11/01/22	7,000	7,309,191
Series B, 5.00%, 08/01/23	5,350	5,773,390
Series B, 5.00%, 11/01/23	2,500	2,726,273
Series B, 5.00%, 07/01/24	7,830	8,770,276
Series B, 5.00%, 07/01/25	8,955	10,400,024
Series B, 5.00%, 11/01/25	4,000	4,697,880
Series B, 5.00%, 07/01/26	4,950	5,937,556
Series B, 5.00%, 07/01/27	1,105	1,363,107
Series B, 5.00%, 07/01/28	11,745	14,845,050
Series B, 5.00%, 07/01/32 (Call 07/01/30)	1,500	1,965,947
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,477,659
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	6,026,509
Series B, 5.25%, 08/01/22	1,155	1,194,100
Series B, 5.25%, 09/01/22 (AGM)	3,000	3,114,637
Series B, 5.25%, 08/01/23	3,740	4,051,496
Series B, 5.25%, 09/01/23 (AGM)	7,095	7,717,004
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,421,571
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,271,410
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	3,593,744
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	3,725,976
Series C, 5.00%, 04/01/22	1,290	1,310,763
Series C, 5.00%, 08/01/22	1,510	1,558,614
Series C, 5.00%, 10/01/22	8,350	8,685,551
Series C, 5.00%, 07/01/23 (Call 07/01/22)	5,510	5,662,600
Series C, 5.00%, 10/01/24	6,780	7,668,383
Series C, 5.00%, 05/01/25	2,500	2,886,709
Series C, 5.00%, 08/01/25	1,425	1,659,656
Series C, 5.00%, 10/01/25	11,030	12,918,594
Series C, 5.00%, 04/01/26	10,230	12,174,600
Series C, 5.00%, 10/01/27	1,250	1,552,196
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,132,310
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,329,301
Series C, 5.00%, 09/01/31	9,525	12,880,859
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,065,418
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	3,818,470
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,518,926
Series C, 5.00%, 05/01/45 (Call 05/01/29)	11,860	14,914,739
Series C, 5.00%, 05/01/47 (Call 05/01/29)	5,000	6,274,721
Series C, 5.50%, 12/01/22 (AGM)	2,865	3,017,792
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,530,650
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,159,880
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,421,332
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,272,163
Series D, 5.00%, 07/01/25	2,680	3,112,458

Security	Par (000)	Value

Massachusetts (continued)
Series D, 5.00%, 07/01/26	$9,035	$10,837,539
Series D, 5.00%, 07/01/27	3,900	4,810,967
Series D, 5.00%, 07/01/28	2,600	3,286,260
Series D, 5.00%, 09/01/48 ( 09/01/31)	9,935	12,948,221
Series D-2-R, VRDN,1.70%, 08/01/43
(Put 08/01/22)(b)(c)	1,600	1,615,741
Series E, 3.00%, 12/01/27	1,905	2,151,707
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	6,145,383
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,953,372
Series E, 5.00%, 11/01/22	9,690	10,118,009
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,525,110
Series E, 5.00%, 11/01/26	5,075	6,149,777
Series E, 5.00%, 11/01/27	10,495	13,060,405
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,558,905
Series E, 5.00%, 11/01/30	1,600	2,130,585
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	5,272,199
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,981,765
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,327,884
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,635,910
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	5,019,811
Series E, 5.00%, 11/01/50 (Call 11/01/30)	8,545	10,908,746
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	6,021,545
Series F, 5.00%, 11/01/39 (Call 11/01/27)	2,700	3,337,203
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	3,085,566
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,653,832
Series H, 5.00%, 12/01/24	1,245	1,417,130
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	16,531,020
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,664,802
Commonwealth of Massachusetts Transportation Fund
Revenue RB
5.00%, 06/01/49 (Call 06/01/29)	7,000	8,721,727
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,764,507
Series A, 4.00%, 06/01/50 (Call 06/01/30)	5,000	5,901,981
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,736,794
Series A, 5.00%, 06/01/41 (Call 06/01/31)	15,000	19,743,330
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,791,504
Series A, 5.00%, 06/01/42 (Call 06/01/31)	10,000	13,127,397
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	14,488,044
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,214,304
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,669,159
Series A, 5.00%, 06/01/51 (Call 06/01/30)	5,000	6,330,652
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/41 (Call 07/01/29)	6,955	8,831,226
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,922,616
5.00%, 07/01/50 (Call 07/01/28)	2,500	3,083,335
Series A, 5.00%, 07/01/24	6,445	7,215,409
Series A, 5.00%, 07/01/25	1,550	1,799,515
Series A, 5.00%, 07/01/27	7,400	9,123,941
Series A, 5.00%, 07/01/28	4,255	5,381,201
Series A, 5.00%, 07/01/29	2,780	3,594,023
Series A, 5.00%, 07/01/31	2,870	3,876,365
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	7,699,715
Series A, 5.25%, 07/01/30	3,635	4,880,449
Series A-1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,842,088
Series A-1, 4.00%, 07/01/38 (Call 07/01/31)	3,000	3,676,871
Series A-1, 4.00%, 07/01/51 (Call 07/01/31)	1,500	1,793,130
Series A-1, 5.00%, 07/01/34 (Call 07/01/31)	1,215	1,626,110
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB
5.00%, 07/01/22	3,595	3,696,295

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 07/01/23	$6,895	$7,410,898
Series A-1, 5.00%, 07/01/24	1,250	1,398,732
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	2,580	2,784,177
5.00%, 08/01/24	1,000	1,123,747
5.00%, 08/01/26	2,000	2,407,250
5.00%, 08/01/28	3,000	3,813,020
Massachusetts Department of Transportation RB,
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,171,016
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,103,770
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,611,160
Series A, 5.00%, 10/15/25	11,500	13,491,270
Series A, 5.00%, 10/15/26	5,175	6,262,528
Series A, 5.00%, 10/15/27	5,000	6,221,500
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,397,379
Series A, 5.00%, 10/15/28	2,750	3,515,252
Series A, 5.00%, 10/15/29	5,000	6,543,304
Series A, 5.00%, 10/15/30	16,020	21,456,374
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,591,783
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	287,143
Series A, 5.00%, 07/15/36	1,490	2,106,979
Series A, 5.00%, 07/15/40	4,000	5,939,352
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,728,759
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,092,382
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,401,034
Series P, 5.00%, 07/01/50	10,000	15,945,864
Series U-6E, VRDN,0.03%, 10/01/42
(Put 11/30/21)(b)(c)	20,000	20,000,000
Series V, 5.00%, 07/01/55	1,000	1,628,274
Massachusetts Health & Educational Facilities
Authority RB
Series J-1, VRDN,0.03%, 07/01/31 (Put 12/07/21)(b)(c)	15,000	15,000,000
Series J-2, VRDN,0.04%, 07/01/31 (Put 12/07/21)(b)(c)	1,280	1,280,000
Series K, 5.50%, 07/01/32	1,715	2,443,117
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	4,629,525
Series A, 5.00%, 08/15/22	1,665	1,722,314
Series A, 5.00%, 08/15/22 (ETM)	70	72,355
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,130	2,201,981
Series A, 5.00%, 08/15/25 (PR 08/15/22)	1,445	1,494,056
Series A, 5.00%, 08/15/26 (PR 08/15/22)	10,160	10,505,331
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,135	3,241,614
Series A, 5.00%, 05/15/38 (PR 05/15/23)	40,005	42,756,724
Series A, 5.00%, 05/15/43 (PR 05/15/23)	7,815	8,355,679
Series A, 5.00%, 02/15/44 (Call 02/15/29)	2,000	2,501,700
Series A, 5.00%, 02/15/49 (PR 02/15/26)	25,710	30,441,494
Series A, 5.00%, 08/15/50 (Call 08/15/30)	8,370	10,680,991
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	7,928,340
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,194,896
Series B, 5.00%, 08/15/27 (PR 08/15/22)	1,930	1,995,584
Series B, 5.00%, 08/15/28 (PR 08/15/22)	13,100	13,545,498
Series B, 5.00%, 08/15/29 (PR 08/15/22)	9,040	9,347,428
Series B, 5.00%, 08/15/30 (PR 08/15/22)	35,670	36,883,048
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,600,309
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	15,622,512
Series C, 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,450,843
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,118,759
Series C, 5.00%, 08/15/24	1,095	1,232,365
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,489,519
Security	Par (000)	Value

Massachusetts (continued)
Series D, 5.00%, 08/15/37 (Call 08/15/25)	$18,000	$20,937,116
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/41 ( 05/01/25)
(ST HGR ED INTERCEPT PROG)	5,000	5,764,207
Series A, 5.00%, 05/01/49 ( 05/01/25)
(ST HGR ED INTERCEPT PROG)	5,000	5,764,207
Series B, 5.00%, 05/01/39 ( 05/01/24)
(ST INTERCEPT)	2,500	2,777,436
Series B, 5.00%, 05/01/43 (PR 05/01/22) (HERBIP)	2,300	2,346,393
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	10,000	11,109,745
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB
Series A, 5.00%, 01/01/29	3,985	5,101,111
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,883,909
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	3,114,525
Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	4,725,248
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,600	1,726,342
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,470,485
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,083,113
Series B, 5.25%, 08/01/25 (AGM)	2,685	3,150,429
Series B, 5.25%, 08/01/26 (AGM)	9,750	11,827,306
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,284,945
Series B, 5.25%, 08/01/30 (AGM)	3,325	4,482,543
Series B, 5.25%, 08/01/31 (AGM)	800	1,102,527
Series C, 5.00%, 08/01/32 (Call 08/01/26)	11,485	13,709,440
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,970,788
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,463,705
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,792,375
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	2,945	3,074,803
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	6,620	7,513,673
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,916,741
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	3,143,604
Series 1-2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	7,585,466
Series 1-2021, 5.00%, 11/01/39 (PR 11/01/24)	5,805	6,570,525
Series 2021-1, 5.00%, 11/01/22	3,500	3,654,926
Series 2021-1, 5.00%, 11/01/23	1,500	1,635,764
		1,269,374,922
Michigan — 1.1%
City of Detroit MI Sewage Disposal System Revenue RB,
Series A, 5.25%, 07/01/39 (PR 07/01/22)	16,195	16,675,384
Detroit City School District GO, Series A, 5.25%,
05/01/30 (AGM)	2,500	3,315,231
Great Lakes Water Authority Sewage Disposal System
Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,517,687
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,371,104
Great Lakes Water Authority Water Supply System
Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,492,021
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	2,973,798
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	11,225,201
Lansing Board of Water & Light RB, Series A, 5.00%,
07/01/44 (Call 07/01/29)	1,500	1,877,860
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,278,823
Series B, 5.00%, 10/01/28 (Call 10/01/26)	2,395	2,898,742
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	2,977,570
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	15,720	16,161,061

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Series C-3, 5.00%, 07/01/24 (AGM)	$6,000	$6,685,939
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,115,144
Series D1, 5.00%, 07/01/22 (AGM)	1,040	1,068,312
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,120,086
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,785,892
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,783,074
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,538,799
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	11,156,124
4.00%, 04/15/54 (Call 10/15/29)	2,000	2,327,376
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	3,235,360
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	5,957,376
Series I, 5.00%, 04/15/22	2,250	2,290,455
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,510,640
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,579,500
Series I, 5.00%, 04/15/31 (Call 10/15/25)	1,025	1,191,760
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,470,646
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,170,268
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,891,178
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,083,389
Michigan State University RB, Series C, 4.00%, 02/15/44
(Call 08/15/29)	4,660	5,443,386
State of Michigan GO
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	2,207,267
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,800	2,351,804
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,738,883
State of Michigan RB
5.00%, 03/15/23	1,015	1,075,443
5.00%, 03/15/24	5,770	6,372,170
5.00%, 03/15/26	2,595	3,074,166
5.00%, 03/15/27	300	366,228
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/38 (Call 11/15/31)	2,000	2,459,229
4.00%, 11/15/41 (Call 11/15/31)	12,000	14,618,213
4.00%, 11/15/44 (Call 11/15/31)	2,000	2,418,472
4.00%, 11/15/46 (Call 11/15/31)	2,350	2,819,981
5.00%, 11/15/22	2,535	2,651,421
5.00%, 11/15/23	5,180	5,650,447
5.00%, 11/15/24	5,000	5,667,399
5.00%, 11/15/25	1,975	2,316,594
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,356,324
5.00%, 11/15/35 (Call 11/15/31)	11,000	14,810,707
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,441,259
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,412,963
Series B, 4.00%, 11/15/45 (Call 11/15/30)	7,250	8,577,267
Series B, 5.00%, 11/15/27	1,215	1,508,687
Series B, 5.00%, 11/15/28	2,000	2,543,184
Series B, 5.00%, 11/15/45 (Call 11/15/30)	10,000	12,874,644
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,520,314
Series A, 5.00%, 04/01/23	2,020	2,148,799
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	3,004,659
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,611,222
Series D-2, VRDN,0.04%, 12/01/29
(Put 12/07/21)(b)(c)	11,150	11,150,000
Wayne County Airport Authority RB, Series A, 5.00%,
12/01/46( 12/01/31)	3,750	4,813,168
		267,730,100

Security	Par (000)	Value

Minnesota — 1.1%
City of Minneapolis MN GO
4.00%, 12/01/23	$12,980	$13,937,136
4.00%, 12/01/24	13,005	14,407,438
4.00%, 12/01/26	10,000	11,656,780
County of Hennepin MN GO, Series A, 5.00%,
12/01/34( 12/01/31)	5,550	7,528,241
Metropolitan Council GO
Series B, 5.00%, 12/01/22	29,510	30,933,763
Series B, 5.00%, 12/01/23	14,000	15,313,886
Series B, 5.00%, 12/01/24	10,065	11,427,438
Series B, 5.00%, 12/01/25	7,500	8,809,934
Series C, 5.00%, 12/01/27	2,500	3,111,139
Series C, 5.00%, 12/01/28	2,500	3,190,128
Minneapolis-St Paul Metropolitan Airports
Commission RB
Series A, 5.00%, 01/01/25	1,295	1,472,973
Series A, 5.00%, 01/01/26	1,250	1,467,868
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,786,829
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,747,718
Minnesota Public Facilities Authority RB, Series A,
5.00%, 03/01/23	1,010	1,070,216
State of Minnesota GO
Series A, 4.00%, 09/01/36 ( 09/01/31)	2,000	2,494,442
Series A, 4.00%, 09/01/37 ( 09/01/31)	1,000	1,244,078
Series A, 4.00%, 09/01/38 ( 09/01/31)	1,000	1,239,509
Series A, 4.00%, 09/01/39 ( 09/01/31)	2,000	2,473,467
Series A, 5.00%, 09/01/22	8,085	8,378,857
Series A, 5.00%, 09/01/23	15,000	16,241,395
Series A, 5.00%, 08/01/25 (Call 08/01/24)	4,775	5,359,102
Series A, 5.00%, 08/01/26	2,775	3,335,800
Series A, 5.00%, 09/01/26	14,130	17,028,877
Series A, 5.00%, 09/01/31	4,785	6,507,666
Series A, 5.00%, 09/01/32 ( 09/01/31)	10,000	13,565,664
Series B, 5.00%, 09/01/24	10,450	11,768,997
Series B, 5.00%, 09/01/25	5,000	5,835,721
Series D, 5.00%, 08/01/22	8,145	8,408,342
Series D, 5.00%, 08/01/23	6,395	6,899,973
Series D, 5.00%, 08/01/24	2,170	2,436,062
Series D, 5.00%, 10/01/24	3,430	3,875,274
Series D, 5.00%, 08/01/25	3,540	4,120,124
Series D, 5.00%, 08/01/26	4,385	5,271,166
Series D, 5.00%, 10/01/26	3,080	3,721,278
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	8,043,737
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,468,471
Series F, 5.00%, 10/01/22	6,000	6,241,630
Western Minnesota Municipal Power Agency RB,
Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,195,195
		281,016,314
Mississippi — 0.2%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,846,974
Series A, 5.00%, 10/01/27	1,000	1,241,756
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	2,044,985
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	8,039,664
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,234,983
Series A, 5.00%, 10/01/32 (Call 10/01/27)	1,355	1,672,539
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,934,581
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	2,100,553
Series C, 5.00%, 10/01/24	4,000	4,518,058
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,525	4,117,542

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Series C, 5.00%, 10/01/27 (Call 10/01/25)	$3,420	$3,996,938
		38,748,573
Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District RB, Series A, 5.00%, 10/01/33
(PR 10/01/22)	2,000	2,080,029
City of Kansas City MO Sanitary Sewer System Revenue
RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,166,825
City of Springfield MO Public Utility Revenue RB, 4.00%,
08/01/31 (Call 08/01/25)	2,000	2,241,261
Curators of the University of Missouri (The) RB, Series B,
5.00%, 11/01/30	7,000	9,251,591
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,400,541
Series A, 5.00%, 05/01/42 (PR 05/01/22)	5,000	5,100,240
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	4,511,257
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,233,829
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,553,854
Missouri Highway & Transportation Commission RB
5.00%, 11/01/22	13,520	14,096,048
Series A, 5.00%, 05/01/23	6,385	6,816,819
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,560,850
Series A, 5.00%, 05/01/26	1,000	1,192,284
Series B, 5.00%, 05/01/22	13,000	13,262,827
Series B, 5.00%, 11/01/22	4,980	5,200,909
Missouri Joint Municipal Electric Utility Commission RB,
Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	11,148,822
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	5,984,051
Series B, 5.00%, 10/01/22	2,000	2,080,028
Series B, 5.00%, 10/01/24	6,060	6,846,693
		103,728,758
Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 5.00%,
09/01/37 (PR 09/01/22)	1,000	1,036,038
Nebraska Public Power District RB
Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	4,220	4,236,434
Series B, 5.00%, 01/01/22	3,650	3,664,319
Series C, 5.00%, 01/01/24	2,000	2,193,436
Series D, 4.00%, 01/01/44 ( 01/01/31)	2,000	2,395,706
Omaha Public Power District Nebraska City Station Unit
2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,307,147
Omaha Public Power District RB
Series A, 3.00%, 02/01/41 ( 08/01/30)	1,000	1,099,420
Series A, 4.00%, 02/01/51 ( 08/01/30)	1,500	1,761,902
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,913,724
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,639,529
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,015,918
Series A, 5.00%, 02/01/46 ( 08/01/30)	14,170	18,018,080
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,676,255
Series B, 4.00%, 02/01/46 ( 08/01/30)	3,000	3,554,553
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	4,123,107
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,665,658
University of Nebraska Facilities Corp. RB
Series A, 4.00%, 07/15/59 (Call 07/15/31)	3,500	4,122,138
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,895,771
		74,319,135

Security	Par (000)	Value

Nevada — 0.6%
Clark County School District GOL
Series A, 5.00%, 06/15/22	$3,500	$3,589,776
Series A, 5.00%, 06/15/23	1,000	1,071,665
Series A, 5.00%, 06/15/25	5,240	6,040,246
Series C, 5.00%, 06/15/22	2,750	2,820,841
Series C, 5.00%, 06/15/23	1,500	1,607,498
Series C, 5.00%, 06/15/24	2,580	2,870,849
Series C, 5.00%, 06/15/25	2,740	3,158,449
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,509,047
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,610	7,719,463
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,166,544
County of Clark Department of Aviation RB
5.00%, 07/01/23	2,000	2,147,990
5.00%, 07/01/25	2,500	2,897,605
5.00%, 07/01/32 (Call 07/01/29)	2,500	3,187,983
Series A, 5.00%, 07/01/23	2,350	2,523,888
Series A, 5.00%, 07/01/26	1,200	1,434,600
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,349,743
County of Clark NV GOL
4.00%, 06/01/38 (Call 06/01/27)	12,705	14,536,015
4.00%, 07/01/44 (Call 07/01/27)	7,135	8,108,843
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,417,084
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	6,023,896
County of Clark NV Passenger Facility Charge
Revenue RB
5.00%, 07/01/23	1,750	1,879,491
5.00%, 07/01/26	2,000	2,390,999
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,546,357
County of Washoe NV RB, 5.00%, 02/01/42
(Call 02/01/29)	2,000	2,467,438
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,164,487
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,479,433
Series A, 5.00%, 06/01/41 (Call 06/01/26)	5,930	7,001,939
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,696,017
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,022,788
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,535	1,765,662
Series D, 5.00%, 04/01/24	3,020	3,345,482
Series D, 5.00%, 04/01/25	3,260	3,748,584
Series D-1, 5.00%, 03/01/22	1,120	1,133,464
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/25	1,410	1,656,879
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,559,792
5.00%, 12/01/28 (Call 06/01/26)	6,715	7,981,105
		139,021,942
New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	6,055	6,886,301

New Jersey — 5.0%
County of Monmouth NJ GO
Series A, 5.00%, 01/15/31	6,430	8,581,698
Series A, 5.00%, 01/15/32 ( 07/15/31)	5,160	6,975,416
Series A, 5.00%, 01/15/34 ( 07/15/31)	6,250	8,415,407
Essex County Improvement Authority RB, 5.25%,
12/15/21 (AMBAC)	4,915	4,924,069
Garden State Preservation Trust RB, Series A, 5.75%,
11/01/28 (AGM)	1,500	1,833,913
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	2,297,374

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
4.00%, 06/15/44 (Call 12/15/29)	$2,000	$2,263,794
4.00%, 11/01/44 (Call 11/01/29)	750	847,539
5.00%, 06/15/22 (AGM)	1,500	1,538,475
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,024,612
5.00%, 06/15/25	5,000	5,742,221
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,024,081
5.00%, 06/15/26	7,910	9,367,474
5.00%, 06/15/26 (Call 06/15/22)	500	511,934
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,074,627
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,246,160
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,228,572
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,218,390
5.00%, 06/15/49 (Call 12/15/29)	5,000	6,070,639
Series A, 4.00%, 11/01/27 (SAP)	480	560,608
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,956,637
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,784,752
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,178,141
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,772,485
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,811,340
Series B, 5.00%, 11/01/26 (SAP)	5,000	5,984,845
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,208,189
Series BBB, 5.00%, 06/15/22	3,500	3,588,239
Series BBB, 5.00%, 06/15/23	1,000	1,069,742
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,664,718
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	6,700	7,871,186
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	5,546,408
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	7,208,278
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,022,643
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,655	2,685,525
Series II, 5.00%, 03/01/26 (Call 03/01/22)	865	874,763
Series II, 5.00%, 03/01/26 (PR 03/01/22)	135	136,619
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,314,592
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	8,112,506
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	3,127,680
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,646,898
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,214,611
Series NN, 5.00%, 03/01/22	4,000	4,046,669
Series NN, 5.00%, 03/01/23	4,090	4,323,240
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,585	4,842,955
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,791,512
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	5,035	5,317,622
Series NN, 5.00%, 03/01/27 (Call 03/01/23)	10,000	10,563,899
Series NN, 5.00%, 03/01/28 (Call 03/01/23)	3,560	3,759,299
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	6,610	6,976,556
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,793,019
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,327,682
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,768,328
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	12,175	13,866,688
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,552,736
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,835,290
Series UU, 5.00%, 06/15/40 (PR 06/15/24)	390	435,999
Series WW, 5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,890,271
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	1,081,763
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	64,270
Series XX, 4.00%, 06/15/24 (SAP)	3,015	3,270,199
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,050,422
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,742,221
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,842,701
Series B, 5.00%, 03/01/28	5,755	7,228,652
Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 07/01/29 (Call 07/01/27)	$5,000	$6,158,577
Series C, 5.00%, 03/01/27	7,025	8,599,200
New Jersey Institute of Technology/NJ RB, Series A,
5.00%, 07/01/45 (Call 07/01/25)	2,500	2,850,949
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/39 (Call 12/15/29)	500	572,164
5.00%, 12/15/24	4,500	5,083,925
5.00%, 12/15/25	3,725	4,344,735
5.00%, 12/15/26	710	852,664
5.00%, 12/15/27	1,380	1,698,420
5.00%, 12/15/28	1,000	1,254,383
5.00%, 12/15/32 (Call 12/15/29)	7,340	9,231,950
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,233,996
5.25%, 12/15/21 (NPFGC)	695	696,259
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	3,074,656
Series S, 5.00%, 06/15/46 (Call 12/15/28)	7,000	8,422,284
Series A, 0.00%, 12/15/23(a)	2,000	1,967,842
Series A, 0.00%, 12/15/25(a)	2,255	2,151,414
Series A, 0.00%, 12/15/28(a)	3,655	3,257,694
Series A, 0.00%, 12/15/29(a)	3,290	2,853,069
Series A, 0.00%, 12/15/30(a)	3,000	2,532,305
Series A, 0.00%, 12/15/31(a)	5,425	4,452,777
Series A, 0.00%, 12/15/32(a)	1,290	1,031,740
Series A, 0.00%, 12/15/33(a)	930	724,368
Series A, 0.00%, 12/15/34(a)	16,055	12,155,889
Series A, 0.00%, 12/15/35(a)	11,710	8,621,971
Series A, 0.00%, 12/15/36(a)	3,750	2,681,794
Series A, 0.00%, 12/15/37(a)	7,700	5,342,354
Series A, 0.00%, 12/15/38(a)	4,485	3,019,011
Series A, 0.00%, 12/15/39(a)	33,700	21,978,722
Series A, 0.00%, 12/15/40(a)	5,500	3,487,927
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	11,273,955
Series A, 4.00%, 06/15/34 (Call 06/15/31)	9,025	10,653,078
Series A, 4.00%, 06/15/36 ( 06/15/31)	1,165	1,367,439
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,155,638
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,149,534
Series A, 5.00%, 06/15/23	1,000	1,070,222
Series A, 5.00%, 06/15/24	3,325	3,698,048
Series A, 5.00%, 12/15/24	1,000	1,129,761
Series A, 5.00%, 12/15/27	5,000	6,153,696
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	9,835,412
Series A, 5.00%, 12/15/28	6,050	7,589,015
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,876,624
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,759,714
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	3,104,253
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,823,091
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,466,637
Series A, 5.00%, 12/15/33 (Call 12/15/28)	9,045	11,135,831
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	9,829,437
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,907,994
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	10,642,363
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	7,983,601
Series A, 5.25%, 12/15/21	8,860	8,876,053
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,009
Series A, 5.25%, 12/15/22	1,700	1,786,618
Series A, 5.50%, 12/15/21	2,910	2,915,535
Series A, 5.50%, 12/15/22	8,075	8,507,300
Series A, 5.50%, 12/15/23	10,845	11,958,976
Series A, 5.75%, 06/15/25 (NPFGC)	2,600	3,053,891
Series A-1, 5.00%, 06/15/24	1,025	1,140,000

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	$3,425	$4,053,383
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,198,401
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,173,143
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,529,825
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	3,110,346
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	2,043,599
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,900,342
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	3,487,521
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	8,979,787
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	578,099
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	5,000	5,702,366
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	15,668,126
Series AA, 5.00%, 06/15/22	1,015	1,040,589
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,307,144
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	5,997,632
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,109,495
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,255,914
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,455,835
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,270,817
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,409,674
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,523,457
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,567,668
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	9,380	9,950,492
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	383,330
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,823,431
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	11,544,956
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	5,000	6,157,795
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,142,982
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	1,996,808
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	9,352,022
Series B, 5.50%, 12/15/21 (NPFGC)	500	500,951
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	7,051,945
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,270,741
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	17,382,984
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	2,241,752
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	8,514,191
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,929,053
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	11,001,511
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	2,500	3,015,272
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	8,618,391
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,720	1,674,079
Series C, 0.00%, 12/15/25 (AMBAC)(a)	10,170	9,730,126
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,548,318
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,615	4,133,487
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	3,193,777
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,653,038
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	4,069,536
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,941,884
Series D, 5.00%, 12/15/23	2,400	2,622,222
Series D, 5.00%, 12/15/24	2,830	3,197,224
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,588,756
Series D, 5.25%, 12/15/23	5,935	6,514,584
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,390,080
Series A, 4.00%, 01/01/42 (Call 01/01/31)	11,110	13,239,999
Series A, 4.00%, 01/01/51 (Call 01/01/31)	25,000	29,398,275
Series A, 5.00%, 01/01/24 (PR 07/01/22)	4,830	4,966,265
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,570,441
Series A, 5.00%, 01/01/29 ( 07/01/22)	11,940	12,276,855
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,412,176
Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 01/01/30 (Call 07/01/24)	$3,250	$3,610,901
Series A, 5.00%, 01/01/31 (PR 07/01/24)	12,730	14,255,197
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,305,159
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,003,936
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	888,183
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,407,922
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,007,871
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	7,752,721
Series A, 5.00%, 01/01/43 (PR 07/01/22)	21,310	21,911,204
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	8,146,726
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,164,464
Series B, 5.00%, 01/01/22	1,120	1,124,408
Series B, 5.00%, 01/01/23	3,045	3,198,439
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,790	2,934,650
Series B, 5.00%, 01/01/25 (PR 01/01/23)	6,520	6,858,035
Series B, 5.00%, 01/01/26 ( 01/01/23)	5,355	5,632,635
Series B, 5.00%, 01/01/27 (PR 01/01/23)	2,020	2,124,729
Series B, 5.00%, 01/01/28	1,750	2,174,359
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,500	2,629,615
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,601,665
Series B, 5.00%, 01/01/29 (PR 01/01/23)	1,400	1,472,584
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,560,387
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	10,069,198
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	5,515,537
Series C, 5.00%, 01/01/25	5,025	5,710,621
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,201,181
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	8,895,488
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,256,478
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,045	19,225,269
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	4,075,625
Series G, 4.00%, 01/01/43 (Call 01/01/28)	16,695	19,094,532
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,400,328
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,933,568
State of New Jersey GO
2.00%, 06/01/24	4,810	4,991,732
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,298,756
5.00%, 06/01/32 (PR 06/01/25)	1,500	1,734,225
Series A, 4.00%, 06/01/23	20,530	21,624,140
Series A, 4.00%, 06/01/30	9,500	11,544,046
Series A, 4.00%, 06/01/31	12,000	14,760,084
Series A, 4.00%, 06/01/32	10,500	13,052,243
Series A, 5.00%, 06/01/24	10,500	11,677,755
Series A, 5.00%, 06/01/25	22,580	26,012,334
Series A, 5.00%, 06/01/26	15,400	18,258,594
Series A, 5.00%, 06/01/27	9,905	12,042,049
Series A, 5.00%, 06/01/28	21,605	26,834,034
Series A, 5.00%, 06/01/29	22,000	27,917,419
Series T, 5.00%, 06/01/22	2,000	2,046,186
		1,214,381,661
New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	11,711,944
Series A, 5.00%, 06/15/25	600	693,915
Series A, 5.00%, 06/15/26	600	716,617
Series A, 5.00%, 06/15/28	6,500	8,187,590
Series A, 5.00%, 06/15/30	1,500	1,971,313
State of New Mexico GO
5.00%, 03/01/23	10,000	10,597,493
Series B, 5.00%, 03/01/22	4,365	4,417,253

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/26	$2,500	$2,996,258
Series B, 4.00%, 07/01/22	1,000	1,022,198
Series B, 4.00%, 07/01/23	3,035	3,214,242
		45,528,823
New York — 22.7%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	7,011,984
Series A, 5.00%, 11/01/22	500	522,038
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,635	1,782,982
Series A, 5.00%, 11/01/26 ( 11/01/23)	1,860	2,026,471
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	5,042,473
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	1,083,669
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,772,346
City of New York NY GO
Series D, VRDN,0.05%, 12/01/47 (Put 11/30/21)(b)(c)	30,000	30,000,000
Series 1, 5.00%, 08/01/23	8,760	9,451,723
Series 1, 5.00%, 08/01/25	5,000	5,817,401
Series 1-I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,099,828
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,792,352
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,116,376
Series A, 5.00%, 08/01/22	3,000	3,096,585
Series A, 5.00%, 08/01/23	7,845	8,464,471
Series A, 5.00%, 08/01/24	12,380	13,897,903
Series A, 5.00%, 08/01/25	1,170	1,361,272
Series A, 5.00%, 08/01/26	5,250	6,302,928
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	2,145,115
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,227,419
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,767,188
Series A-1, 4.00%, 08/01/34 ( 08/01/30)	1,775	2,141,410
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	2,550	3,117,575
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,944,393
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	2,000	2,403,007
Series A-1, 4.00%, 08/01/42 (Call 08/01/29)	1,995	2,323,175
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	10,442,608
Series A-1, 4.00%, 08/01/50 (Call 08/01/31)	3,000	3,530,574
Series A-1, 5.00%, 08/01/25	5,000	5,817,401
Series A-1, 5.00%, 08/01/27	2,500	3,087,688
Series A-1, 5.00%, 08/01/29	7,925	10,243,543
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,977,742
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,306,561
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	4,635	4,820,864
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	16,113,939
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,550,047
Series A-1, 5.00%, 08/01/47 (Call 08/01/31)	2,000	2,571,136
Series A-2015, 5.00%, 08/01/24	1,500	1,683,914
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	3,006,785
Series B, VRDN,0.05%, 10/01/46 (Put 11/30/21)(b)(c)	10,770	10,770,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	2,162,717
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,206,811
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	2,221,025
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	1,145,210
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,209,881
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,502,776
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,274,684
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	8,025,508
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,159,133
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	3,173,726
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,348,877
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	18,014,466
Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	$3,000	$3,650,894
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,853,759
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	6,302,210
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,791,174
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,577,502
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,161,661
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	5,460,878
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,198,593
Series C, 4.00%, 08/01/37 (Call 08/01/30)	6,000	7,169,877
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	1,187,478
Series C, 5.00%, 08/01/22	5,005	5,166,136
Series C, 5.00%, 08/01/23	2,545	2,745,963
Series C, 5.00%, 08/01/24	15,550	17,456,574
Series C, 5.00%, 08/01/25	2,920	3,397,362
Series C, 5.00%, 08/01/26	1,000	1,200,047
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,124,277
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,871,051
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,052,138
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,209,584
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	8,528,125
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	4,969,941
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	3,001,938
Series C, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,305,241
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	11,163,340
Series C, 5.00%, 08/01/42 (Call 08/01/30)	13,225	16,896,596
Series C-1, 4.00%, 08/01/22	950	974,284
Series C-1, 5.00%, 08/01/25	2,000	2,326,961
Series C-1, 5.00%, 08/01/27	2,500	3,087,688
Series C-1, 5.00%, 08/01/28	3,000	3,801,889
Series C-1, 5.00%, 08/01/30	3,000	3,947,533
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,968,855
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,305,241
Series C-1, 5.00%, 08/01/34 (Call 08/01/30)	2,000	2,603,465
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,646,461
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,075	2,188,654
Series D, 5.00%, 08/01/25 (Call 02/01/23)	4,860	5,125,022
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,462,049
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,492,595
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,808,892
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,296,435
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	14,970,017
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	6,022,297
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	5,014,419
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	1,700	2,022,374
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	12,000	13,895,155
Series D-1, 5.00%, 08/01/27 (Call 08/01/23)	1,290	1,389,164
Series D-1, 5.00%, 10/01/30 (Call 12/31/21)	910	913,480
Series D-1, 5.00%, 10/01/32 (Call 12/31/21)	1,650	1,656,364
Series D-1, 5.00%, 10/01/36 (Call 12/31/21)	5	5,019
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	3,195,822
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,812,444
Series E, 5.00%, 08/01/23	3,310	3,571,370
Series E, 5.00%, 08/01/24	900	1,010,348
Series E, 5.00%, 08/01/25	9,065	10,546,949
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,267,529
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,252,719
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,248,019
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,983,239
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	3,071,343
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	3,070,617

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	$2,000	$2,454,195
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,439,210
Series F, 5.00%, 08/01/29 (Call 02/01/22)	2,560	2,580,418
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,771,841
Series F-1, 5.00%, 03/01/28 ( 03/01/23)	4,775	5,060,302
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,236,778
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,258,154
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	30	31,672
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,495	5,823,322
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	3,078,687
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	14,000	17,141,229
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	7,930,877
Series F-3, 5.00%, 12/01/25	2,225	2,617,477
Series G, 5.00%, 08/01/23	4,580	4,941,654
Series G-1, 5.00%, 04/01/22	1,015	1,031,337
Series G-1, 5.00%, 04/01/25 (PR 04/01/22)	2,775	2,819,572
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	3,645	3,703,545
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	2,930	2,977,061
Series G-6, VRDN,0.04%, 04/01/42
(Put 11/30/21)(b)(c)	4,600	4,600,000
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,385,226
Series I, 5.00%, 08/01/25 (Call 08/01/22)	4,110	4,239,795
Series I, 5.00%, 08/01/25 (PR 08/01/22)	465	480,034
Series I, 5.00%, 08/01/27 (PR 08/01/22)	19,720	20,353,539
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	5,950,692
Series J, 5.00%, 08/01/22	1,500	1,548,293
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,434,829
Series J, 5.00%, 08/01/26	1,000	1,200,558
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,235,577
Series J-10, 5.00%, 08/01/26	2,520	3,025,405
Series J-5, 5.00%, 08/01/27	2,500	3,087,688
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,626,560
City of New York NY GOL
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	1,077,213
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	1,000	1,199,154
Series F-1, 4.00%, 03/01/47 (Call 03/01/31)	5,000	5,867,253
Series F-1, 5.00%, 03/01/26	3,000	3,555,169
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,000	1,303,922
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	9,000	11,661,652
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	18,330	23,305,653
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,029,021
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,161,093
Series C, 5.00%, 10/01/27	2,500	3,070,730
Dutchess County Local Development Corp. RB, 5.00%,
07/01/42 (Call 07/01/27)	750	909,195
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 ( 02/15/32)	7,905	9,578,486
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	9,263,753
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,644,999
Series A, 5.00%, 02/15/22	1,310	1,322,677
Series A, 5.00%, 02/15/23	1,000	1,056,545
Series A, 5.00%, 02/15/26	800	949,977
Series A, 5.00%, 02/15/27	1,000	1,223,078
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,227,656
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,383,148
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,997,842
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,913,910
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,802,641
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,575,450
Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/42 (Call 02/15/27)	$7,360	$8,716,881
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	4,017,884
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	7,000	7,051,934
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,261,814
5.00%, 09/01/38 (Call 09/01/28)	15,750	19,772,159
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,866,059
Series A, 4.00%, 09/01/32 ( 09/01/31)	1,500	1,860,821
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,154,024
Series A, 4.00%, 09/01/41 ( 09/01/31)	500	602,006
Series A, 5.00%, 09/01/30	6,000	7,902,901
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,160,854
Series A, 5.00%, 09/01/37 ( 09/01/22)	17,340	17,946,269
Series A, 5.00%, 09/01/37 (PR 09/01/22)	6,105	6,326,044
Series A, 5.00%, 09/01/42 ( 09/01/22)	4,130	4,278,291
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,109,345
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,811,853
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,565,877
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	589,468
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,867,912
Series B, VRDN,0.85%, 09/01/50 (Put 09/01/25)(b)(c)	2,500	2,500,022
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(b)(c)	780	799,711
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	9,645	8,244,910
Series A, 5.00%, 03/01/22	5,000	5,058,362
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,567,678
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,044,377
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,602,806
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,351,030
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,186,122
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,218,098
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,960,225
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,044,387
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,018,180
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,657,831
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,984,935
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,931,639
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	4,015,695
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	10,898,511
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	5,708,919
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	1,163,530
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,455,439
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	7,903,406
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,732,153
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	5,229,298
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,433,365
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	11,519,793
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,562,925
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	3,389,252
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,114,645
Series B, 5.00%, 11/15/22	5,390	5,629,035
Series B, 5.00%, 11/15/23	4,240	4,615,017
Series B, 5.00%, 11/15/24	14,455	16,290,704
Series B, 5.00%, 11/15/25	2,000	2,322,547
Series B, 5.00%, 11/15/26	3,000	3,575,733
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,826,587
Series B, 5.00%, 11/15/28	5,810	7,189,132
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,538,197
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,751,489
Series B, 5.00%, 11/15/52 (Call 05/15/29)	15,950	19,029,360

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.25%, 11/15/23 (AMBAC)	$210	$230,057
Series B, 5.25%, 11/15/44 (Call 05/15/24)	10,845	11,892,452
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,223,615
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	17,900,082
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,237,425
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,215,363
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,512,085
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,271,604
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,488,898
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	4,068,140
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	4,065,244
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	744,364
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	298,183
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	5,498,433
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,288,201
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	941,631
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,237,770
Series C-1, 4.00%, 11/15/32 ( 05/15/28)	5,000	5,703,251
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,828,752
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	8,444,865
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	6,495	7,302,184
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	10,156,970
Series C-1, 5.00%, 11/15/23	2,000	2,176,895
Series C-1, 5.00%, 11/15/25	10,320	11,985,627
Series C-1, 5.00%, 11/15/26	8,250	9,831,876
Series C-1, 5.00%, 11/15/27	4,000	4,868,803
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,802,594
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,924,756
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	6,064,954
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,449,878
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,814,200
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	546,197
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	17,020	20,604,383
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	5,061,147
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	7,310	8,995,753
Series C-2, 0.00%, 11/15/29(a)	1,295	1,111,249
Series C-2, 0.00%, 11/15/33(a)	1,040	799,268
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,230,741
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,763,062
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,565,150
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,264,054
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,756,724
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,620,382
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,808,571
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	643,523
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,416,210
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,383,016
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	20,655,785
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	3,000	3,691,470
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	4,295,915
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	8,063,886
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,647,993
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,376,619
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(b)(c)	4,000	4,498,728
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	10,192,572
Series E, 4.00%, 11/15/38 (Call 11/15/22)	4,425	4,562,123
Series E, 4.00%, 11/15/45 (Call 11/15/30)	8,390	9,546,046
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,266,477
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	639,589
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,129,131
Security	Par (000)	Value

New York (continued)
Series F, 4.00%, 11/15/30 (Call 11/15/22)	$765	$789,747
Series F, 5.00%, 11/15/22	8,130	8,490,548
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	3,006,502
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,634,539
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,338,604
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,027,216
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 12/21/21)	4,000	4,009,870
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,658,965
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	6,596,604
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,720,146
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	1,058,735
Series A, 5.00%, 11/15/22	1,000	1,045,951
Series A, 5.00%, 11/15/30	2,500	3,341,788
Series A, 5.00%, 11/15/31 (Call 05/15/31)	20,000	27,038,632
Series A, 5.00%, 11/15/32 (Call 05/15/31)	5,000	6,734,147
Series A, 5.00%, 11/15/33 (Call 05/15/31)	15,500	20,855,509
Series A, 5.00%, 11/15/35 (Call 05/15/31)	5,180	6,927,798
New York City Industrial Development Agency RB,
4.00%, 03/01/45 (Call 09/01/30)	1,600	1,848,801
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	840	865,083
Series S-1, 5.00%, 07/15/26 (Call 07/15/22)	1,890	1,946,317
Series S-1, 5.00%, 07/15/28 (Call 07/15/22) (SAW)	4,000	4,118,426
Series S-1, 5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	859,721
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,689,771
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,029,479
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	12,593,139
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,135,905
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,705,467
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	8,425	10,279,684
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	15,440	15,885,342
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,958,914
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	2,170	2,452,817
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	9,900	11,495,043
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,550,621
Series S-1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	1,000	1,222,757
Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	9,500	11,586,067
Series S-1A, 4.00%, 07/15/36 (Call 07/15/31) (SAW)	18,000	21,886,830
Series S-1A, 4.00%, 07/15/37 (Call 07/15/31)	8,500	10,284,516
Series S-1A, 5.00%, 07/15/31 (SAW)	2,500	3,350,348
Series S-1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	2,009,377
Series S-1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	2,750	3,670,907
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,315,639
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,734,391
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	905	1,041,496
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,352,207
Series S-2A, 5.00%, 07/15/25 (SAW)	2,165	2,513,875
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,737,582
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,735,049
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,927,307
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,876,124
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	2,892,599
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	6,225,081
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,244,513
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,709,196
Series S-4A, 5.00%, 07/15/25 (SAW)	1,835	2,130,698
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,126,222

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	$2,750	$3,432,189
Series S-4A, 5.00%, 07/15/37 ( 07/15/28) (SAW)	5,200	6,471,465
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	2,179,149
3.00%, 11/01/39 (Call 11/01/30)	2,000	2,166,965
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,415,579
4.00%, 05/01/36 (Call 11/01/30)	10,000	12,048,700
4.00%, 05/01/37 (Call 11/01/30)	4,750	5,705,447
4.00%, 05/01/38 (Call 11/01/30)	7,000	8,392,388
4.00%, 11/01/38 (Call 05/01/31)	4,250	5,114,642
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,930,286
4.00%, 05/01/41 (Call 11/01/30)	2,000	2,381,212
4.00%, 05/01/43 (Call 11/01/30)	3,000	3,555,781
5.00%, 08/01/22	1,000	1,032,127
5.00%, 11/01/23	10,165	11,078,873
5.00%, 11/01/24	1,000	1,131,842
5.00%, 11/01/26	5,480	6,625,762
5.00%, 11/01/27	1,000	1,241,825
5.00%, 11/01/28	3,000	3,818,249
5.00%, 11/01/28 (Call 11/01/27)	6,000	7,472,666
5.00%, 11/01/29	7,535	9,796,841
5.00%, 05/01/31 (Call 11/01/30)	3,500	4,627,744
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,994,254
5.00%, 11/01/32 (Call 11/01/30)	3,000	3,948,695
5.00%, 11/01/32 (Call 05/01/31)	2,000	2,661,732
5.00%, 11/01/33 (Call 11/01/30)	2,980	3,912,812
5.00%, 11/01/33 (Call 05/01/31)	2,500	3,316,071
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,543,765
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,253,190
5.00%, 11/01/36 (Call 11/01/30)	16,345	21,287,967
5.00%, 05/01/37 (Call 11/01/30)	11,385	14,783,274
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,754,175
Series A-1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,320,372
Series A-1, 5.00%, 08/01/23	5,600	6,040,242
Series A-1, 5.00%, 11/01/23	8,855	9,651,099
Series A-1, 5.00%, 05/01/24	2,500	2,776,027
Series A-1, 5.00%, 08/01/24	3,640	4,081,127
Series A-1, 5.00%, 11/01/26	2,240	2,708,341
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,395,500
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,791,686
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,504,813
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,114,965
Series A-1, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,506,381
Series A-1, 5.00%, 11/01/34 ( 11/01/31)	8,330	11,140,057
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,929,160
Series A-1, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,085,680
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,883,053
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	834,323
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	3,725	4,039,676
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,766,400
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	6,322,731
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	3,153,218
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,760,270
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	2,072,977
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,649,182
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	12,880	15,074,367
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	9,250	10,802,244
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	5,430,938
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	9,000	10,493,011

Security	Par (000)	Value

New York (continued)
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	$5,000	$6,096,441
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	6,090,036
Series A-6, 5.00%, 08/01/29	7,560	9,778,205
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,696,641
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,043,415
Series B, 5.00%, 11/01/32 (Call 11/01/22)	1,955	2,039,507
Series B-1, 3.00%, 08/01/41 ( 08/01/31)	6,500	7,040,125
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,855,454
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,213,999
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	1,181,171
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	3,000	3,535,303
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	26,250	30,965,125
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	8,500	9,956,307
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	4,671,545
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,815,318
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,230,998
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,169,939
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,750	2,083,199
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,226,614
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	5,346,257
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	1,000	1,287,590
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,800,809
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,759,310
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,881,665
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,927,697
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,743,446
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	231,793
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	4,000	4,733,396
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,669,167
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,642,681
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,202,983
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	4,245,590
Series B-4, VRDN,0.04%, 08/01/42 (Put 11/30/21)(b)(c)	20,000	20,000,000
Series C, 5.00%, 11/01/22	3,625	3,784,090
Series C, 5.00%, 11/01/25	2,050	2,403,306
Series C, 5.00%, 11/01/26	4,255	5,144,639
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,050	1,163,783
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,005	4,609,767
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,168,530
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	8,837,974
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,898,969
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,178,862
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	11,918,935
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	6,780	7,956,263
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,790	3,258,190
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	6,663,757
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	5,756,157
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	14,947,096
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	8,668,534
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	7,729,922
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,465,342
Series C-4, VRDN,0.04%, 11/01/36 (Put 11/30/21)(b)(c)	9,700	9,700,000
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,836,275
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	3,887,312
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	4,785,736
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	2,114,542
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,984,369
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,476,531
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	2,000	2,355,992
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	2,000	2,348,582

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	$2,570	$2,590,368
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,691,529
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,561,377
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,173,774
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,946,068
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,207,684
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,137,037
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,430	6,366,273
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,543,290
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,015,414
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	2,988,630
Series E-1, 5.00%, 02/01/37 (Call 02/01/22)	5,000	5,038,116
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	4,243,864
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	3,228,286
Series E-1, 5.00%, 02/01/37 (Call 02/01/31)	2,000	2,604,651
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,828,195
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	10,450	11,815,169
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	9,190	9,258,053
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	2,820	3,375,834
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	9,650	11,049,823
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	20,769,066
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,134,242
Series F-1, 5.00%, 05/01/22	10,000	10,201,751
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,108,338
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	6,098,306
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	8,637,263
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,473,980
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,894,006
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,600	2,649,154
Series G-6, VRDN,0.05%, 05/01/34
(Put 12/01/21)(b)(c)	13,100	13,100,000
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	4,791,733
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,063,213
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	8,942,370
New York City Water & Sewer System RB
3.00%, 06/15/40 (Call 12/15/30)	8,470	9,227,794
4.00%, 06/15/46 (Call 06/15/25)	5,000	5,507,652
4.00%, 06/15/50 (Call 12/15/30)	12,500	14,738,219
5.00%, 06/15/50 (Call 12/15/30)	10,500	13,431,435
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	6,598,156
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,705,284
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,370	3,033,549
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,212,612
Series AA-1, 4.00%, 06/15/51 (Call 06/15/31)	6,000	7,121,270
Series AA2, VRDN,0.04%, 06/15/50
(Put 11/30/21)(b)(c)	20,000	20,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	22,165	22,925,424
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,086,799
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,623,116
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,461,961
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	9,713,840
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	3,750	4,000,957
Series BB-1, 4.00%, 06/15/45 ( 12/15/31)	5,450	6,558,103
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	14,068,021
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	7,305	8,726,199
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,641,785
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	3,785	4,314,424
Series BB-2, VRDN,0.03%, 06/15/35
(Put 11/30/21)(b)(c)	15,000	15,000,000
Series CC, 5.00%, 06/15/23 (Call 12/15/21)	2,155	2,158,790
Security	Par (000)	Value

New York (continued)
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	$28,830	$28,880,703
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	2,325	2,329,108
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	17,400,757
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	13,225	14,096,662
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,528,056
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,610,561
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	17,930	21,019,968
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	8,750	10,385,185
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	12,075,039
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,835	14,255,880
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,892,582
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	1,000	1,182,679
Series CC-2, 5.00%, 06/15/22	29,035	29,789,739
Series CC-2, 5.00%, 06/15/25	1,360	1,576,509
Series DD, 5.00%, 06/15/23	1,000	1,073,176
Series DD, 5.00%, 06/15/26	2,690	3,220,834
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	9,000	9,636,327
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	14,430	15,445,621
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	9,430	10,482,935
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,110,049
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	23,352,263
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	9,378,527
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	7,914,934
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	4,449,086
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	4,000	4,679,619
Series DD-1, 5.00%, 06/15/30	2,000	2,647,512
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	2,000	2,354,024
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	3,073,322
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	5,330,401
Series EE, 5.00%, 06/15/30	3,500	4,633,147
Series EE, 5.00%, 06/15/31	4,000	5,414,441
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,282,200
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	4,600	5,113,627
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,429,531
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	8,175,037
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	9,215	10,192,154
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,396,417
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	7,655,406
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,526,813
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	1,188,346
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	685	697,338
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,300	1,504,970
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,240,540
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,687,852
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	7,122,077
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	9,815,550
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,284,271
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,025,650
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	11,622,813
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	4,362,238
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,375,042
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	2,000	2,349,155
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,614,059
Series GG, 5.00%, 06/15/31 ( 06/15/25)	2,500	2,880,847
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,079,818
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,616,797
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	6,000	7,609,033
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	2,500	3,162,004
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	16,773,827

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	$1,500	$1,715,104
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,136,358
Series A, 0.00%, 11/15/47(a)	2,500	1,249,100
Series A, 0.00%, 11/15/55(a)	2,500	965,140
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,760,457
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	6,540	6,555,219
5.25%, 12/15/43 (Call 12/15/21)	100	100,268
New York Power Authority RB
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	1,088,397
Series A, 4.00%, 11/15/45 (Call 05/15/30)	2,500	2,953,337
Series A, 4.00%, 11/15/50 (Call 05/15/30)	9,185	10,778,570
Series A, 4.00%, 11/15/55 (Call 05/15/30)	2,500	2,920,287
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	21,178,494
Series A, 5.00%, 11/15/22	1,010	1,056,410
New York State Dormitory Authority RB
4.00%, 07/01/50 (Call 07/01/29)	5,000	5,768,506
5.00%, 05/15/26 (Call 05/15/22)	1,275	1,302,771
5.00%, 05/15/29 (Call 05/15/22)	1,250	1,277,111
5.00%, 05/15/30 (Call 05/15/22)	1,000	1,021,735
5.00%, 10/01/45	3,500	5,439,704
Series 1, 5.50%, 07/01/40 (AMBAC)	530	798,520
Series 2015B-A, 5.00%, 03/15/22	8,000	8,111,964
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,326,646
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,090,309
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,371,222
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	5,368,511
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	5,243,403
Series A, 3.00%, 03/15/49 (Call 09/15/30)	8,000	8,445,112
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	11,072,064
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	18,902,730
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	6,029,913
Series A, 4.00%, 03/15/36 (Call 09/15/30)	5,000	6,006,039
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	5,983,182
Series A, 4.00%, 03/15/38 (Call 03/15/31)	21,240	25,547,226
Series A, 4.00%, 03/15/39 (Call 03/15/31)	5,000	6,001,068
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	5,801,293
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	5,896,128
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	5,883,341
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,437,004
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	1,094,534
Series A, 5.00%, 02/15/22	24,705	24,950,229
Series A, 5.00%, 03/15/22	23,965	24,300,402
Series A, 5.00%, 02/15/23	2,850	3,013,176
Series A, 5.00%, 03/15/23	7,750	8,227,782
Series A, 5.00%, 02/15/24	3,240	3,574,954
Series A, 5.00%, 03/15/24	11,800	13,063,897
Series A, 5.00%, 02/15/25	5,340	6,115,945
Series A, 5.00%, 03/15/25	7,720	8,878,224
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,400	11,510,566
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,275	1,302,771
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,147,676
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,099,801
Series A, 5.00%, 03/15/26 (Call 03/15/25)	3,785	4,340,123
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,160	20,101,101
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,730	1,900,646
Series A, 5.00%, 03/15/27	1,265	1,546,846
Series A, 5.00%, 03/15/27 (Call 03/15/25)	1,295	1,482,644
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,440	2,941,460
Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 12/15/27 (Call 12/15/22)	$730	$765,856
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,500	1,827,534
Series A, 5.00%, 03/15/28	4,245	5,323,791
Series A, 5.00%, 03/15/28 (ETM)	5	6,274
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,800	3,090,860
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	4,002,212
Series A, 5.00%, 03/15/29	2,500	3,205,960
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	5,275,383
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,460	3,629,948
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,835,372
Series A, 5.00%, 03/15/30	5,000	6,527,910
Series A, 5.00%, 03/15/30 ( 09/15/26)	5,910	7,072,108
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,103,395
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,082,671
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,227,881
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	11,980,928
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	7,159,466
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	4,030,913
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,531,105
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	6,781,855
Series A, 5.00%, 03/15/32 (Call 03/15/24)	3,500	3,859,346
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	3,108,733
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,694,745
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	17,717,245
Series A, 5.00%, 03/15/32 (Call 09/15/30)	6,000	7,858,228
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,510,937
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,435,044
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	8,021,440
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,430,427
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	16,328,070
Series A, 5.00%, 03/15/34 ( 03/15/31)	4,300	5,663,537
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,864,432
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,431,100
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,586,701
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,135,424
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	6,067,456
Series A, 5.00%, 03/15/35 (Call 03/15/31)	10,210	13,410,508
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,805,769
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	12,477,616
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	6,211,287
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	8,843,536
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	13,091,638
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,891,421
Series A, 5.00%, 07/01/37 (PR 07/01/22)	11,300	11,617,721
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	15,727,839
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,450	3,662,555
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,256,089
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,549,281
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,742,433
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	4,327,363
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,803,762
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	5,181,166
Series A, 5.00%, 07/01/42 (PR 07/01/22)	16,000	16,449,870
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,702,038
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,201,638
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	3,149,241
Series A, 5.00%, 03/15/43 (PR 03/15/23)	6,675	7,086,247
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,191,044
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	12,005,689
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	11,067,547

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/45 (Call 03/15/28)	$4,000	$4,912,494
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,817,696
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	12,044,549
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,613,257
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,926,236
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,520,277
Series A, 5.00%, 10/01/48	500	794,463
Series A, 5.00%, 03/15/49 (Call 03/15/31)	10,950	13,958,752
Series A, 5.00%, 10/01/50	7,190	11,597,074
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	6,355,457
Series A, 5.50%, 05/15/22 (AMBAC)	3,005	3,077,529
Series A, 5.50%, 05/15/22 (NPFGC)	6,730	6,893,686
Series A, 5.75%, 07/01/27 (NPFGC)	440	511,575
Series A-2, 5.00%, 10/01/46	2,000	3,129,830
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,159,339
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,625,249
Series B, 5.00%, 02/15/22	1,000	1,009,926
Series B, 5.00%, 02/15/23	4,900	5,180,860
Series B, 5.00%, 03/15/23 (Call 03/15/22)	2,505	2,539,406
Series B, 5.00%, 03/15/24 (Call 03/15/22)	7,000	7,096,328
Series B, 5.00%, 02/15/25	3,525	4,041,801
Series B, 5.00%, 02/15/26	6,000	7,104,199
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	6,774,232
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	14,433,102
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	10,157,748
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,450,823
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,724
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,468,984
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,673,773
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,447,539
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	6,930,693
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	6,120,828
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,724
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,520,422
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,222,902
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	3,223,385
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,584,105
Series B, 5.00%, 02/15/37 (PR 02/15/25)	5	5,724
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,130,334
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,395,101
Series B, 5.00%, 10/01/38 (Call 04/01/28)	9,200	11,460,230
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,654,838
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	6,183
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,432,091
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	191,869
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,215,527
Series B, 5.00%, 03/15/42 (Call 03/15/22)	17,675	17,913,568
Series B, 5.00%, 03/15/42 (PR 03/15/22)	5	5,069
Series B, 5.00%, 07/01/45 (PR 07/01/25)	2,000	2,319,632
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,683,092
Series B, 5.50%, 03/15/26 (AMBAC)	1,105	1,335,212
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,914,352
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,769,295
Series C, 5.00%, 03/15/26	4,000	4,756,277
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	2,037,261
Series C, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,810,236
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,100,259
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	13,611,925
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	5,925,204
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,196,668
Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/38 (Call 03/15/24)	$1,000	$1,097,854
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,860,118
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	10,949,761
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	5,524,470
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,961,031
Series D, 4.00%, 02/15/40 (Call 02/15/30)	3,625	4,264,758
Series D, 4.00%, 02/15/47 (Call 02/15/30)	14,390	16,696,844
Series D, 5.00%, 02/15/22	1,535	1,550,237
Series D, 5.00%, 02/15/23	1,805	1,909,194
Series D, 5.00%, 02/15/25	2,745	3,147,015
Series D, 5.00%, 02/15/26	10,020	11,864,013
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,202,485
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,799,097
Series D, 5.00%, 02/15/29	1,250	1,600,003
Series D, 5.00%, 02/15/33 (Call 02/15/30)	2,205	2,838,126
Series D, 5.00%, 02/15/37 (Call 02/15/22)	7,300	7,370,188
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	6,230,942
Series E, 3.25%, 03/15/35 (Call 09/15/23)	25,000	26,152,297
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,592,270
Series E, 5.00%, 02/15/23	1,165	1,232,332
Series E, 5.00%, 02/15/24	1,110	1,224,235
Series E, 5.00%, 03/15/24	14,000	15,499,539
Series E, 5.00%, 03/15/27	2,000	2,445,607
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,195	6,590,194
Series E, 5.00%, 03/15/31 (Call 09/15/25)	8,195	9,500,025
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	347,286
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,771,885
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	12,850,133
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,382,342
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	12,597,797
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	5,027,188
Series E, 5.00%, 03/15/44 (Call 09/15/28)	5,000	6,236,366
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	3,478,401
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,305	2,687,896
New York State Environmental Facilities Corp. RB
4.00%, 06/15/49 (Call 06/15/29)	5,670	6,611,950
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,721,198
Series A, 5.00%, 06/15/22	1,030	1,056,873
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,320	1,353,791
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	769,444
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,410,240
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,613,923
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	12,405,688
Series D, 5.00%, 06/15/25 (Call 06/15/22)	5,365	5,503,498
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,823,826
New York State Thruway Authority Highway & Bridge
Trust Fund RB
Series A, 5.00%, 04/01/22	1,705	1,732,501
Series A, 5.00%, 04/01/25 (Call 04/01/22)	2,100	2,133,445
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,469,927
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	9,706,854
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,047,678
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	3,982,299
New York State Thruway Authority RB
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,087,282
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,172,019
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,789,750
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,758,048
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,892,482
Series A-1, 3.00%, 03/15/48 (Call 03/15/31)	5,000	5,294,077

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	$2,260	$2,732,291
Series A-1, 4.00%, 03/15/41 ( 03/15/31)	11,110	13,246,105
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	5,000	5,899,757
Series A-1, 4.00%, 03/15/47 (Call 03/15/31)	5,000	5,879,875
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	7,435	8,659,892
Series A-1, 5.00%, 03/15/23	5,495	5,833,993
Series A-1, 5.00%, 03/15/25	5,000	5,743,058
Series A-1, 5.00%, 03/15/26	5,000	5,933,651
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	2,610,205
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	2,055,184
Series B, 4.00%, 01/01/38 (Call 01/01/30)	2,500	2,930,969
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	4,309,032
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	2,351,379
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,328,241
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	9,181,835
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,889,497
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	9,460,161
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,547,871
Series I, 5.00%, 01/01/27 (PR 01/01/22)	1,000	1,003,944
Series I, 5.00%, 01/01/28 (PR 01/01/22)	12,000	12,047,324
Series I, 5.00%, 01/01/31 (PR 01/01/22)	12,200	12,248,113
Series I, 5.00%, 01/01/37 (PR 01/01/22)	8,860	8,894,941
Series I, 5.00%, 01/01/42 (PR 01/01/22)	2,000	2,007,887
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,565	2,805,768
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,174,645
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,520,805
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	6,049,499
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,154,049
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,225,768
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	3,161,542
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	6,612,639
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	4,632,424
Series O, 4.00%, 01/01/48 ( 07/01/31)	5,845	6,908,172
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	3,000	3,167,864
4.00%, 03/15/34 (Call 09/15/30)	2,500	3,023,113
4.00%, 03/15/37 (Call 09/15/30)	2,500	2,991,591
4.00%, 03/15/39 (Call 09/15/30)	7,000	8,344,003
4.00%, 03/15/41 (Call 09/15/30)	1,000	1,185,371
4.00%, 03/15/42 (Call 09/15/30)	9,000	10,633,279
4.00%, 03/15/45 ( 09/15/31)	10,000	11,966,831
4.00%, 03/15/49 (Call 09/15/30)	9,000	10,509,197
5.00%, 03/15/22	1,500	1,520,993
5.00%, 03/15/23	750	796,268
5.00%, 03/15/26	2,000	2,368,793
5.00%, 03/15/27	1,000	1,218,737
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,102,429
5.00%, 03/15/28	4,580	5,721,650
5.00%, 03/15/29	12,000	15,340,093
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,203,410
5.00%, 03/15/32 (Call 09/15/30)	2,500	3,279,114
5.00%, 03/15/33 (Call 09/15/30)	8,000	10,465,445
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,527,274
5.00%, 03/15/36 (Call 09/15/30)	1,000	1,297,368
5.00%, 03/15/38 (Call 09/15/30)	14,000	18,063,242
5.00%, 03/15/47 (Call 09/15/30)	10,000	12,690,371
5.00%, 03/15/50 (Call 09/15/30)	2,900	3,667,107
Series A, 4.00%, 03/15/39 (Call 09/15/30)	7,500	8,940,004
Series A, 4.00%, 03/15/40 (Call 09/15/30)	7,910	9,405,252
Series A, 4.00%, 03/15/42 (Call 09/15/29)	2,750	3,217,859
Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 03/15/43 (Call 09/15/29)	$1,000	$1,168,123
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	5,829,202
Series A, 4.00%, 03/15/45 (Call 09/15/29)	2,000	2,326,362
Series A, 4.00%, 03/15/45 (Call 09/15/30)	1,000	1,173,690
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,902,487
Series A, 4.00%, 03/15/49 (Call 09/15/30)	7,500	8,757,664
Series A, 5.00%, 03/15/22	5,170	5,242,357
Series A, 5.00%, 03/15/23	12,460	13,228,671
Series A, 5.00%, 03/15/24	43,905	48,550,971
Series A, 5.00%, 03/15/26	4,295	5,086,984
Series A, 5.00%, 03/15/27	10,000	12,210,585
Series A, 5.00%, 03/15/27 (Call 09/15/25)	10,000	11,641,402
Series A, 5.00%, 03/15/27 (Call 03/15/26)	3,605	4,253,892
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,816,792
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,347,965
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	12,091,440
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,159,653
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,809,872
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,234,078
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,763,515
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,895,819
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	3,206,286
Series A, 5.00%, 03/15/36 ( 09/15/31)	20,000	26,536,484
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	3,078,723
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,278,892
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	3,316,174
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,587,008
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	6,214,750
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,542,190
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	3,172,877
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	4,534,748
Series A, 5.00%, 03/15/41 (Call 09/15/30)	10,500	13,466,901
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,827,106
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,829,369
Series A-1, 5.00%, 03/15/23	1,525	1,619,079
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	3,950,808
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,141,911
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,346,647
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	2,500	2,650,211
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	6,750,418
Series A-2, 5.50%, 03/15/24 (NPFGC)	1,110	1,238,819
Series C, 5.00%, 03/15/22	3,030	3,072,406
Series C, 5.00%, 03/15/30 (Call 03/15/23)	4,540	4,812,782
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,271,145
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	3,229,253
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,831,634
Series D, 5.00%, 03/15/23	5,435	5,770,291
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	15,726,784
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	5,990,188
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,949,443
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,500	1,784,422
Series E, 4.00%, 03/15/37 (Call 03/15/30)	1,500	1,779,248
Series E, 4.00%, 03/15/41 (Call 03/15/30)	5,000	5,877,759
Series E, 5.00%, 03/15/23	20,000	21,233,822
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	5,779,448
Series E, 5.00%, 03/15/25	15,025	17,231,316
Series E, 5.00%, 03/15/26	7,345	8,699,394
Series E, 5.00%, 03/15/28	3,000	3,747,806
Series E, 5.00%, 03/15/30	3,000	3,913,985

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	$2,500	$2,935,028
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,276,988
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,907,356
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	2,000	2,363,749
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,323,585
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,924,263
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,402,539
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,960,447
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	5,000	5,828,338
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,666,982
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	2,000	2,036,674
Series 179, 5.00%, 12/01/22	1,615	1,691,919
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	2,405	2,628,681
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,090,694
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,206,616
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,715,220
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	1,077,352
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	5,337,192
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	2,137,139
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,382,527
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,702,042
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,269,948
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,102,400
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,335,400
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,628,935
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,489,326
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	5,232,115
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	10,320	11,921,954
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,166,374
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	11,189,981
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,599,232
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	11,368,682
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,838,920
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,561,335
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,249,820
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,413,270
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,850,744
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,246,460
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	1,500	1,747,572
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	1,500	1,897,367
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	11,281,448
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,306,137
Series 222, 5.00%, 07/15/34 (Call 07/15/30)	4,500	5,838,998
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	4,652,848
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	1,970	2,374,818
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	11,350	13,517,009
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	7,670	9,077,640
Series 5, 5.38%, 03/01/28	1,765	2,081,909
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	560,190
Sales Tax Asset Receivable Corp. RB
Series A, 4.00%, 10/15/32 ( 10/15/24)	1,305	1,441,104
Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,265,644
Series A, 5.00%, 10/15/26 (PR 10/15/24)	4,600	5,210,981
Series A, 5.00%, 10/15/27 (PR 10/15/24)	5,030	5,698,095
Series A, 5.00%, 10/15/28 (PR 10/15/24)	7,860	8,903,981
Series A, 5.00%, 10/15/29 (PR 10/15/24)	5,685	6,440,093
Series A, 5.00%, 10/15/30 (PR 10/15/24)	7,030	7,963,739
Security	Par (000)	Value

New York (continued)
State of New York GO
Series A, 4.00%, 03/01/38 (PR 03/01/23)	$22,030	$23,072,008
Series E, 4.25%, 12/15/41 (PR 12/15/21)	6,000	6,008,928
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,115,114
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,489,347
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	2,385	2,470,895
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	10,800	9,126,379
Series A, 0.00%, 11/15/31(a)	2,000	1,643,121
Series A, 0.00%, 11/15/32(a)	1,800	1,440,820
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,920	5,064,294
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	3,457,317
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	6,910,083
Series A, 4.00%, 11/15/54 (Call 11/15/30)	7,805	9,132,396
Series A, 5.00%, 11/15/22	3,360	3,512,654
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	712,797
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,310	1,315,139
Series A, 5.00%, 11/01/25	2,750	3,226,284
Series A, 5.00%, 01/01/26 (PR 01/01/22)	5,300	5,320,792
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,133,401
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,155	1,159,531
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,066,701
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,209,313
Series A, 5.00%, 11/15/44 (Call 05/15/28)	6,000	7,342,622
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	5,007,940
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	9,177,051
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	11,069,520
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	12,761,514
Series A, 5.00%, 11/15/49 (Call 11/15/30)	7,000	8,919,625
Series A, 5.00%, 11/15/51 (Call 05/15/31)	4,375	5,585,593
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	5,067,989
Series A, 5.00%, 11/15/56 (Call 05/15/31)	12,420	15,807,191
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	3,075	3,641,079
Series A-1, 5.00%, 05/15/51 (Call 05/15/31)	10,000	12,817,106
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(b)(c)	2,885	2,990,174
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(b)(c)	2,885	3,054,922
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/28)(b)(c)	4,165	4,410,690
Series B, 0.00%, 11/15/32(a)	4,745	3,839,576
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,045,039
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	2,878,269
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,671,433
Series B, 5.00%, 11/15/30	1,000	1,326,676
Series B, 5.00%, 11/15/31	1,000	1,352,739
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,216,221
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,432,822
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,645,587
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,431,492
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,653,068
Series B, 5.50%, 01/01/30 (PR 01/01/22)	22,000	22,095,163
Series B-2, VRDN,5.00%, 05/15/50 (Put 05/15/26)(b)(c)	2,000	2,376,797
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	18,991,189
Series C-1, 5.00%, 11/15/25	4,485	5,260,720
Series C-1A, 4.00%, 05/15/46 ( 11/15/31)	2,000	2,385,915
Series C-1A, 5.00%, 05/15/39 ( 11/15/31)	2,000	2,650,594
Series C-1A, 5.00%, 05/15/51 ( 11/15/31)	420	544,050
Series C-1B, VRDN,5.00%, 05/15/51
(Put 05/15/26)(b)(c)	2,500	2,969,786
Series C-2, 3.00%, 05/15/33 ( 11/15/31)	1,000	1,125,027
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,559,315

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-3, 3.00%, 05/15/51 ( 11/15/31)	$2,000	$2,121,520
Series C-3, 4.00%, 05/15/51 ( 11/15/31)	2,000	2,370,661
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,202,632
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,211,577
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,273,670
5.00%, 12/15/39 (Call 12/15/27)	8,660	10,721,946
5.00%, 12/15/40 (Call 12/15/27)	10,155	12,564,189
5.00%, 12/15/41 (Call 12/15/27)	4,000	4,943,462
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,050	2,442,363
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,361,195
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,520	3,610,289
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	532,589
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,730	7,356,033
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,273,282
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	17,285	18,815,264
		5,551,814,603
North Carolina — 1.6%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/22	1,475	1,516,560
5.00%, 07/01/31 (Call 07/01/30)	6,875	9,098,824
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,155,749
City of Raleigh NC Combined Enterprise System
Revenue RB
Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	7,645,108
Series A, 5.00%, 03/01/43 (PR 03/01/23)	10,000	10,596,194
County of Guilford NC GO, 5.00%, 03/01/25	1,850	2,124,938
County of Mecklenburg NC GO, Series A, 5.00%,
12/01/21	1,225	1,225,000
County of Union NC GO, Series C, 5.00%, 09/01/25	3,000	3,507,533
County of Wake NC, Series B, 5.00%, 08/01/23	1,400	1,510,794
County of Wake NC GO
5.00%, 04/01/29	11,435	14,777,424
Series A, 5.00%, 03/01/24	3,490	3,858,307
Series A, 5.00%, 04/01/25	1,220	1,406,352
Series C, 5.00%, 03/01/22	1,005	1,017,133
Series C, 5.00%, 03/01/25	6,695	7,694,669
County of Wake NC RB, 5.00%, 03/01/24	435	480,595
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,000	1,171,223
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,368,189
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 ( 01/01/22)	130	130,459
Series B, 6.00%, 01/01/22 (ETM)	6,960	6,992,879
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,141,062
Series D, 5.00%, 01/01/25 ( 07/01/22)	9,120	9,377,296
North Carolina Municipal Power Agency No. 1 RB,
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,914,357
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	7,340	3,948,753
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	1,120,922
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,307,399
4.00%, 01/01/55 (Call 01/01/30)	2,000	2,259,939
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	2,309,494
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,421,155
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,448,064
5.00%, 01/01/49 (Call 01/01/30)	3,800	4,622,341
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,415	3,019,093
State of North Carolina GO
5.00%, 06/01/22	4,000	4,096,846
Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 06/01/22	$11,035	$11,302,174
Series A, 5.00%, 06/01/23	14,700	15,741,613
Series A, 5.00%, 06/01/27	10,500	12,942,682
Series A, 5.00%, 06/01/27 (Call 06/01/26)	2,000	2,381,924
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	5,955,972
Series B, 5.00%, 06/01/25	13,500	15,643,734
Series B, 5.00%, 06/01/26	8,925	10,690,989
Series B, 5.00%, 06/01/27	1,500	1,848,955
Series B, 5.00%, 06/01/28	8,690	10,998,535
Series B, 5.00%, 06/01/29	1,000	1,295,513
Series C, 4.00%, 05/01/22	1,280	1,300,530
State of North Carolina RB
4.00%, 03/01/34 (Call 03/01/31)	2,000	2,431,526
5.00%, 03/01/22	8,705	8,809,648
5.00%, 03/01/24	6,625	7,313,102
5.00%, 03/01/25	3,500	4,012,805
5.00%, 03/01/27	5,000	6,103,083
5.00%, 03/01/28	7,000	8,753,692
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,268,237
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,188,615
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,323,096
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,803,453
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,200,179
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,943,127
Series A, 5.00%, 05/01/23	10,000	10,670,397
Series A, 5.00%, 05/01/24	11,390	12,659,255
Series A, 5.00%, 05/01/32	7,855	10,780,078
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	2,270,522
Series B, 3.00%, 05/01/33 (Call 05/01/30)	1,500	1,698,406
Series B, 5.00%, 05/01/22	2,250	2,295,394
Series B, 5.00%, 05/01/23	5,000	5,335,198
Series B, 5.00%, 05/01/24	4,620	5,136,018
Series B, 5.00%, 05/01/25	5,000	5,769,732
Series B, 5.00%, 06/01/25	4,310	4,987,888
Series B, 5.00%, 05/01/26	1,505	1,794,388
Series B, 5.00%, 06/01/26	1,000	1,195,409
Series B, 5.00%, 05/01/27	2,000	2,456,026
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	7,948,255
Series B, 5.00%, 05/01/29	1,500	1,932,188
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,223,054
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	1,972,976
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	4,063,853
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	3,260,921
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,664,848
Town of Cary NC Combined Utility Systems Revenue RB,
5.00%, 12/01/42 (PR 12/01/22)	9,000	9,431,435
Town of Cary NC GO
4.00%, 09/01/32 ( 09/01/31)	5,710	7,220,324
4.00%, 09/01/33 ( 09/01/31)	3,535	4,453,903
5.00%, 09/01/24	5,450	6,141,100
		385,879,403
Ohio — 1.4%
American Municipal Power Inc. RB
5.00%, 02/15/25	2,250	2,574,009
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,558,160
5.00%, 02/15/35 (Call 02/15/30)	4,000	5,098,453
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	976,663
Series A, 5.25%, 02/15/32 (PR 02/15/22)	8,000	8,082,833

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	$20	$23,699
5.25%, 12/01/30 (NPFGC)	1,000	1,348,206
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,885	2,026,664
Series 1, 5.00%, 07/01/25	1,860	2,159,418
Series 1, 5.00%, 07/01/26	1,505	1,803,747
Series 2017-1, 5.00%, 04/01/24	10,240	11,351,220
Series A, 5.00%, 04/01/22	1,250	1,270,120
Series A, 5.00%, 04/01/28	6,005	7,554,841
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (PR 12/01/24)	2,150	2,445,384
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,858,551
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,986,332
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/48 (Call 06/01/28)	7,480	9,160,873
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,140,257
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,196,814
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49 ( 11/15/24)	3,225	3,566,449
4.00%, 11/15/49 (Call 11/15/24)	5,335	5,761,460
Ohio State University (The) RB
4.00%, 12/01/39 ( 12/01/31)	1,000	1,221,542
4.00%, 12/01/43 ( 12/01/31)	1,250	1,512,467
4.00%, 12/01/48 ( 12/01/31)	2,500	2,997,882
5.00%, 12/01/32 ( 12/01/31)	1,270	1,718,588
5.00%, 12/01/35 ( 12/01/31)	4,000	5,382,319
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,812,864
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,169,895
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,127,082
Series E, VRDN,0.04%, 06/01/35 (Put 12/07/21)(b)(c)	15,000	15,000,000
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	6,795	7,734,165
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,454,522
Series A, 5.00%, 02/15/46 (Call 02/15/31)	8,540	11,026,706
Series A, 5.00%, 02/15/51 (Call 02/15/31)	6,000	7,701,843
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	6,500	6,870,334
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,057,544
Series A-2, 0.00%, 02/15/37(a)	6,880	4,850,370
Series A-2, 0.00%, 02/15/40(a)	2,500	1,597,116
Series A-2, 0.00%, 02/15/41(a)	7,095	4,371,692
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,693,567
Ohio University RB, Series A, 5.00%, 12/01/44
(Call 06/01/27)	2,000	2,368,594
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,514,120
5.00%, 12/01/29 (Call 09/01/29)	9,500	12,335,702
5.00%, 06/01/44 (Call 12/01/29)	5,000	6,381,126
Series A, 5.00%, 12/01/28	1,000	1,279,168
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	8,579,458
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,673,443
Series A, 5.00%, 12/01/36 (Call 06/01/31)	1,500	2,001,895
Series A, 5.00%, 12/01/38 (Call 06/01/31)	2,250	2,989,889
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 12/01/21	2,500	2,500,000
5.00%, 06/01/22	1,275	1,305,740
5.00%, 06/01/23	2,685	2,873,994
5.00%, 12/01/23	6,155	6,727,456
Security	Par (000)	Value

Ohio (continued)
Series 2015-A, 5.00%, 12/01/25	$8,055	$9,465,363
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,295,987
Series A, 5.00%, 12/01/39 (Call 06/01/30)	3,400	4,407,686
Series A, 5.00%, 12/01/40 (Call 06/01/30)	2,000	2,588,480
Series A, 5.00%, 12/01/50 (Call 06/01/30)	7,960	10,138,494
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,694,934
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,939,686
Series B, 5.00%, 12/01/38 (Call 12/01/29)	1,000	1,290,978
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,868,800
South-Western City School District GO, 4.00%, 12/01/42
(PR 06/01/22) (SD CRED PROG)	10,000	10,190,905
State of Ohio GO
Series A, 5.00%, 12/15/22	3,000	3,150,251
Series A, 5.00%, 12/15/23	7,360	8,062,014
Series A, 5.00%, 09/15/24	3,055	3,444,804
Series A, 5.00%, 12/15/24	3,655	4,160,281
Series B, 5.00%, 09/15/23	10,000	10,841,453
Series B, 5.00%, 08/01/24	6,065	6,806,901
Series B, 5.00%, 09/15/25	4,220	4,926,497
Series B, 5.00%, 09/15/26	4,585	5,532,107
Series B, 5.00%, 09/15/27	1,500	1,857,562
Series B, 5.00%, 09/15/29	12,670	16,462,367
Series C, 5.00%, 08/01/27	1,430	1,765,264
Series C, 5.00%, 08/01/28	7,765	9,834,805
Series C, 5.00%, 08/01/28 (ETM)	735	928,419
State of Ohio RB, Series 1, 5.00%, 12/15/29
(Call 06/15/26)	1,000	1,186,965
Upper Arlington City School District GO, Series A, 5.00%,
12/01/48 (Call 12/01/27)	1,000	1,208,123
		344,824,362
Oklahoma — 0.2%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	2,000	2,139,215
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,160,028
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,812,395
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,465,793
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,202,328
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,212,846
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,231,523
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,982,900
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,995,264
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,823,519
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,287,807
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,446,944
Series D, 5.00%, 01/01/25	2,250	2,567,401
University of Oklahoma (The) RB, Series C, 4.00%,
07/01/45 (Call 07/01/25)	2,000	2,180,316
		44,508,279
Oregon — 0.8%
City of Portland OR Sewer System Revenue RB,
Series B, 5.00%, 06/15/22	2,000	2,052,070
Clackamas County School District No. 12 North
Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	2,083,081
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,793,377
County of Multnomah OR GO, Series A, 5.00%,
06/15/27	30,000	37,036,035

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Hillsboro School District No. 1J GO, 5.00%, 06/15/38
(Call 06/15/27) (GTD)	$2,250	$2,732,591
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	8,000	8,584,882
5.00%, 06/15/24 (GTD)	2,055	2,294,966
5.00%, 06/15/27 (GTD)	2,500	3,072,587
Oregon Health & Science University RB, Series B,
4.00%, 07/01/46 (Call 07/01/26)	2,000	2,244,426
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,120	2,254,881
Series C, 5.00%, 04/01/24	4,000	4,431,102
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,035,276
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,436,728
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,287,583
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,559,112
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	6,225,598
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,243,387
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,241,464
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	5,000	5,937,370
Series A, 5.00%, 11/15/23	5,150	5,621,961
Series A, 5.00%, 11/15/24	4,655	5,283,710
Series A, 5.00%, 11/15/27 ( 11/15/24)	2,300	2,613,085
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	4,124,130
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,272,248
Series A, 5.00%, 11/15/31 (PR 11/15/24)	7,015	7,969,910
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,287,282
Series A, 5.00%, 11/15/36 (Call 11/15/29)	13,665	17,565,823
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,597,691
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,183,865
Series A, 5.00%, 11/15/39 (Call 11/15/29)	5,605	7,165,137
Series A, 5.00%, 11/15/40 (Call 11/15/30)	5,000	6,520,923
Series A, 5.00%, 11/15/42 (Call 11/15/29)	8,195	10,414,130
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,378,975
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	6,340,404
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	8,298,895
Series K, 5.00%, 11/01/24	1,395	1,580,660
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,811,987
Tri-County Metropolitan Transportation District of Oregon
RB, Series A, 5.00%, 09/01/48 (PR 09/01/27)	1,000	1,240,960
Washington & Multnomah Counties School District No.
48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	3,038,121
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	3,033,909
		203,890,322
Pennsylvania — 2.8%
Allegheny County Sanitary Authority RB
5.00%, 12/01/21	3,700	3,700,000
5.00%, 06/01/43 (Call 06/01/28)	3,000	3,690,163
City of Philadelphia PA Airport Revenue RB, Series A,
5.00%, 07/01/47 (Call 07/01/27)	1,000	1,209,831
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	539,395
Series A, 5.00%, 08/01/26	1,500	1,794,724
Series A, 5.00%, 05/01/35 ( 05/01/31)	3,565	4,644,937
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 10/01/42 (Call 10/01/27)	6,160	7,586,949
Series A, 5.00%, 07/01/45 (PR 07/01/24)	5,755	6,436,600
Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.00%, 11/01/45 (Call 11/01/30)	$5,395	$6,882,829
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	5,224,381
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,925,190
Series A, 5.00%, 11/01/50 (Call 11/01/30)	1,500	1,890,838
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,201,926
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,769,214
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,994,699
Series C, 4.00%, 10/01/51 ( 10/01/31)	10,000	11,832,508
Commonwealth of Pennsylvania GO
5.00%, 07/15/26	2,000	2,394,813
5.00%, 07/15/27	14,870	18,297,774
5.00%, 07/15/28	2,000	2,515,657
5.00%, 07/15/29	6,000	7,702,379
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	9,851,969
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	9,805,678
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	15,735,448
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,434,430
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,869,688
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,091,396
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,226,173
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,336,932
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,458,646
First Series, 5.00%, 04/01/22	2,280	2,316,621
First Series, 5.00%, 07/01/22	9,975	10,255,466
First Series, 5.00%, 08/15/22	2,715	2,807,278
First Series, 5.00%, 01/01/23	6,500	6,837,727
First Series, 5.00%, 03/15/23	2,165	2,298,271
First Series, 5.00%, 04/01/23	5,120	5,445,751
First Series, 5.00%, 08/15/23	2,980	3,220,589
First Series, 5.00%, 01/01/24	1,850	2,027,304
First Series, 5.00%, 03/01/24	3,645	4,020,984
First Series, 5.00%, 06/15/24	2,000	2,231,385
First Series, 5.00%, 07/01/24	1,900	2,123,463
First Series, 5.00%, 08/15/24	2,400	2,694,840
First Series, 5.00%, 09/15/24	4,755	5,356,054
First Series, 5.00%, 01/01/25	32,580	37,100,530
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,317,422
First Series, 5.00%, 08/15/25	7,765	9,033,744
First Series, 5.00%, 09/15/25	1,500	1,749,894
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,615	1,851,292
First Series, 5.00%, 09/15/26	3,690	4,440,618
First Series, 5.00%, 01/01/27	3,500	4,244,448
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,048,118
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	14,481,892
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	9,626,043
First Series, 5.00%, 05/15/31	5,000	6,670,602
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,960,219
First Series 2020, 5.00%, 05/01/23	2,500	2,668,706
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,689,901
Second Series, 5.00%, 09/15/22	7,450	7,732,908
Second Series, 5.00%, 10/15/23	1,200	1,305,485
Second Series, 5.00%, 01/15/24	1,545	1,695,711
Second Series, 5.00%, 09/15/24	1,500	1,689,607
Second Series, 5.00%, 01/15/25	1,365	1,556,537
Second Series, 5.00%, 09/15/25	1,310	1,528,241
Second Series, 5.00%, 09/15/26	5,725	6,889,577
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,087,314
Second Series, 5.00%, 01/15/27	4,680	5,681,547
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	6,497,047
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,875,670

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	$2,400	$2,605,308
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,085,349
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,743,776
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,711,901
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	11,306,421
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,373,031
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	2,185	2,645,377
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,775,306
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,374,869
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,877,458
5.00%, 07/01/47 (Call 07/01/27)	4,250	5,055,565
Delaware River Port Authority RB
5.00%, 01/01/30 (Call 01/01/24)	1,660	1,818,001
5.00%, 01/01/33 (Call 01/01/24)	2,570	2,806,178
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,650,260
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	1,089,033
Series B, 5.00%, 01/01/23	1,215	1,277,720
Series B, 5.00%, 01/01/26	1,815	2,134,554
Delaware Valley Regional Finance Authority RB,
Series A, 5.50%, 08/01/28 (AMBAC)	3,110	3,979,181
Pennsylvania Economic Development Financing
Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	5,495	5,560,223
Pennsylvania State University (The) RB, Series A, 5.00%,
09/01/47 (Call 09/01/27)	4,650	5,625,072
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	2,308,584
5.00%, 12/01/23	3,995	4,367,402
5.00%, 12/01/25	1,050	1,234,758
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,840,920
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,397,762
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	5,483,107
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,376,131
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	2,337,467
Series A, 4.00%, 12/01/44 (Call 12/01/30)	3,000	3,498,455
Series A, 4.00%, 12/01/45 (Call 12/01/30)	9,470	11,014,983
Series A, 4.00%, 12/01/46 (Call 12/01/30)	3,300	3,833,167
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,872,446
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	4,094,760
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	15,632,904
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,580,133
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,887,488
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,173,690
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	12,539,420
Series A, 5.00%, 12/01/42 (PR 12/01/21)	4,725	4,725,000
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,316,708
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	7,222,533
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,234,436
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,050	1,212,925
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,688,739
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,986,700
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	3,015,781
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,045	1,095,094
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	24,270	28,404,475
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,951,675
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,946,736
Series B, 4.00%, 12/01/46 (Call 12/01/31)	1,000	1,173,826
Series B, 4.00%, 12/01/51 (Call 12/01/31)	4,700	5,431,333
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,321,504
Security	Par (000)	Value

Pennsylvania (continued)
Series B, 5.00%, 12/01/45 (Call 12/01/25)	$4,500	$5,185,119
Series B, 5.00%, 12/01/46 (Call 06/01/31)	9,150	11,680,428
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,550,397
Series B, 5.00%, 12/01/51 (Call 06/01/31)	6,500	8,267,392
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,385,368
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	3,064,137
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	3,020,194
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,425,699
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,569,633
Series C, 5.00%, 12/01/43 (PR 12/01/23)	4,555	4,982,483
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,379,542
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,704,434
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	913,151
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,655,797
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47
(Call 08/01/27)	1,500	1,772,263
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%,
09/01/44 (Call 09/01/29) (AGM)	1,000	1,251,310
School District of Philadelphia (The) GOL, Series A,
5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	8,169,822
State Public School Building Authority RB
5.50%, 06/01/28 (AGM, SAW)	470	593,394
Series A, 5.00%, 06/01/31 (Call 12/01/26)
(AGM, SAW)	2,000	2,392,547
University of Pittsburgh-of the Commonwealth System of
Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	4,435	5,048,682
Upper Merion Area School District/PA GOL, Series A,
4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	9,077,121
Westmoreland County Municipal Authority RB, 5.00%,
08/15/37 (PR 08/15/23)	1,000	1,079,983
		677,968,494
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,010	2,154,692
Series B, 5.00%, 06/15/26	2,500	2,984,668
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,950,273
Rhode Island Health & Educational Building Corp. RB,
Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	4,296,145
Rhode Island Health and Educational Building Corp. RB,
Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	5,135,131
		17,520,909
South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	3,052,791
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,186,500
5.00%, 12/01/30 (PR 12/01/23)	2,000	2,186,266
City of Charleston SC Waterworks & Sewer System
Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	7,955	10,082,336
City of Columbia SC Waterworks & Sewer System
Revenue RB, Series A, 5.00%, 02/01/49
(PR 02/01/29)	2,500	3,202,732
County of Charleston SC GO, 5.00%, 11/01/22	2,385	2,490,120
South Carolina Public Service Authority RB
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	2,432,584
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	2,125,404
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	3,538,631
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,355,157
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,528,994
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,603,694

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Series A, 5.00%, 12/01/49 (Call 06/01/24)	$2,000	$2,209,016
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,415,473
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,466,757
Series B, 4.00%, 12/01/41 (Call 12/01/31)	1,000	1,194,639
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	1,191,264
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	2,356,549
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,287,401
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,375,410
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,792,885
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,716,620
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,621,030
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,227,467
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,575,900
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,500,000
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,687,804
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,896,842
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,674,271
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/24	1,000	1,130,120
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,023,971
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	733,420
State of South Carolina GO
Series A, 5.00%, 04/01/24	17,000	18,857,425
Series A, 5.00%, 04/01/25	3,500	4,032,098
		120,751,571
Tennessee — 0.6%
City of Clarksville TN Water Sewer & Gas Revenue RB
Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	2,375,166
Series A, 5.00%, 02/01/45 (Call 02/01/31)	1,500	1,936,199
City of Memphis TN GO, Series A, 5.00%, 04/01/26
(Call 04/01/25)	2,000	2,293,187
City of Memphis TN Sanitary Sewerage System Revenue
RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	3,000	3,857,075
County of Shelby TN GO
Series A, 5.00%, 03/01/23	10,075	10,675,665
Series A, 5.00%, 03/01/24	1,000	1,104,579
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,428,092
Series A, 5.00%, 05/15/46 (Call 05/15/31)	1,000	1,297,516
Metropolitan Government of Nashville & Davidson
County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	6,166,276
4.00%, 07/01/36 (Call 07/01/28)	10,000	11,897,352
5.00%, 07/01/22	5,875	6,041,588
5.00%, 07/01/23 (PR 07/01/22)	4,020	4,132,763
5.00%, 01/01/24	3,835	4,205,914
5.00%, 07/01/24 (Call 07/01/23)	2,275	2,444,091
5.00%, 01/01/25	2,060	2,348,553
5.00%, 07/01/27	1,000	1,230,504
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,770,726
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,266,183
Series A, 5.00%, 07/01/22	7,075	7,275,614
Series A, 5.00%, 07/01/23	6,220	6,689,512
Series A, 5.00%, 01/01/29 (PR 01/01/23)	1,135	1,193,209
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	11,056,241
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue RB
5.00%, 07/01/40 (PR 07/01/23)	1,045	1,122,498
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,572,786
Security	Par (000)	Value

Tennessee (continued)
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	$2,000	$2,509,377
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,492,883
State of Tennessee GO
Series A, 4.00%, 08/01/24 (PR 08/01/22)	3,000	3,076,890
Series A, 5.00%, 08/01/22	6,525	6,734,627
Series A, 5.00%, 08/01/28 (PR 08/01/25)	1,595	1,859,171
Series B, 5.00%, 08/01/23	3,250	3,506,065
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/43 (PR 11/01/22) (HERBIP)	11,205	11,692,519
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	6,077,841
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,713,562
		146,044,224
Texas — 8.0%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,337,277
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,784,698
Aledo Independent School District GO, 4.00%, 02/15/45
(Call 02/15/29) (PSF)	1,000	1,164,950
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,640,929
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,964,628
Austin Independent School District GO, 5.00%, 08/01/22
(PSF)	3,030	3,127,344
Board of Regents of the University of Texas System RB
Series A, 4.00%, 08/15/35 (Call 08/15/31)	9,150	11,332,018
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,304,131
Series A, 5.00%, 08/15/22	5,420	5,604,216
Series A, 5.00%, 08/15/23	10,025	10,834,363
Series A, 5.00%, 08/15/28	3,000	3,816,706
Series A, 5.00%, 08/15/30	10,000	13,324,994
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,435,076
Series A, 5.00%, 08/15/50	5,950	9,429,987
Series B, 5.00%, 08/15/25	4,875	5,681,310
Series B, 5.00%, 08/15/26	3,175	3,819,525
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,031,676
Series B, 5.00%, 08/15/49	5,000	7,868,950
Series B, VRDN,0.03%, 08/01/39 (Put 12/07/21)(b)(c)	20,000	20,000,000
Series B, VRDN,0.05%, 08/01/33 (Put 12/07/21)(b)(c)	6,220	6,220,000
Series C, 5.00%, 08/15/25	2,610	3,041,686
Series D, 5.00%, 08/15/22	1,725	1,783,630
Series D, 5.00%, 08/15/24	2,200	2,473,443
Series E, 5.00%, 08/15/23	3,000	3,242,204
Series E, 5.00%, 08/15/26	8,405	10,111,215
Series F, 5.00%, 08/15/47	2,000	3,099,259
Series I, 5.00%, 08/15/23	5,430	5,868,388
Series I, 5.00%, 08/15/24	2,310	2,596,449
Series J, 5.00%, 08/15/23	350	378,257
Series J, 5.00%, 08/15/25	1,600	1,864,635
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/23)	1,560	1,638,260
Series A, 5.00%, 01/01/40 (PR 07/01/25)	6,060	7,019,110
Series A, 5.00%, 01/01/43 (PR 01/01/23)	2,500	2,627,375
Series A, 5.00%, 01/01/45 (PR 07/01/25)	2,500	2,895,672
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	1,157,846
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,254,902
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	3,101,459
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	5,000	6,360,056
Series A, 5.00%, 08/15/41 (PR 08/15/22)	20,095	20,781,290

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	$1,000	$549,558
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,769,963
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,237,895
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,678,116
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	21,286,010
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,459,802
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,043,074
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	18,294,440
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	5,012,503
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,961,103
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,787,751
City of Austin TX Water & Wastewater System
Revenue RB
5.00%, 11/15/26	2,245	2,721,130
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,043,270
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,654,702
5.00%, 11/15/41 (Call 12/21/21)	1,000	1,002,538
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,192,680
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,342,234
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,584,599
Series C, 5.00%, 11/15/50 (Call 11/15/30)	12,000	15,425,130
City of Corpus Christi TX Utility System Revenue RB,
Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,276,259
City of Dallas TX GOL
5.00%, 02/15/23	1,700	1,797,827
5.00%, 02/15/24	1,800	1,984,674
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,648,308
City of Dallas TX Waterworks & Sewer System
Revenue RB
5.00%, 10/01/46 (Call 10/01/27)	2,500	3,027,656
Series A, 5.00%, 10/01/24	3,000	3,390,361
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,640,878
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,657,643
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,322,261
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,936,696
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	6,619,354
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,943,836
Series C, 3.00%, 10/01/46 ( 10/01/31)	5,000	5,487,919
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,900	9,414,721
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,575,198
City of Fort Worth TX Water & Sewer System Revenue
RB, 3.00%, 02/15/24	8,045	8,515,686
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	1,143,945
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,442,806
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,590,709
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,555,798
Series B, 5.00%, 07/01/31 (PR 07/01/22)	1,500	1,542,086
Series B, 5.00%, 07/01/32 (PR 07/01/22)	1,000	1,028,057
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,858,263
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,849,797
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	13,023,066
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,255,899
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	6,525,760
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,792,133
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,906,497
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,092,303
Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 11/15/49 (Call 11/15/29)	$2,000	$2,511,520
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	1,077,206
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,805,189
Series C, 4.00%, 11/15/49 (Call 11/15/30)	5,085	6,053,928
Series C, 5.00%, 05/15/22	2,500	2,554,917
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,338,628
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,224,536
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,281,690
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,230,657
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,207,729
Series A, 5.00%, 03/01/25	2,350	2,691,850
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,697,388
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,061,210
City of San Antonio Texas Electric & Gas Systems
Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	4,429,606
5.00%, 02/01/27	3,000	3,651,647
5.00%, 02/01/34 (Call 02/01/30)	2,000	2,574,845
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,569,999
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,765,004
5.00%, 02/01/47 (Call 02/01/27)	7,500	8,872,605
5.00%, 02/01/47 (Call 08/01/27)	2,500	3,000,210
5.00%, 02/01/48 (PR 02/01/23)	10,250	10,821,334
Series REF, 5.00%, 02/01/22	5,400	5,443,250
Series REF, 5.00%, 02/01/23	1,050	1,108,654
Series REF, 5.25%, 02/01/24	2,620	2,897,803
Series REF, 5.25%, 02/01/25	1,445	1,663,174
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/36 (Call 02/01/30)	4,000	5,127,694
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,506,816
Series A, 5.00%, 02/01/26	1,750	2,068,321
Series A, 5.00%, 02/01/46 (Call 02/01/31)	1,000	1,267,602
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,445,641
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,340,368
City of San Antonio TX GOL
5.00%, 08/01/22	1,500	1,548,190
5.00%, 02/01/25	6,560	7,505,692
Conroe Independent School District GO, Series A,
5.00%, 02/15/29 (PSF)	22,370	28,589,057
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,271,000
5.00%, 06/15/38 (PR 06/15/24)	7,670	8,574,649
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,480,026
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,546,190
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,466,299
Series A, 5.00%, 10/01/25	5,000	5,847,802
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,777,320
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	1,995,518
County of Harris TX GOL, Series A, 5.00%, 10/01/24
(Call 10/01/22)	1,630	1,695,083
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,384,466
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,132,600
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,100,228
County of Hays TX GOL, 4.00%, 02/15/42
(Call 02/15/27)	2,000	2,238,535
County of Williamson TX GOL, 5.00%, 02/15/23	17,710	18,735,772

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	$1,000	$1,105,173
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	11,001,498
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,448,529
5.00%, 02/15/25 (PSF)	4,635	5,297,674
5.00%, 02/15/26 (PSF)	4,835	5,710,418
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,475	1,741,388
Series A, 5.00%, 02/15/24 (PSF)	8,000	8,813,311
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,154,435
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	4,176,862
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,345,925
Dallas Area Rapid Transit RB
5.00%, 12/01/31 (Call 12/01/29)	7,510	9,735,424
5.00%, 12/01/32 (Call 12/01/29)	5,000	6,474,021
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,654,782
5.00%, 12/01/42 (PR 12/01/22)	3,330	3,489,631
5.25%, 12/01/28	250	322,260
5.25%, 12/01/29 (AMBAC)	1,050	1,383,843
Series A, 5.00%, 12/01/25 (PR 12/01/24)	3,025	3,437,390
Series A, 5.00%, 12/01/46 (PR 12/01/25)	6,630	7,793,736
Series A, 5.00%, 12/01/48 (PR 12/01/25)	12,500	14,694,072
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	9,101,169
Series B, 4.00%, 12/01/51 ( 12/01/30)	1,000	1,174,461
Series B, 5.00%, 12/01/47 ( 12/01/30)	1,000	1,283,704
Dallas Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	11,507,705
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,417,433
5.00%, 11/01/43 ( 11/01/30)	14,035	17,922,054
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	302,834
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	6,146,322
Series A, 5.00%, 11/01/27	1,000	1,235,313
Series A, 5.00%, 11/01/30	1,000	1,311,783
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,304,452
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,148,769
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,561,025
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,091,443
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,289,992
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,102,825
5.00%, 08/15/28 (PR 08/15/22) (PSF)	1,000	1,034,152
5.00%, 08/15/29 (PR 08/15/22) (PSF)	500	517,076
Denton Independent School District GO
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	4,247,502
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,727,616
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,328,795
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	5,000	5,821,986
Fort Bend Grand Parkway Toll Road Authority RB
4.00%, 03/01/46 (Call 03/01/22)	4,400	4,441,359
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,011,870
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	3,985,990
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	5,998,344
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,670,733
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	2,108,660
First Series, 4.00%, 10/01/45 (Call 04/01/30)	27,400	31,907,823
First Series, 4.00%, 10/01/49 (Call 04/01/30)	21,955	25,442,200
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,738,004
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,487,188

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/43 (Call 04/01/28)	$10,995	$13,597,597
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	17,168,515
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,641,756
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,325,920
Series B, 5.00%, 04/01/53 (PR 10/01/23)	6,100	6,620,850
Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,081,929
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,470	3,924,674
Series A, 5.00%, 10/01/23	5,000	5,430,777
Harris County Toll Road Authority (The) RB
4.00%, 08/15/50 (Call 08/15/30)	10,000	11,764,663
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,482,180
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,718,779
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	5,054,647
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	561,641
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	588,174
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,549,497
Houston Community College System GOL
4.00%, 02/15/43 (PR 02/15/23)	5,000	5,227,967
5.00%, 02/15/33 (PR 02/15/23)	2,000	2,115,200
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,490,023
5.00%, 02/15/23 (PSF)	3,125	3,305,219
5.00%, 02/15/25 (PSF)	2,680	3,073,321
5.00%, 02/15/26 (PSF)	1,175	1,394,199
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,214,932
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,735,027
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,656,355
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,178,323
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,862,106
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	4,241,799
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,429,209
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,233,992
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,718,307
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,756,481
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,987,308
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	229,873
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	5,550,802
Series B, 5.00%, 08/15/25	2,535	2,953,264
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,063,155
Lower Colorado River Authority RB
5.00%, 05/15/22	4,000	4,087,496
5.00%, 05/15/25	1,000	1,150,293
5.00%, 05/15/28	1,000	1,251,337
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,543,949
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,540,905
5.00%, 05/15/41 ( 05/15/30)	3,500	4,422,240
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,212,673
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,534,978
5.00%, 05/15/46 (Call 05/15/30)	2,500	3,116,562
Series A, 5.00%, 05/15/39 (Call 05/15/22)	4,950	5,056,269
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	824,775
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	652,133

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	$6,000	$6,682,159
North Texas Tollway Authority RB
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,719,423
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,196,692
First Series, 0.00%, 01/01/33 (AGC)(a)	3,450	2,836,333
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,392,122
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	9,772,913
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,995,064
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	8,226,529
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,127,802
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,317,878
Series A, 5.00%, 01/01/22	5,600	5,621,940
Series A, 5.00%, 01/01/23	5,425	5,703,833
Series A, 5.00%, 01/01/24 (Call 01/01/23)	510	535,642
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,550	2,794,997
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,245	2,357,374
Series A, 5.00%, 01/01/26 (Call 01/01/24)	9,010	9,859,686
Series A, 5.00%, 01/01/27 (Call 01/01/24)	11,705	12,785,785
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,755,492
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,764,516
Series A, 5.00%, 01/01/32 (Call 01/01/25)	12,745	14,404,416
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,259,094
Series A, 5.00%, 01/01/34	10,500	14,563,191
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,199,953
Series A, 5.00%, 01/01/35	1,000	1,425,055
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,279,065
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,199,730
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,049,608
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,497,939
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	27,219,117
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,909,379
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	3,067,972
Series A, 5.00%, 01/01/43 (Call 01/01/28)	18,775	22,913,797
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,414,197
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	916,555
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	902,362
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	2,111,339
Series B, 4.00%, 01/01/36 (Call 01/01/31)	2,000	2,413,121
Series B, 4.00%, 01/01/40 (Call 01/01/31)	2,000	2,386,105
Series B, 5.00%, 01/01/24 (Call 01/01/23)	3,775	3,966,069
Series B, 5.00%, 01/01/26	1,250	1,470,078
Series B, 5.00%, 01/01/26 (Call 01/01/23)	160	167,955
Series B, 5.00%, 01/01/27	2,500	3,028,966
Series B, 5.00%, 01/01/28	3,850	4,775,866
Series B, 5.00%, 01/01/29	1,700	2,156,121
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	169,973
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,182,049
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	1,040,991
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,370,011
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	7,867,873
Series B, 5.00%, 01/01/42 (PR 01/01/22)	6,850	6,876,675
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,087,612
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	2,070,827
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	701,274
Series C, 6.75%, 09/01/45 (PR 09/01/31)(a)	500	755,384
Series D, 0.00%, 01/01/31 (AGC)(a)	965	829,268
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,322,081
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,426,829

Security	Par (000)	Value

Texas (continued)
Permanent University Fund - University of Texas System RB
Series A, VRDN,0.05%, 07/01/37 (Put 12/07/21)(b)(c)	$15,000	$15,000,000
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	3,020,519
Permanent University Fund-University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	5,030	5,386,425
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,824,343
Richardson Independent School District GO
4.00%, 02/15/46 (Call 02/15/30) (PSF)	2,000	2,388,519
5.00%, 02/15/22 (PSF)	1,750	1,767,298
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,242,527
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	8,015,961
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,967,905
Series A, 5.00%, 08/01/22 (PSF)	2,000	2,063,707
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	5,163,246
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,755,908
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,795,907
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,537,958
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,746,482
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	365	372,849
5.00%, 05/15/27 (PR 05/15/22)	635	648,780
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	4,525,220
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	8,238,777
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	7,563,559
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	16,251,823
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,218,369
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	1,176,071
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	12,590,628
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,460,292
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,961,337
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	4,518,673
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	12,790	13,787,938
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,301,211
5.00%, 04/01/22	2,360	2,397,906
5.00%, 10/01/22	3,675	3,822,368
5.00%, 10/01/22 (Call 12/20/21)	8,000	8,019,234
5.00%, 04/01/23	2,075	2,207,018
5.00%, 10/01/23	1,015	1,102,643
5.00%, 10/01/24 (Call 04/01/24)	4,155	4,615,156
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,700,115
5.00%, 10/01/26 (PR 04/01/24)	1,015	1,124,141
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,215,057
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,592,246
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,215,057
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,714,463
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,838,497
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,107,528
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,512,626
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,411,900
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,190,903
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,170,287
Series A, 5.00%, 10/01/22	4,530	4,711,653
Series A, 5.00%, 10/01/23	10,755	11,683,675

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/24	$4,800	$5,433,314
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,305	3,731,044
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	8,201,477
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	6,992,923
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,435	2,842,827
Series A, 5.00%, 04/01/28 (PR 04/01/22)	2,000	2,032,056
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,630,946
Series A, 5.00%, 10/01/28 (Call 10/01/25)	3,960	4,616,682
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,469,820
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,160,875
Series A, 5.00%, 10/01/33 (Call 10/01/27)	7,800	9,606,452
Series A, 5.00%, 04/01/36 (PR 04/01/22)	1,500	1,524,042
Series A, 5.00%, 10/01/36 (Call 10/01/25)	30,150	34,925,995
Series A, 5.00%, 04/01/42 (PR 04/01/22)	25,000	25,400,700
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,391,595
Series A, 5.00%, 10/01/44 (PR 10/01/24)	22,235	25,108,022
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	8,325,007
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	7,175,155
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,203,433
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/37 (PR 03/01/22)	3,000	3,035,989
5.00%, 03/01/42 (PR 03/01/22)	3,000	3,035,989
Texas A&M University RB, Series C, 5.00%, 05/15/22	6,815	6,964,703
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	8,122,893
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,291,923
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 04/01/26)(b)(c)	5,000	4,967,780
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	2,034,903
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	2,170	2,257,017
First Series, 5.00%, 10/01/25	2,190	2,562,247
First Series, 5.00%, 10/01/26	2,905	3,508,301
Series A, 5.00%, 04/01/23	12,050	12,816,660
Series A, 5.00%, 04/01/24	9,600	10,637,020
Series A, 5.00%, 10/01/24	6,600	7,456,795
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,305	1,447,262
Series A, 5.00%, 10/01/25	3,210	3,755,623
Series A, 5.00%, 10/01/26	1,100	1,328,444
Texas Water Development Board RB
3.00%, 10/15/33 (Call 10/15/29)	2,000	2,262,651
3.00%, 10/15/34 (Call 10/15/29)	2,000	2,242,202
3.00%, 10/15/39 (Call 10/15/29)	2,585	2,866,929
4.00%, 10/15/36 (Call 10/15/29)	2,200	2,655,316
4.00%, 10/15/38 (Call 10/15/29)	1,490	1,785,441
4.00%, 10/15/44 (Call 10/15/29)	5,000	5,902,034
4.00%, 10/15/49 (Call 10/15/29)	20,445	23,899,851
4.00%, 04/15/51 (Call 10/15/30)	11,000	13,022,006
4.00%, 10/15/54 (Call 10/15/29)	1,000	1,162,890
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,419,634
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	4,073,025
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,360,826
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,356,740
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,177,385
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,931,161
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,525,201
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,984,469

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 10/15/45 (Call 10/15/25)	$4,865	$5,388,597
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,328,050
Series A, 5.00%, 04/15/24	5,890	6,536,316
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,244,291
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,168,956
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,168,537
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,235,753
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,034,426
Series A, 5.00%, 10/15/43 (Call 04/15/28)	8,250	10,180,157
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	3,052,442
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,573,806
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	8,204,715
Series B, 5.00%, 04/15/22	3,520	3,583,290
Series B, 5.00%, 10/15/22	2,585	2,693,455
Series B, 5.00%, 04/15/25	3,170	3,650,000
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,366,015
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	7,364,145
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,767,900
Series B, 5.00%, 04/15/49 (Call 10/15/28)	17,450	21,683,712
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,461,287
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,789,956
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	2,000	2,346,636
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,463,473
		1,963,961,653
Utah — 0.6%
Central Valley Water Reclamation Facility RB, Series C, 4.00%, 03/01/47 (Call 03/01/31)	2,000	2,380,449
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,374,855
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,433,841
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,782,510
5.00%, 07/01/22	4,100	4,215,280
5.00%, 07/01/23	3,525	3,789,915
5.00%, 07/01/24	3,225	3,612,278
5.00%, 07/01/25 (PR 01/01/25)	2,000	2,282,134
5.00%, 07/01/26	13,275	15,943,445
5.00%, 07/01/29 (Call 01/01/29)	4,000	5,124,994
5.00%, 07/01/30 (Call 01/01/29)	4,600	5,879,421
5.00%, 07/01/31 (Call 01/01/29)	13,500	17,247,809
Series B, 5.00%, 07/01/24	3,960	4,435,542
Series B, 5.00%, 07/01/26	8,560	10,280,670
Series B, 5.00%, 07/01/27	7,500	9,275,008
Series B, 5.00%, 07/01/28	1,470	1,864,458
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	2,049,998
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	19,418,206
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	7,675	7,874,155
Series A, 5.00%, 06/15/24	5,505	6,147,828
Series A, 5.00%, 06/15/25	3,550	4,112,438
Series A, 5.00%, 06/15/26 (PR 06/15/25)	3,440	3,983,071
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	6,378,794
		145,887,099

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	$1,000	$1,149,256

Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	11,637,360
5.00%, 07/01/46 (Call 07/01/26)	21,350	25,146,728
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,763,332
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,505,129
City of Alexandria VA GO, Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	1,109,185
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,175,282
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,376,773
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	2,355,760
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,352,347
Series A, 5.00%, 01/15/43 (PR 01/15/23)	2,000	2,107,418
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	11,000	11,620,277
Series B, 5.00%, 06/01/22	1,135	1,162,365
Series B, 5.00%, 06/01/22 (ETM)	240	245,740
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,468,450
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,414,777
County of Arlington VA GO
4.00%, 06/15/34 (Call 06/15/29)	2,085	2,517,531
Series A, 5.00%, 08/01/22 (SAW)	1,110	1,145,812
County of Fairfax VA GO
Series A, 4.00%, 10/01/24	12,165	13,405,725
Series A, 4.00%, 10/01/24 (SAW)	8,000	8,815,931
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,560	8,652,282
Series A, 5.00%, 10/01/28	5,000	6,370,035
Series B, 5.00%, 10/01/22 (SAW)	4,020	4,181,202
Series B, 5.00%, 04/01/23 (SAW)	7,325	7,791,040
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,011,927
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,599,597
Hampton Roads Transportation Accountability Commission RB
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	2,373,025
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	5,860,944
Series A, 5.00%, 07/01/22	8,000	8,224,458
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	6,444,009
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	9,916,541
Series A, 5.00%, 07/01/48 (Call 01/01/28)	15,180	18,509,949
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,000	2,521,216
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,509,792
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	6,000	6,427,025
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	9,065,591
Series B, 5.00%, 09/01/49 (Call 09/01/29)	3,000	3,823,897
Virginia College Building Authority RB
5.00%, 02/01/26 ( 02/01/22)	11,140	11,228,662
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,521,084
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,283,414
Series A, 4.00%, 02/01/37 (Call 02/01/31)	2,120	2,583,799
Series A, 5.00%, 02/01/23	1,000	1,055,861
Series B, 5.00%, 02/01/24	5,285	5,821,755
Series C, 5.00%, 02/01/28	500	625,633
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,586,387
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,540,389

Security	Par (000)	Value

Virginia (continued)
Series C, 5.00%, 02/01/31 (Call 02/01/27)	$2,830	$3,409,381
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,871,037
Series E, 5.00%, 02/01/23	1,500	1,583,791
Series E, 5.00%, 02/01/25	2,525	2,887,286
Series E, 5.00%, 02/01/26	4,405	5,208,255
Series E, 5.00%, 02/01/28	1,000	1,251,267
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	6,234,545
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	2,252,759
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,267,412
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,542,365
4.00%, 05/15/42 (Call 05/15/27)	8,920	10,178,088
5.00%, 03/15/24	5,000	5,527,865
5.00%, 09/15/27	1,000	1,235,822
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,021,932
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,165,853
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,802,562
Series A, 5.00%, 05/15/23	2,750	2,940,928
Series A, 5.00%, 05/15/26	4,375	5,214,091
Series A, 5.00%, 05/15/27	2,400	2,938,823
Series A, 5.00%, 05/15/30 (Call 11/15/27)	11,035	13,686,157
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,812,401
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/27	3,000	3,708,980
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,412,657
Series A-1, 5.00%, 08/01/24	2,650	2,980,194
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	3,000	3,728,652
Series A-2, 4.00%, 08/01/35 (Call 08/01/31)	1,790	2,220,879
Series B, 5.00%, 08/01/23	7,030	7,585,116
Series B, 5.00%, 08/01/25	1,975	2,301,010
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	279,499
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	4,009,854
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	5,500	5,677,073
5.00%, 08/01/23 (Call 08/01/22)	15	15,469
5.00%, 08/01/23 (PR 08/01/22)	2,585	2,667,518
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,760,271
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,801,560
		371,036,788
Washington — 3.0%
Central Puget Sound Regional Transit Authority RB
Series S-1, 4.00%, 11/01/40 ( 11/01/31)	3,000	3,680,149
Series S-1, 5.00%, 11/01/27	1,500	1,865,679
Series S-1, 5.00%, 11/01/28	1,500	1,913,739
Series S-1, 5.00%, 11/01/29 (PR 11/01/25)	3,500	4,118,100
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	1,250	1,470,750
Series S-1, 5.00%, 11/01/32 ( 11/01/31)	3,000	4,085,490
Series S-1, 5.00%, 11/01/34 ( 11/01/31)	3,000	4,051,702
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	5,460	6,424,235
Series S-1, 5.00%, 11/01/36 ( 11/01/31)	3,000	4,038,498
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	4,500	5,294,700
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	17,300	20,355,178
Series S-1, 5.00%, 11/01/46	3,170	4,868,130
City of Seattle WA GOL
Series A, 5.00%, 04/01/24	3,500	3,878,946
Series A, 5.00%, 06/01/24	6,355	7,089,731
Series A, 5.00%, 12/01/29	5,415	7,062,196
Series A, 5.00%, 12/01/30	7,860	10,476,959
City of Seattle WA Municipal Light & Power Revenue RB 4.00%, 09/01/44 (Call 09/01/24)	4,500	4,839,799

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 4.00%, 07/01/43 (Call 07/01/31)	$12,000	$14,469,929
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,911,255
Series A, 4.00%, 07/01/47 (Call 07/01/31)	14,805	17,642,762
Series A, 4.00%, 07/01/51 (Call 07/01/31)	7,865	9,333,423
Series B, 5.00%, 02/01/25	4,430	5,064,108
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,553,594
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,043,003
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,703,822
County of King WA GOL
Series A, 5.00%, 01/01/31	2,000	2,664,890
Series A, VRDN,0.04%, 01/01/46 (Put 11/30/21)(b)(c)	9,200	9,200,000
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (PR 01/01/25)	2,000	2,282,134
5.00%, 07/01/47 (PR 01/01/25)	10,000	11,410,671
5.00%, 01/01/52 (PR 01/01/22)	4,000	4,015,659
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,933,961
Series A, 4.00%, 01/01/52 (Call 01/01/30)	2,000	2,327,379
Series A, VRDN,0.63%, 01/01/32 (Put 01/01/24)(b)(c)	2,000	2,004,450
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,224,962
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,489,116
Energy Northwest RB
5.00%, 07/01/23	12,000	12,891,909
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,314,221
5.00%, 07/01/28	2,400	3,029,966
5.00%, 07/01/40 (Call 07/01/31)	13,000	17,145,506
5.00%, 07/01/41 (Call 07/01/31)	2,000	2,631,318
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,208,154
Series A, 5.00%, 07/01/22	1,500	1,542,175
Series A, 5.00%, 07/01/23	1,000	1,074,326
Series A, 5.00%, 07/01/25	5,000	5,793,276
Series A, 5.00%, 07/01/26	3,000	3,587,999
Series A, 5.00%, 07/01/26 (Call 07/01/22)	2,205	2,265,421
Series A, 5.00%, 07/01/27	1,000	1,230,504
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,026,986
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,539,783
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,783,074
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,873,555
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,295,783
Series A, 5.00%, 07/01/35 (Call 07/01/30)	11,585	15,114,778
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,297,390
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,532,109
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	9,225,567
Series A, 5.00%, 07/01/39 (Call 07/01/30)	500	644,868
Series C, 5.00%, 07/01/25	4,740	5,492,026
Series C, 5.00%, 07/01/27	1,000	1,230,504
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	6,905,018
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,313,931
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	4,355	4,857,646
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,231,932
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,113,776
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,236,682
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,705,799
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,354,788
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,546,142
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	2,999,913

Security	Par (000)	Value

Washington (continued)
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	$1,000	$1,157,037
State of Washington GO
5.00%, 07/01/22	2,165	2,225,873
5.00%, 07/01/24 (Call 07/01/22)	1,060	1,089,614
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,595,661
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,912,749
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,545,802
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,957,336
Series A, 5.00%, 02/01/24	10,320	11,353,939
Series A, 5.00%, 02/01/27	12,270	14,956,134
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,014,264
Series A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,614,262
Series A, 5.00%, 08/01/37 ( 08/01/31)	17,750	23,652,890
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,151,305
Series A, 5.00%, 08/01/37 (Call 08/01/30)	5,000	6,514,648
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,306,284
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	12,980,519
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,887,628
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,971,992
Series A, 5.00%, 08/01/44 (Call 08/01/30)	1,475	1,894,969
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,892,885
Series B, 5.00%, 07/01/22	655	673,417
Series B, 5.00%, 07/01/23	2,100	2,256,779
Series B, 5.00%, 07/01/24	6,260	7,001,409
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,678,066
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,173,781
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,175,178
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	12,330,092
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,760,117
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,705	1,997,660
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,509,664
Series C, 5.00%, 02/01/26	7,875	9,311,013
Series C, 5.00%, 02/01/37 (Call 02/01/31)	7,500	9,872,772
Series C, 5.00%, 02/01/38 ( 02/01/31)	9,780	12,850,135
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,224,848
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	6,398,663
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,735,649
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,219,046
Series C, 5.00%, 02/01/42 (Call 02/01/31)	1,500	1,953,690
Series C, 5.00%, 02/01/46 (Call 02/01/31)	2,000	2,584,030
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,007,959
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	8,949,381
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	985,856
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	3,036,965
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	2,039,361
Series R, 5.00%, 02/01/25	4,555	5,207,000
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	3,950	4,060,355
Series R-2012-C, 5.00%, 07/01/25 (Call 07/01/22)	1,170	1,202,688
Series R-2012-C, 5.00%, 07/01/26 (Call 07/01/22)	15,510	15,942,396
Series R-2012D, 5.00%, 07/01/25 (Call 07/01/22)	2,000	2,055,876
Series R-2015, 5.00%, 07/01/23	6,600	7,092,733
Series R-2015, 5.00%, 07/01/24	3,245	3,629,325
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,700,221
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	7,314,498
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,557,067
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,513,412
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,536,790
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,264,335
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,700,221

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	$3,000	$3,397,487
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	4,974,435
Series R-2017A, 5.00%, 08/01/22	1,235	1,274,592
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,676,275
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,577,270
Series R-2018C, 5.00%, 08/01/24	1,590	1,784,045
Series R-2018-C, 5.00%, 08/01/26	5,330	6,401,694
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,670	2,058,297
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	7,884,971
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	8,565,999
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,669,066
Series R-2018-D, 5.00%, 08/01/27	1,025	1,266,593
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,633,080
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,673,115
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	6,622,573
Series R-2020C, 5.00%, 07/01/25	2,500	2,899,539
Series R-2020D, 5.00%, 07/01/23	12,000	12,895,878
Series R-2020D, 5.00%, 07/01/25	16,550	19,194,948
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	1,955	2,522,977
Series R-2021C, 5.00%, 08/01/22	17,015	17,560,474
Series R-2021C, 5.00%, 08/01/23	10,000	10,784,401
Series R-C, 5.00%, 07/01/23	1,395	1,499,146
Series R-C, 5.00%, 07/01/25 (Call 07/01/23)	800	859,196
State of Washington RB
Series C, 5.00%, 09/01/22	1,120	1,159,845
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,025	2,188,502
Series F, 5.00%, 09/01/22	1,215	1,258,224
Series F, 5.00%, 09/01/24 (Call 09/01/22)	4,730	4,896,452
University of Washington RB, Series A, 5.00%, 07/01/41 (PR 07/01/22)	1,000	1,028,057
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,324,523
		736,535,817
West Virginia — 0.1%
State of West Virginia GO
Series A, 5.00%, 12/01/39 ( 06/01/31)	5,320	6,987,823
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	3,450,825
Series B, 4.00%, 06/01/42 (Call 06/01/28)	1,200	1,398,695
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,494,707
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,479,636
West Virginia Parkways Authority RB
4.00%, 06/01/51 (Call 06/01/31)	1,755	2,066,708
5.00%, 06/01/43 (Call 06/01/28)	3,500	4,292,958
5.00%, 06/01/47 (Call 06/01/31)	3,500	4,494,316
		28,665,668
Wisconsin — 0.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 4.00%, 06/01/35 ( 06/01/30)	3,465	4,201,825
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,750	2,013,613
5.00%, 11/01/28 (Call 05/01/27)	6,460	7,918,057
5.00%, 11/01/31 (Call 05/01/27)	6,530	7,979,147
Series 1, 5.00%, 05/01/22	1,890	1,928,131
Series 1, 5.00%, 11/01/23	10,425	11,366,454
Series 1, 5.00%, 05/01/26	1,000	1,192,767
Series 1, 5.00%, 05/01/30	2,500	3,298,127
Series 2, 5.00%, 11/01/22	12,285	12,828,792

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	$4,190	$4,274,338
Series 2, 5.00%, 11/01/24	10,000	11,334,021
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	1,140	1,162,944
Series 2, 5.00%, 11/01/25	1,475	1,731,088
Series 2, 5.00%, 11/01/26	3,040	3,682,165
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	7,735	9,487,601
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,374,948
Series 2021-2, 5.00%, 05/01/28	1,000	1,260,796
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,332,520
Series 3, 5.00%, 11/01/22	5,410	5,647,938
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,434,464
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	987,782
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,840,960
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	7,195,121
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,822,602
Series A, 4.00%, 05/01/31 (PR 05/01/22)	2,500	2,539,981
Series A, 4.00%, 05/01/39 ( 05/01/28)	9,635	11,319,024
Series B, 4.00%, 05/01/40 ( 05/01/29)	15,085	17,981,848
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	16,114,640
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	8,626,560
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,509,994
State of Wisconsin RB
Series A, 5.00%, 05/01/22	3,000	3,060,652
Series A, 5.00%, 05/01/29 (Call 05/01/27)	2,000	2,441,358
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,028,296
Series 1, 5.00%, 07/01/27	1,000	1,232,965
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,463,081
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	5,360	5,510,387
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,775,768
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,663,715
		198,564,470
Total Municipal Debt Obligations — 98.4%
(Cost: $23,168,088,141)		24,073,852,868

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Liquidity Funds: MuniCash, 0.00%(d)(e)	260,102	260,127,932

Total Short-Term Investments — 1.1%
(Cost: $260,098,363)		260,127,932

Total Investments in Securities — 99.5%
(Cost: $23,428,186,504)		24,333,980,800

Other Assets, Less Liabilities — 0.5%		120,211,110

Net Assets — 100.0%		$24,454,191,910

(a)	Zero-coupon bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® National Muni Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$343,379,379	$—	$(83,261,596	)(a)	$10,148	$1	$260,127,932	260,102	$16,344	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$24,073,852,868	$—	$24,073,852,868
Money Market Funds	260,127,932	—	—	260,127,932
	$260,127,932	$24,073,852,868	$—	$24,333,980,800

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	ST	Special Tax
GOL	General Obligation Limited	TA	Tax Allocation
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation